Schedule of Investments (unaudited)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Asset-Backed Securities

BA Credit Card Trust, Class A1, 0.44%, 09/15/26	$100	$100,010
Carmax Auto Owner Trust Series 2021-1, Class A3, 0.34%, 12/15/25 (Call 01/15/25)	2,990	2,990,058
GM Financial Automobile Leasing Trust Series 2020-2, Class A3, 0.80%, 07/20/23 (Call 03/20/23)	700	704,684
GM Financial Consumer Automobile Receivables Trust, Class A4, 0.54%, 05/17/27 (Call 10/16/24)	850	846,651
Total Asset-Backed Securities — 0.4%
(Cost: $4,642,235)		4,641,403

Collaterized Mortgage Obligations
Mortgage-Backed Securities — 1.6%
BBCMS Mortgage Trust, Series 2020-C7, Class A5, 2.04%, 04/15/53	670	669,326
Benchmark Mortgage Trust
Series 2018-B4, Class A5, 4.12%, 07/15/51(a)	100	114,346
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	250	281,182
Series 2018-B6, Class AAB, 4.17%, 10/10/51 (Call 03/10/28)	250	282,075
Series 2019-B11, Class A4, 3.28%, 05/15/52 (Call 03/15/29)	100	108,890
Series 2020-B21, Class A4, 1.70%, 12/17/53 (Call 03/15/30)	1,200	1,164,922
Series 2020-B21, Class A5, 1.98%, 12/17/53 (Call 11/15/30)	800	790,242
CD Mortgage Trust, 3.35%, 11/10/49 (Call 09/10/26)	2,300	2,473,209
COMM Mortgage Trust
Series 2013-CR9, Class A4, 4.25%, 07/10/45(a)	300	319,744
Series 2014-CR17, Class A5, 3.98%, 05/10/47 (Call 04/10/24)	585	635,013
Series 2014-UBS3, Class A4, 3.82%, 06/10/47 (Call 05/10/24)	720	780,307
Federal National Mortgage Association, , Class A2, 1.66%, 04/25/31	600	593,004
Freddie Mac Multifamily Structured Pass Through Certificates, Series K735, Class A2, 2.86%, 05/25/26 (Call 05/25/26)	3,000	3,255,944
GS Mortgage Securities Corp. II, Series 2013-GC10, Class A4, 2.68%, 02/10/46 (Call 12/10/22)	143	147,334
GS Mortgage Securities Trust, Series 2015-GC30, Class A4, 3.38%, 05/10/50 (Call 05/10/25)	250	271,255
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A5, 2.87%, 08/15/49 (Call 08/15/26)	100	107,325
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C18, Class ASB, 3.62%, 10/15/47	78	81,076
Series 2014-C19, Class A4, 3.53%, 12/15/47 (Call 11/15/24)	100	108,241
Series 2015-C27, Class A4, 3.75%, 12/15/47 (Call 10/15/25)	250	275,681
Series 2016-C31, Class A5, 3.10%, 11/15/49 (Call 10/15/26)	500	541,696
Morgan Stanley Capital I Trust, Series 2019-L3, Class AS, 3.49%, 11/15/52 (Call 11/15/29)	82	88,506
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class C5, 2.90%, 10/10/48 (Call 10/10/25)	1,200	1,262,951
UBS Commercial Mortgage Trust, Series 2018-C12, Class ASB, 4.19%, 08/15/51 (Call 01/15/28)	400	451,098
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust
Series 2014-LC16, Class ASB, 3.48%, 08/15/50 (Call 03/15/24)	$912	$948,700
Series 2015-LC22, Class A4, 3.84%, 09/15/58 (Call 09/15/25)	500	554,763
Series 2017-C41, Class A4, 3.47%, 11/15/50 (Call 11/15/27)	1,000	1,099,457
Series 2019-C51, Class A4, 3.31%, 06/15/52 (Call 06/15/29)	2,000	2,185,091
Series 2020-C56, Class A5, 2.45%, 06/15/53 (Call 03/15/30)	130	133,856
WFRBS Commercial Mortgage Trust Series 2012-C9, Class A3, 2.87%, 11/15/45 (Call 10/15/22)	87	89,528
Series 2014-C21, Class A5, 3.68%, 08/15/47 (Call 07/15/24)	635	686,672
Series 2014-C25, Class A5, 3.63%, 11/15/47 (Call 11/15/24)	213	232,191
		20,733,625
Total Collaterized Mortgage Obligations — 1.6%
(Cost: $20,874,547)		20,733,625

Corporate Bonds & Notes
Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 5.40%, 10/01/48 (Call 04/01/48)	20	25,525
WPP Finance 2010
3.63%, 09/07/22	500	520,090
3.75%, 09/19/24	487	532,729
		1,078,344
Aerospace & Defense — 0.2%
L3Harris Technologies Inc.
2.90%, 12/15/29 (Call 09/15/29)	225	235,618
3.83%, 04/27/25 (Call 01/27/25)	20	22,021
4.40%, 06/15/28 (Call 03/15/28)	252	289,414
4.85%, 04/27/35 (Call 10/27/34)	85	105,105
5.05%, 04/27/45 (Call 10/27/44)	62	78,880
6.15%, 12/15/40	19	26,603
Raytheon Technologies Corp.
2.25%, 07/01/30 (Call 04/01/30)	45	44,985
3.13%, 05/04/27 (Call 02/04/27)	42	45,770
3.13%, 07/01/50 (Call 01/01/50)	16	15,803
3.75%, 11/01/46 (Call 05/01/46)	60	64,980
3.95%, 08/16/25 (Call 06/16/25)	80	89,298
4.05%, 05/04/47 (Call 11/04/46)	90	101,856
4.13%, 11/16/28 (Call 08/16/28)	156	178,077
4.15%, 05/15/45 (Call 11/16/44)	140	159,688
4.35%, 04/15/47 (Call 10/15/46)	50	58,923
4.45%, 11/16/38 (Call 05/16/38)	75	88,358
4.50%, 06/01/42	258	310,457
4.63%, 11/16/48 (Call 05/16/48)	172	213,222
4.70%, 12/15/41	12	14,650
4.80%, 12/15/43 (Call 06/15/43)	12	14,610
4.88%, 10/15/40	30	37,187
5.40%, 05/01/35	5	6,447
5.70%, 04/15/40	150	202,257
6.05%, 06/01/36	75	102,945
6.13%, 07/15/38	108	150,502

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Aerospace & Defense (continued)
7.50%, 09/15/29	$96	$132,976
		2,790,632
Agriculture — 0.2%
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)	143	152,721
2.75%, 03/27/25 (Call 02/27/25)	110	117,930
3.25%, 03/27/30 (Call 12/27/29)	153	167,380
3.75%, 09/15/47 (Call 03/15/47)	34	38,934
4.02%, 04/16/43	8	9,462
4.50%, 03/15/49 (Call 09/15/48)	50	64,507
4.54%, 03/26/42	7	8,835
5.94%, 10/01/32	27	36,014
Bunge Ltd. Finance Corp.
3.00%, 09/25/22 (Call 08/25/22)	377	388,521
3.25%, 08/15/26 (Call 05/15/26)	466	504,082
3.75%, 09/25/27 (Call 06/25/27)	449	495,916
4.35%, 03/15/24 (Call 02/15/24)	471	515,599
		2,499,901
Airlines — 0.0%
Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, 02/10/24(b)	3	3,591
Southwest Airlines Co.
2.63%, 02/10/30 (Call 11/10/29)	145	146,733
3.00%, 11/15/26 (Call 08/15/26)	10	10,716
3.45%, 11/16/27 (Call 08/16/27)	10	10,790
5.13%, 06/15/27 (Call 04/15/27)	97	113,574
		285,404
Apparel — 0.1%
NIKE Inc.
2.40%, 03/27/25 (Call 02/27/25)	10	10,610
3.25%, 03/27/40 (Call 09/27/39)	175	186,408
3.38%, 11/01/46 (Call 05/01/46)	10	10,814
3.38%, 03/27/50 (Call 09/27/49)	168	181,556
3.63%, 05/01/43 (Call 11/01/42)	44	49,299
3.88%, 11/01/45 (Call 05/01/45)	157	182,125
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	140	156,975
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	50	52,617
2.80%, 04/23/27 (Call 02/23/27)	11	11,759
2.95%, 04/23/30 (Call 01/23/30)	75	78,563
		920,726
Auto Manufacturers — 0.1%
American Honda Finance Corp.
2.15%, 09/10/24	75	78,720
2.30%, 09/09/26	25	26,439
2.35%, 01/08/27	25	26,423
Cummins Inc.
1.50%, 09/01/30 (Call 06/01/30)	224	212,796
3.65%, 10/01/23 (Call 07/01/23)	342	365,940
4.88%, 10/01/43 (Call 04/01/43)	137	176,622
Daimler Finance North America LLC, 8.50%, 01/18/31	140	209,791
General Motors Co.
5.00%, 04/01/35	20	23,813
5.15%, 04/01/38 (Call 10/01/37)	10	11,871
5.20%, 04/01/45	35	41,747
5.95%, 04/01/49 (Call 10/01/48)	30	39,253
6.25%, 10/02/43	50	67,154
6.60%, 04/01/36 (Call 10/01/35)	10	13,495
6.75%, 04/01/46 (Call 10/01/45)	15	20,994
	Par
Security	(000)	Value

Auto Manufacturers (continued)
PACCAR Financial Corp., 2.15%, 08/15/24	$22	$23,150
Toyota Motor Credit Corp.
1.80%, 02/13/25	22	22,847
2.15%, 02/13/30	45	45,475
3.05%, 01/11/28	37	40,256
3.20%, 01/11/27	45	49,637
3.38%, 04/01/30	130	143,747
3.40%, 04/14/25	2	2,197
3.65%, 01/08/29	66	74,252
		1,716,619
Auto Parts & Equipment — 0.1%
Aptiv Corp., 4.15%, 03/15/24 (Call 12/15/23)	203	221,284
Aptiv PLC
4.25%, 01/15/26 (Call 10/15/25)	10	11,318
4.35%, 03/15/29 (Call 12/15/28)	80	91,248
4.40%, 10/01/46 (Call 04/01/46)	19	21,260
5.40%, 03/15/49 (Call 09/15/48)	212	275,059
BorgWarner Inc.
3.38%, 03/15/25 (Call 12/15/24)(b)	10	10,878
4.38%, 03/15/45 (Call 09/15/44)	31	34,332
Lear Corp.
3.50%, 05/30/30 (Call 02/28/30)	45	47,931
3.80%, 09/15/27 (Call 06/15/27)	10	11,030
5.25%, 05/15/49 (Call 11/15/48)	27	32,510
Magna International Inc.
3.63%, 06/15/24 (Call 03/15/24)	45	48,761
4.15%, 10/01/25 (Call 07/01/25)	30	33,780
		839,391
Banks — 4.6%
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25	100	111,961
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)	210	214,992
BancorpSouth Bank, 4.13%, 11/20/29 (Call 11/20/24)(a)	15	15,477
Bank of America Corp.
2.02%, 02/13/26 (Call 02/13/25)(a)	25	25,954
2.46%, 10/22/25 (Call 10/22/24)(a)	26	27,403
2.50%, 02/13/31 (Call 02/13/30)(a)	48	48,415
2.59%, 04/29/31 (Call 04/29/30)(a)	244	248,399
2.88%, 10/22/30 (Call 10/22/29)(a)	51	53,116
3.09%, 10/01/25 (Call 10/01/24)(a)	65	69,705
3.25%, 10/21/27 (Call 10/21/26)	35	38,090
3.37%, 01/23/26 (Call 01/23/25)(a)	45	48,881
3.42%, 12/20/28 (Call 12/20/27)(a)	95	103,896
3.50%, 04/19/26	200	221,656
3.59%, 07/21/28 (Call 07/21/27)(a)	40	44,105
3.71%, 04/24/28 (Call 04/24/27)(a)	80	88,691
3.88%, 08/01/25	60	67,203
3.95%, 01/23/49 (Call 01/23/48)(a)	141	156,523
3.97%, 03/05/29 (Call 03/05/28)(a)	70	78,455
3.97%, 02/07/30 (Call 02/07/29)(a)	56	62,928
4.00%, 01/22/25	60	66,220
4.08%, 04/23/40 (Call 04/23/39)(a)	35	40,017
4.08%, 03/20/51 (Call 03/20/50)(a)	439	501,540
4.20%, 08/26/24	100	110,604
4.24%, 04/24/38 (Call 04/24/37)(a)	197	229,795
4.25%, 10/22/26	25	28,412
4.27%, 07/23/29 (Call 07/23/28)(a)	30	34,273
4.33%, 03/15/50 (Call 03/15/49)(a)	203	239,493
4.44%, 01/20/48 (Call 01/20/47)(a)	90	106,793

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
4.88%, 04/01/44	$29	$36,415
5.00%, 01/21/44	194	247,298
5.88%, 02/07/42	170	237,209
7.75%, 05/14/38	125	194,401
Series L, 4.18%, 11/25/27 (Call 11/25/26)	155	174,575
Series L, 4.75%, 04/21/45	127	154,725
Bank of America N.A., 6.00%, 10/15/36	270	377,398
Bank of Montreal
1.85%, 05/01/25	65	67,423
2.05%, 11/01/22	35	35,903
2.35%, 09/11/22	10	10,275
2.50%, 06/28/24	120	127,129
2.55%, 11/06/22 (Call 10/06/22)	70	72,176
3.80%, 12/15/32 (Call 12/15/27)(a)	210	231,899
4.34%, 10/05/28 (Call 10/05/23)(a)	65	70,077
Series E, 3.30%, 02/05/24	179	192,550
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	263	271,111
1.85%, 01/27/23 (Call 12/27/22)	32	32,850
1.95%, 08/23/22	35	35,757
2.10%, 10/24/24	202	212,601
2.20%, 08/16/23 (Call 06/16/23)	30	31,161
2.45%, 08/17/26 (Call 05/17/26)	138	146,737
2.66%, 05/16/23 (Call 05/16/22)(a)	32	32,745
2.80%, 05/04/26 (Call 02/04/26)	84	90,825
2.95%, 01/29/23 (Call 12/29/22)	70	73,000
3.00%, 10/30/28 (Call 07/30/28)	114	122,687
3.25%, 09/11/24 (Call 08/11/24)	65	70,696
3.25%, 05/16/27 (Call 02/16/27)	10	11,030
3.30%, 08/23/29 (Call 05/23/29)	210	229,814
3.40%, 05/15/24 (Call 04/15/24)	50	54,175
3.40%, 01/29/28 (Call 10/29/27)	95	105,146
3.44%, 02/07/28 (Call 02/07/27)(a)	125	138,388
3.45%, 08/11/23	27	28,875
3.50%, 04/28/23	35	37,250
3.85%, 04/28/28	65	74,385
3.95%, 11/18/25 (Call 10/18/25)	59	66,537
Series 0012, 3.65%, 02/04/24 (Call 01/05/24)	84	91,006
Bank of Nova Scotia (The)
1.63%, 05/01/23	249	255,335
1.95%, 02/01/23	20	20,559
2.00%, 11/15/22	10	10,258
2.20%, 02/03/25	105	110,125
2.38%, 01/18/23	80	82,776
2.45%, 09/19/22	10	10,292
2.70%, 08/03/26	206	221,015
3.40%, 02/11/24	219	235,883
4.50%, 12/16/25	141	160,760
BankUnited Inc.
4.88%, 11/17/25 (Call 08/17/25)	10	11,407
5.13%, 06/11/30 (Call 03/11/30)	98	112,501
Barclays PLC
3.56%, 09/23/35 (Call 09/23/30)(a)	240	245,561
4.95%, 01/10/47	295	364,520
5.09%, 06/20/30 (Call 06/20/29)(a)	200	229,976
BBVA USA
2.88%, 06/29/22 (Call 05/29/22)	842	863,522
3.88%, 04/10/25 (Call 03/10/25)	250	275,082
	Par
Security	(000)	Value

Banks (continued)
BNP Paribas SA
3.25%, 03/03/23	$89	$93,734
4.25%, 10/15/24	200	222,786
Canadian Imperial Bank of Commerce
2.25%, 01/28/25	64	67,162
2.55%, 06/16/22	5	5,122
2.61%, 07/22/23 (Call 07/22/22)(a)	135	138,432
3.10%, 04/02/24	462	494,423
3.50%, 09/13/23	677	725,893
Citigroup Inc.
2.67%, 01/29/31 (Call 01/29/30)(a)	100	102,087
3.11%, 04/08/26 (Call 04/08/25)(a)	434	466,437
3.20%, 10/21/26 (Call 07/21/26)	293	318,822
3.35%, 04/24/25 (Call 04/24/24), (3 mo. LIBOR US + 0.897%)(a)	150	161,213
3.50%, 05/15/23	40	42,361
3.52%, 10/27/28 (Call 10/27/27)(a)	15	16,491
3.67%, 07/24/28 (Call 07/24/27)(a)	40	44,267
3.70%, 01/12/26	70	77,791
3.88%, 10/25/23	2	2,170
3.88%, 03/26/25	5	5,517
3.88%, 01/24/39 (Call 01/22/38)(a)	170	189,052
3.89%, 01/10/28 (Call 01/10/27)(a)	60	67,103
4.04%, 06/01/24 (Call 06/01/23)(a)	207	221,616
4.08%, 04/23/29 (Call 04/23/28)(a)	31	34,980
4.13%, 07/25/28	111	125,032
4.28%, 04/24/48 (Call 04/24/47)(a)	22	26,357
4.30%, 11/20/26	40	45,300
4.40%, 06/10/25	70	78,604
4.41%, 03/31/31 (Call 03/31/30)(a)	96	110,611
4.45%, 09/29/27	340	389,031
4.60%, 03/09/26	75	85,922
4.65%, 07/30/45	192	237,961
4.65%, 07/23/48 (Call 06/23/48)	133	167,347
4.75%, 05/18/46	190	232,324
5.30%, 05/06/44	34	44,207
5.32%, 03/26/41 (Call 03/26/40)(a)	20	26,164
5.50%, 09/13/25	163	191,766
5.88%, 02/22/33	16	20,684
5.88%, 01/30/42	163	228,102
6.00%, 10/31/33	35	45,985
6.63%, 01/15/28	33	42,288
6.63%, 06/15/32	240	324,751
6.68%, 09/13/43	51	77,030
8.13%, 07/15/39	117	196,767
Citizens Bank N.A./Providence RI, 3.75%, 02/18/26 (Call 11/18/25)	250	277,862
Citizens Financial Group Inc.
2.50%, 02/06/30 (Call 12/06/29)	50	50,821
2.85%, 07/27/26 (Call 04/25/26)	25	26,799
3.25%, 04/30/30 (Call 01/30/30)	30	32,276
Comerica Inc.
3.70%, 07/31/23 (Call 07/01/23)	133	142,076
4.00%, 02/01/29 (Call 10/31/28)	39	44,254
Cooperatieve Rabobank UA, 5.25%, 05/24/41	189	250,495
Credit Suisse Group AG
4.55%, 04/17/26	75	85,005
4.88%, 05/15/45	120	146,441
Deutsche Bank AG, 4.10%, 01/13/26	180	198,482
Deutsche Bank AG/London, 3.70%, 05/30/24	86	92,873

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
Deutsche Bank AG/New York NY
3.30%, 11/16/22	$200	$207,586
3.55%, 09/18/31 (Call 09/18/30)(a)	205	215,742
Fifth Third Bancorp., 8.25%, 03/01/38	81	133,382
Goldman Sachs Capital I, 6.35%, 02/15/34	20	27,637
Goldman Sachs Group Inc. (The)
2.60%, 02/07/30 (Call 11/07/29)	40	41,119
3.27%, 09/29/25 (Call 09/29/24), (3 mo. LIBOR US + 1.201%)(a)	190	204,782
3.50%, 01/23/25 (Call 10/23/24)	110	119,434
3.50%, 04/01/25 (Call 03/01/25)	20	21,812
3.50%, 11/16/26 (Call 11/16/25)	163	178,358
3.69%, 06/05/28 (Call 06/05/27)(a)	95	105,186
3.75%, 05/22/25 (Call 02/22/25)	8	8,810
3.75%, 02/25/26 (Call 11/25/25)	10	11,117
3.80%, 03/15/30 (Call 12/15/29)	81	90,411
3.81%, 04/23/29 (Call 04/23/28)(a)	102	113,180
3.85%, 01/26/27 (Call 01/26/26)	200	221,832
4.02%, 10/31/38 (Call 10/31/37)(a)	120	136,736
4.22%, 05/01/29 (Call 05/01/28)(a)	138	156,848
4.25%, 10/21/25	35	39,359
4.41%, 04/23/39 (Call 04/23/38)(a)	170	201,442
4.75%, 10/21/45 (Call 04/21/45)	134	169,458
4.80%, 07/08/44 (Call 01/08/44)	90	113,202
5.15%, 05/22/45	222	290,340
5.95%, 01/15/27	40	48,944
6.13%, 02/15/33	105	141,339
6.25%, 02/01/41	205	295,526
6.45%, 05/01/36	44	61,139
6.75%, 10/01/37	285	407,658
HSBC Holdings PLC
2.63%, 11/07/25 (Call 11/07/24)(a)	372	392,769
4.04%, 03/13/28 (Call 03/13/27)(a)	210	233,518
4.30%, 03/08/26	210	238,436
4.95%, 03/31/30	210	249,241
6.10%, 01/14/42	135	191,284
6.50%, 05/02/36	290	393,109
6.50%, 09/15/37	290	396,091
6.80%, 06/01/38	270	381,021
7.63%, 05/17/32	102	142,768
HSBC USA Inc., 3.50%, 06/23/24	100	108,676
Huntington Bancshares Inc./OH, 2.55%, 02/04/30 (Call 01/04/30)	109	111,919
ING Groep NV
3.95%, 03/29/27	80	90,091
4.10%, 10/02/23	257	278,393
Intesa Sanpaolo SpA, 5.25%, 01/12/24	400	443,492
JPMorgan Chase & Co.
2.52%, 04/22/31 (Call 04/22/30)(a)	30	30,478
2.74%, 10/15/30 (Call 10/15/29)(a)	36	37,333
2.95%, 10/01/26 (Call 07/01/26)	15	16,221
3.11%, 04/22/41 (Call 04/22/40)(a)	103	103,701
3.11%, 04/22/51 (Call 04/22/50)(a)	168	165,708
3.20%, 06/15/26 (Call 03/15/26)	115	125,961
3.51%, 01/23/29 (Call 01/23/28)(a)	5	5,485
3.54%, 05/01/28 (Call 05/01/27)(a)	25	27,587
3.63%, 12/01/27 (Call 12/01/26)	128	141,306
3.78%, 02/01/28 (Call 02/01/27)(a)	63	70,199
3.88%, 07/24/38 (Call 07/24/37)(a)	88	99,400
3.90%, 01/23/49 (Call 01/23/48)(a)	162	180,330
	Par
Security	(000)	Value

Banks (continued)
3.96%, 11/15/48 (Call 11/15/47)(a)	$109	$122,405
4.03%, 07/24/48 (Call 07/24/47)(a)	75	85,087
4.13%, 12/15/26	144	163,472
4.20%, 07/23/29 (Call 07/23/28)(a)	30	34,361
4.25%, 10/01/27	30	34,547
4.26%, 02/22/48 (Call 02/22/47)(a)	114	133,496
4.45%, 12/05/29 (Call 12/05/28)(a)	49	56,782
4.49%, 03/24/31 (Call 03/24/30)(a)	137	160,093
4.85%, 02/01/44	49	61,989
4.95%, 06/01/45	56	71,446
5.40%, 01/06/42	85	113,793
5.50%, 10/15/40	140	186,600
5.60%, 07/15/41	200	272,574
5.63%, 08/16/43	174	237,376
6.40%, 05/15/38	200	288,940
7.63%, 10/15/26	5	6,578
8.00%, 04/29/27	10	13,613
8.75%, 09/01/30	5	7,398
KeyBank N.A./Cleveland OH, 3.40%, 05/20/26	200	219,012
KeyCorp.
2.55%, 10/01/29	175	181,328
4.10%, 04/30/28	10	11,462
4.15%, 10/29/25	66	74,728
KfW
0.00%, 04/18/36(c)	408	297,306
0.00%, 06/29/37(c)	435	310,164
0.25%, 10/19/23	250	250,017
0.63%, 01/22/26	10	9,936
0.75%, 09/30/30	40	37,024
1.63%, 02/15/23	257	263,335
1.75%, 08/22/22	444	452,662
1.75%, 09/14/29	316	322,244
2.00%, 09/29/22	152	155,742
2.00%, 10/04/22	585	599,537
2.00%, 05/02/25	648	682,824
2.13%, 03/07/22	180	182,752
2.13%, 06/15/22	332	338,796
2.13%, 01/17/23	709	731,511
2.38%, 12/29/22	737	762,648
2.50%, 11/20/24	715	764,292
2.63%, 02/28/24	778	826,998
2.88%, 04/03/28	767	848,448
Landesbank Baden-Wuerttemberg, 7.63%, 02/01/23	40	44,679
Lloyds Banking Group PLC
3.87%, 07/09/25 (Call 07/09/24)(a)	425	463,067
4.38%, 03/22/28	250	285,362
4.50%, 11/04/24	352	391,783
4.58%, 12/10/25	200	225,496
Mitsubishi UFJ Financial Group Inc.
3.29%, 07/25/27	140	154,475
3.78%, 03/02/25	76	83,753
3.85%, 03/01/26	200	224,800
3.96%, 03/02/28	5	5,635
4.15%, 03/07/39	54	62,770
4.29%, 07/26/38	65	76,308
Mizuho Financial Group Inc., 3.15%, 07/16/30 (Call 07/16/29)(a)	200	212,346
Morgan Stanley
2.19%, 04/28/26 (Call 04/28/25), (SOFR + 1.990%)(a)	437	457,050
2.70%, 01/22/31 (Call 01/22/30)(a)	167	172,486

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
2.72%, 07/22/25 (Call 07/22/24)(a)	$40	$42,419
2.75%, 05/19/22	60	61,474
3.13%, 01/23/23	85	88,890
3.13%, 07/27/26	85	92,534
3.59%, 07/22/28 (Call 07/22/27)(a)	177	195,895
3.62%, 04/01/31 (Call 04/01/30), (SOFR + 3.120%)(a)	359	395,672
3.63%, 01/20/27	175	195,144
3.70%, 10/23/24	205	225,090
3.74%, 04/24/24 (Call 04/24/23), (3 mo. LIBOR US + 0.847%)(a)	95	100,883
3.77%, 01/24/29 (Call 01/24/28)(a)	149	165,968
3.88%, 01/27/26	95	106,458
3.95%, 04/23/27	85	95,770
3.97%, 07/22/38 (Call 07/22/37)(a)	210	240,591
4.00%, 07/23/25	76	85,023
4.10%, 05/22/23	20	21,398
4.30%, 01/27/45	150	178,662
4.35%, 09/08/26	135	153,764
4.38%, 01/22/47	92	111,353
4.43%, 01/23/30 (Call 01/23/29)(a)	15	17,419
4.46%, 04/22/39 (Call 04/22/38)(a)	25	30,003
4.88%, 11/01/22	90	95,506
5.00%, 11/24/25	61	70,770
5.60%, 03/24/51 (Call 03/24/50)(a)	403	577,785
6.25%, 08/09/26	100	123,917
6.38%, 07/24/42	216	320,116
7.25%, 04/01/32	107	153,887
Series F, 3.88%, 04/29/24	130	141,983
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/20/25)	210	225,099
National Bank of Canada, 2.10%, 02/01/23	262	269,488
Natwest Group PLC
3.03%, 11/28/35 (Call 08/28/30)(a)	200	196,702
3.75%, 11/01/29 (Call 11/01/24)(a)	200	213,648
4.27%, 03/22/25 (Call 03/22/24)(a)	602	656,794
4.45%, 05/08/30 (Call 05/08/29)(a)	40	45,326
4.80%, 04/05/26	260	299,156
5.08%, 01/27/30 (Call 01/27/29)(a)	215	252,176
5.13%, 05/28/24	120	134,084
6.00%, 12/19/23	261	294,045
Northern Trust Corp.
3.15%, 05/03/29 (Call 02/03/29)	196	213,856
3.38%, 05/08/32 (Call 05/08/27)(a)	425	462,816
3.65%, 08/03/28 (Call 05/03/28)	79	88,800
3.95%, 10/30/25	180	204,311
Oesterreichische Kontrollbank AG
1.50%, 02/12/25	539	556,776
2.88%, 03/13/23	975	1,020,952
3.13%, 11/07/23	304	324,769
PNC Financial Services Group Inc. (The)
2.20%, 11/01/24 (Call 10/02/24)	62	65,588
2.55%, 01/22/30 (Call 10/24/29)	80	83,074
2.60%, 07/23/26 (Call 05/24/26)	79	84,432
3.15%, 05/19/27 (Call 04/19/27)	105	115,151
3.45%, 04/23/29 (Call 01/23/29)	190	210,592
3.90%, 04/29/24 (Call 03/29/24)	85	92,919
Regions Financial Corp.
3.80%, 08/14/23 (Call 07/14/23)	202	216,106
7.38%, 12/10/37	83	123,685
	Par
Security	(000)	Value

Banks (continued)
Royal Bank of Canada
2.25%, 11/01/24	$205	$215,914
2.55%, 07/16/24	58	61,504
3.70%, 10/05/23	70	75,462
4.65%, 01/27/26	80	92,186
Santander Holdings USA Inc.
3.24%, 10/05/26 (Call 08/05/26)	54	57,767
3.50%, 06/07/24 (Call 05/07/24)	100	107,422
4.40%, 07/13/27 (Call 04/14/27)	645	724,341
4.50%, 07/17/25 (Call 04/17/25)	260	290,319
State Street Corp.
2.35%, 11/01/25 (Call 11/01/24)(a)	110	116,358
2.40%, 01/24/30	233	240,048
2.65%, 05/15/23 (Call 05/15/22)(a)	55	56,258
2.65%, 05/19/26	209	225,517
3.03%, 11/01/34 (Call 11/01/29)(a)	353	369,884
3.10%, 05/15/23	85	89,703
3.30%, 12/16/24	331	363,259
3.55%, 08/18/25	112	124,775
3.78%, 12/03/24 (Call 12/03/23)(a)	58	62,795
4.14%, 12/03/29 (Call 12/03/28)(a)	27	31,185
Sumitomo Mitsui Financial Group Inc.
2.63%, 07/14/26	35	37,183
3.01%, 10/19/26	90	97,404
3.20%, 09/17/29	25	26,187
3.35%, 10/18/27	12	13,162
3.36%, 07/12/27	158	173,549
3.45%, 01/11/27	122	134,362
3.54%, 01/17/28	5	5,502
3.78%, 03/09/26	10	11,159
3.94%, 10/16/23	5	5,414
3.94%, 07/19/28	105	117,990
4.31%, 10/16/28	18	20,717
SVB Financial Group
3.13%, 06/05/30 (Call 03/05/30)	85	89,419
3.50%, 01/29/25	80	86,894
Toronto-Dominion Bank (The)
2.65%, 06/12/24	381	405,708
3.25%, 03/11/24	133	143,244
3.50%, 07/19/23	127	135,715
3.63%, 09/15/31 (Call 09/15/26)(a)	261	289,684
Truist Bank
2.25%, 03/11/30 (Call 12/11/29)	340	338,480
3.20%, 04/01/24 (Call 03/01/24)	25	26,883
4.05%, 11/03/25 (Call 09/03/25)	60	67,730
Truist Financial Corp.
2.50%, 08/01/24 (Call 07/01/24)	163	172,381
2.85%, 10/26/24 (Call 09/26/24)	351	378,245
3.70%, 06/05/25 (Call 05/05/25)	50	55,321
3.75%, 12/06/23 (Call 11/06/23)	17	18,368
4.00%, 05/01/25 (Call 03/01/25)	66	73,572
Webster Financial Corp., 4.10%, 03/25/29 (Call 12/25/28)	89	97,529
Westpac Banking Corp.
1.15%, 06/03/26	200	200,032
2.15%, 06/03/31	300	299,910
2.35%, 02/19/25	10	10,551
2.70%, 08/19/26	80	86,078
2.85%, 05/13/26	155	167,636
2.89%, 02/04/30 (Call 02/04/25)(a)	5	5,189
3.30%, 02/26/24	191	205,938

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
3.35%, 03/08/27	$25	$27,758
3.40%, 01/25/28	25	27,804
4.11%, 07/24/34 (Call 07/24/29)(a)	354	384,773
4.32%, 11/23/31 (Call 11/23/26)(a)	187	208,490
4.42%, 07/24/39	6	6,923
		58,166,396
Beverages — 1.4%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	196	217,217
4.70%, 02/01/36 (Call 08/01/35)	137	163,404
4.90%, 02/01/46 (Call 08/01/45)	285	343,901
Anheuser-Busch InBev Finance Inc.
3.65%, 02/01/26 (Call 11/01/25)	352	390,100
4.00%, 01/17/43	160	173,078
4.63%, 02/01/44	190	222,049
4.70%, 02/01/36 (Call 08/01/35)	136	162,478
4.90%, 02/01/46 (Call 08/01/45)	133	159,560
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (Call 03/01/30)	5	5,486
3.75%, 07/15/42	87	91,516
4.00%, 04/13/28 (Call 01/13/28)	169	191,864
4.15%, 01/23/25 (Call 12/23/24)	87	97,303
4.35%, 06/01/40 (Call 12/01/39)	120	137,293
4.38%, 04/15/38 (Call 10/15/37)	159	182,753
4.44%, 10/06/48 (Call 04/06/48)	140	159,565
4.50%, 06/01/50 (Call 12/01/49)	126	146,052
4.60%, 04/15/48 (Call 10/15/47)	228	265,016
4.60%, 06/01/60 (Call 12/01/59)	140	161,935
4.75%, 01/23/29 (Call 10/23/28)	215	253,848
4.75%, 04/15/58 (Call 10/15/57)	80	94,228
4.90%, 01/23/31 (Call 10/23/30)	68	82,411
4.95%, 01/15/42	82	99,996
5.45%, 01/23/39 (Call 07/23/38)	203	258,317
5.55%, 01/23/49 (Call 07/23/48)	123	161,241
5.80%, 01/23/59 (Call 07/23/58)	138	188,268
8.00%, 11/15/39	27	43,128
8.20%, 01/15/39	170	273,618
Brown-Forman Corp.
3.50%, 04/15/25 (Call 02/15/25)	52	56,814
4.00%, 04/15/38 (Call 10/15/37)	23	26,467
4.50%, 07/15/45 (Call 01/15/45)	84	105,294
Coca-Cola Co. (The)
1.65%, 06/01/30	206	199,556
1.75%, 09/06/24	311	324,976
2.13%, 09/06/29	130	131,950
2.50%, 06/01/40	172	164,227
2.60%, 06/01/50	38	34,916
2.75%, 06/01/60	39	36,103
2.88%, 10/27/25	70	76,171
3.38%, 03/25/27	105	117,637
3.45%, 03/25/30	237	264,229
4.20%, 03/25/50	25	30,157
Coca-Cola Femsa SAB de CV, 5.25%, 11/26/43	185	238,445
Constellation Brands Inc.
3.75%, 05/01/50 (Call 11/01/49)	16	16,987
4.10%, 02/15/48 (Call 08/15/47)	7	7,805
4.50%, 05/09/47 (Call 11/09/46)	10	11,720
5.25%, 11/15/48 (Call 05/15/48)	16	20,663
	Par
Security	(000)	Value

Beverages (continued)
Diageo Capital PLC
2.00%, 04/29/30 (Call 01/29/30)	$210	$208,045
2.13%, 10/24/24 (Call 09/24/24)	940	987,085
2.13%, 04/29/32 (Call 01/29/32)	945	931,912
2.38%, 10/24/29 (Call 07/24/29)	370	379,317
2.63%, 04/29/23 (Call 01/29/23)	2,055	2,137,405
3.50%, 09/18/23 (Call 08/18/23)	350	374,402
5.88%, 09/30/36	25	35,082
Diageo Investment Corp.
2.88%, 05/11/22	918	940,849
4.25%, 05/11/42	105	124,757
7.45%, 04/15/35	104	162,371
8.00%, 09/15/22	145	159,171
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50 (Call 07/16/49)	165	167,269
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)	38	40,475
3.13%, 12/15/23 (Call 10/15/23)	92	97,638
3.20%, 05/01/30 (Call 02/01/30)	124	132,406
3.43%, 06/15/27 (Call 03/15/27)	208	229,368
3.80%, 05/01/50 (Call 11/01/49)	7	7,506
4.06%, 05/25/23 (Call 04/25/23)	60	64,178
4.42%, 05/25/25 (Call 03/25/25)	179	201,910
4.42%, 12/15/46 (Call 06/15/46)	145	169,169
4.50%, 11/15/45 (Call 05/15/45)	4	4,718
4.60%, 05/25/28 (Call 02/25/28)	80	93,330
4.99%, 05/25/38 (Call 11/25/37)	10	12,403
5.09%, 05/25/48 (Call 11/25/47)	14	17,953
Molson Coors Beverage Co.
3.00%, 07/15/26 (Call 04/15/26)	665	714,283
4.20%, 07/15/46 (Call 01/15/46)	65	69,195
5.00%, 05/01/42	35	41,557
PepsiCo Inc.
2.25%, 05/02/22 (Call 04/02/22)	50	50,872
2.25%, 03/19/25 (Call 02/19/25)	135	142,887
2.38%, 10/06/26 (Call 07/06/26)	309	330,661
2.63%, 03/19/27 (Call 01/19/27)	100	107,929
2.63%, 07/29/29 (Call 04/29/29)	100	106,123
2.75%, 03/01/23	35	36,565
2.75%, 04/30/25 (Call 01/30/25)	462	497,144
2.75%, 03/19/30 (Call 12/19/29)	219	233,693
2.85%, 02/24/26 (Call 11/24/25)	50	54,481
3.00%, 10/15/27 (Call 07/15/27)	119	131,144
3.10%, 07/17/22 (Call 05/17/22)	35	35,973
3.38%, 07/29/49 (Call 01/29/49)	130	138,564
3.45%, 10/06/46 (Call 04/06/46)	45	48,600
3.50%, 07/17/25 (Call 04/17/25)	10	11,051
3.50%, 03/19/40 (Call 09/19/39)	74	82,557
3.60%, 03/01/24 (Call 12/01/23)	60	64,819
3.60%, 08/13/42	50	55,620
3.63%, 03/19/50 (Call 09/19/49)	135	150,880
3.88%, 03/19/60 (Call 09/19/59)	103	120,767
4.00%, 03/05/42	80	94,137
4.00%, 05/02/47 (Call 11/02/46)	20	23,322
4.25%, 10/22/44 (Call 04/22/44)	142	170,336
4.45%, 04/14/46 (Call 10/14/45)	10	12,373
4.60%, 07/17/45 (Call 01/17/45)	15	18,929
4.88%, 11/01/40	4	5,155
7.00%, 03/01/29	45	62,005
		17,880,083

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Biotechnology — 0.5%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	$456	$473,392
2.20%, 02/21/27 (Call 12/21/26)	177	183,868
2.25%, 08/19/23 (Call 06/19/23)	94	97,713
2.30%, 02/25/31 (Call 11/25/30)	230	229,708
2.45%, 02/21/30 (Call 11/21/29)	206	209,873
2.60%, 08/19/26 (Call 05/19/26)	2	2,127
2.65%, 05/11/22 (Call 04/11/22)	345	352,255
2.70%, 05/01/22 (Call 03/01/22)	80	81,480
2.77%, 09/01/53 (Call 03/01/25)	186	168,161
3.13%, 05/01/25 (Call 02/01/25)	69	74,581
3.15%, 02/21/40 (Call 08/21/39)	175	177,149
3.20%, 11/02/27 (Call 08/02/27)	42	46,056
3.38%, 02/21/50 (Call 08/21/49)	130	131,628
3.63%, 05/22/24 (Call 02/22/24)	319	346,007
4.40%, 05/01/45 (Call 11/01/44)	100	116,865
4.56%, 06/15/48 (Call 12/15/47)	189	228,197
4.66%, 06/15/51 (Call 12/15/50)	143	176,541
4.95%, 10/01/41	51	63,859
5.15%, 11/15/41 (Call 05/15/41)	42	53,856
Baxalta Inc.
4.00%, 06/23/25 (Call 03/23/25)	175	194,453
5.25%, 06/23/45 (Call 12/23/44)	115	149,155
Biogen Inc.
3.15%, 05/01/50 (Call 11/01/49)	106	99,240
4.05%, 09/15/25 (Call 06/15/25)	199	222,006
5.20%, 09/15/45 (Call 03/15/45)	3	3,871
Gilead Sciences Inc.
1.65%, 10/01/30 (Call 07/01/30)	145	137,550
2.50%, 09/01/23 (Call 07/01/23)	40	41,746
2.80%, 10/01/50 (Call 04/01/50)	96	87,532
2.95%, 03/01/27 (Call 12/01/26)	278	300,137
3.25%, 09/01/22 (Call 07/01/22)	101	104,234
3.50%, 02/01/25 (Call 11/01/24)	129	140,600
3.65%, 03/01/26 (Call 12/01/25)	375	415,110
3.70%, 04/01/24 (Call 01/01/24)	50	54,008
4.00%, 09/01/36 (Call 03/01/36)	59	66,877
4.15%, 03/01/47 (Call 09/01/46)	125	140,900
4.50%, 02/01/45 (Call 08/01/44)	85	100,037
4.60%, 09/01/35 (Call 03/01/35)	180	216,556
4.75%, 03/01/46 (Call 09/01/45)	156	190,368
4.80%, 04/01/44 (Call 10/01/43)	198	241,441
5.65%, 12/01/41 (Call 06/01/41)	60	80,570
Regeneron Pharmaceuticals Inc., 2.80%, 09/15/50 (Call 03/15/50)	54	47,302
		6,247,009
Building Materials — 0.2%
Carrier Global Corp.
2.70%, 02/15/31 (Call 11/15/30)	75	76,591
3.38%, 04/05/40 (Call 10/05/39)	30	30,613
3.58%, 04/05/50 (Call 10/05/49)	100	102,118
Fortune Brands Home & Security Inc.
3.25%, 09/15/29 (Call 06/15/29)	10	10,693
4.00%, 09/21/23 (Call 08/21/23)	179	192,477
4.00%, 06/15/25 (Call 03/15/25)	25	27,700
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(d)	50	54,027
3.90%, 02/14/26 (Call 11/14/25)	580	646,416
4.50%, 02/15/47 (Call 08/15/46)	100	119,690
4.63%, 07/02/44 (Call 01/02/44)	55	66,337
	Par
Security	(000)	Value

Building Materials (continued)
4.95%, 07/02/64 (Call 01/02/64)(d)	$15	$18,929
5.13%, 09/14/45 (Call 03/14/45)	52	66,393
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30 (Call 06/15/30)	110	104,520
Lafarge SA, 7.13%, 07/15/36	18	26,125
Lennox International Inc., 3.00%, 11/15/23 (Call 09/15/23)	50	52,648
Masco Corp.
3.50%, 11/15/27 (Call 08/15/27)	76	83,227
4.50%, 05/15/47 (Call 11/15/46)	35	41,249
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	73	79,636
3.95%, 08/15/29 (Call 05/15/29)	69	77,094
4.20%, 12/01/24 (Call 09/01/24)	315	347,199
4.30%, 07/15/47 (Call 01/15/47)	35	39,236
4.40%, 01/30/48 (Call 07/30/47)	5	5,704
7.00%, 12/01/36	36	50,566
Vulcan Materials Co., 4.50%, 06/15/47 (Call 12/15/46)	37	43,907
		2,363,095
Chemicals — 0.7%
Albemarle Corp., 5.45%, 12/01/44 (Call 06/01/44)	50	60,466
Dow Chemical Co. (The)
3.60%, 11/15/50 (Call 05/15/50)	10	10,267
4.38%, 11/15/42 (Call 05/15/42)	27	31,227
4.63%, 10/01/44 (Call 04/01/44)	2	2,376
4.80%, 05/15/49 (Call 11/15/48)	144	177,176
5.25%, 11/15/41 (Call 05/15/41)	34	42,974
9.40%, 05/15/39	64	110,116
DuPont de Nemours Inc.
4.21%, 11/15/23 (Call 10/15/23)	472	513,409
4.49%, 11/15/25 (Call 09/25/25)	50	57,017
4.73%, 11/15/28 (Call 08/15/28)	425	501,593
5.32%, 11/15/38 (Call 05/15/38)	268	342,753
5.42%, 11/15/48 (Call 05/15/48)	135	180,170
Eastman Chemical Co.
4.65%, 10/15/44 (Call 04/15/44)	47	55,918
4.80%, 09/01/42 (Call 03/01/42)	68	81,885
Ecolab Inc.
2.38%, 08/10/22 (Call 07/10/22)	692	707,923
2.70%, 11/01/26 (Call 08/01/26)	905	973,110
3.25%, 01/14/23 (Call 11/19/22)	537	559,774
3.25%, 12/01/27 (Call 09/01/27)	85	94,041
3.95%, 12/01/47 (Call 06/01/47)	72	83,619
4.80%, 03/24/30 (Call 12/24/29)	391	472,383
5.50%, 12/08/41	55	74,357
FMC Corp., 4.50%, 10/01/49 (Call 04/01/49)	5	5,889
International Flavors & Fragrances Inc.
3.20%, 05/01/23 (Call 02/01/23)	200	208,988
4.38%, 06/01/47 (Call 12/01/46)	40	45,625
4.45%, 09/26/28 (Call 06/26/28)	90	103,038
5.00%, 09/26/48 (Call 03/26/48)	36	44,694
Linde Inc./CT, 3.55%, 11/07/42 (Call 05/07/42)	56	62,295
LYB International Finance BV
4.88%, 03/15/44 (Call 09/15/43)	60	72,517
5.25%, 07/15/43	46	57,530
LYB International Finance II BV, 3.50%, 03/02/27 (Call 12/02/26)	1,080	1,181,898
LYB International Finance III LLC
2.88%, 05/01/25 (Call 04/01/25)	72	76,817
3.63%, 04/01/51 (Call 04/01/50)	50	50,400
3.80%, 10/01/60 (Call 04/01/60)	15	14,960

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Chemicals (continued)
4.20%, 10/15/49 (Call 04/15/49)	$5	$5,504
4.20%, 05/01/50 (Call 11/01/49)	160	175,826
LyondellBasell Industries NV, 4.63%, 02/26/55 (Call 08/26/54)	100	115,092
Mosaic Co. (The)
4.05%, 11/15/27 (Call 08/15/27)	10	11,149
4.88%, 11/15/41 (Call 05/15/41)	5	5,741
5.45%, 11/15/33 (Call 05/15/33)	15	18,644
5.63%, 11/15/43 (Call 05/15/43)	125	160,601
Nutrien Ltd.
4.13%, 03/15/35 (Call 09/15/34)	22	24,803
4.90%, 06/01/43 (Call 12/01/42)	10	12,216
5.00%, 04/01/49 (Call 10/01/48)	13	16,601
5.25%, 01/15/45 (Call 07/15/44)	15	19,264
5.63%, 12/01/40	38	50,159
5.88%, 12/01/36	35	46,761
6.13%, 01/15/41 (Call 07/15/40)	10	13,814
PPG Industries Inc.
2.80%, 08/15/29 (Call 05/15/29)	94	98,708
3.20%, 03/15/23 (Call 02/15/23)	137	143,202
3.75%, 03/15/28 (Call 12/15/27)	50	56,574
Rohm & Haas Co., 7.85%, 07/15/29	125	170,003
RPM International Inc.
4.25%, 01/15/48 (Call 07/15/47)	20	21,100
5.25%, 06/01/45 (Call 12/01/44)	15	17,957
Sherwin-Williams Co. (The)
3.30%, 05/15/50 (Call 11/15/49)	50	50,802
3.45%, 08/01/25 (Call 05/01/25)	60	65,504
4.00%, 12/15/42 (Call 06/15/42)	28	31,124
4.50%, 06/01/47 (Call 12/01/46)	104	125,275
4.55%, 08/01/45 (Call 02/01/45)	15	17,793
		8,531,422
Commercial Services — 0.5%
Automatic Data Processing Inc.
1.25%, 09/01/30 (Call 06/01/30)	11	10,363
3.38%, 09/15/25 (Call 06/15/25)	315	347,562
Block Financial LLC
3.88%, 08/15/30 (Call 05/15/30)	162	173,082
5.25%, 10/01/25 (Call 07/01/25)	23	26,273
Global Payments Inc., 4.15%, 08/15/49 (Call 02/15/49)	52	57,398
Moody’s Corp.
3.25%, 05/20/50 (Call 11/20/49)	29	29,084
3.75%, 03/24/25 (Call 02/24/25)	60	66,014
4.25%, 02/01/29 (Call 11/01/28)	18	20,619
4.88%, 02/15/24 (Call 11/15/23)	106	117,052
4.88%, 12/17/48 (Call 06/17/48)	102	129,407
5.25%, 07/15/44	60	78,484
PayPal Holdings Inc.
2.40%, 10/01/24 (Call 09/01/24)	200	211,264
2.65%, 10/01/26 (Call 08/01/26)	120	128,568
2.85%, 10/01/29 (Call 07/01/29)	65	69,017
3.25%, 06/01/50 (Call 12/01/49)	11	11,232
Quanta Services Inc., 2.90%, 10/01/30 (Call 07/01/30)	40	41,241
RELX Capital Inc.
3.00%, 05/22/30 (Call 02/22/30)	865	908,804
3.50%, 03/16/23 (Call 02/16/23)	2,819	2,965,419
4.00%, 03/18/29 (Call 12/18/28)	301	338,068
S&P Global Inc.
2.50%, 12/01/29 (Call 09/01/29)	75	77,561
2.95%, 01/22/27 (Call 10/22/26)	38	41,088
	Par
Security	(000)	Value

Commercial Services (continued)
3.25%, 12/01/49 (Call 06/01/49)	$123	$127,763
4.00%, 06/15/25 (Call 03/15/25)	120	134,206
Verisk Analytics Inc.
3.63%, 05/15/50 (Call 11/15/49)	90	92,177
4.13%, 03/15/29 (Call 12/15/28)	41	46,180
5.50%, 06/15/45 (Call 12/15/44)	19	24,918
		6,272,844
Computers — 0.6%
Apple Inc.
2.55%, 08/20/60 (Call 02/20/60)	14	12,350
2.65%, 05/11/50 (Call 11/11/49)	183	170,439
2.95%, 09/11/49 (Call 03/11/49)	78	77,427
3.45%, 02/09/45	145	156,272
3.75%, 09/12/47 (Call 03/12/47)	73	82,216
3.75%, 11/13/47 (Call 05/13/47)	19	21,415
3.85%, 05/04/43	137	156,387
3.85%, 08/04/46 (Call 02/04/46)	61	69,787
4.25%, 02/09/47 (Call 08/09/46)	10	12,105
4.38%, 05/13/45	60	73,846
4.45%, 05/06/44	10	12,373
4.65%, 02/23/46 (Call 08/23/45)	117	149,229
Dell International LLC/EMC Corp.
5.30%, 10/01/29 (Call 07/01/29)(e)	237	280,340
6.02%, 06/15/26 (Call 03/15/26)(e)	440	525,034
8.10%, 07/15/36 (Call 01/15/36)(e)	164	243,243
8.35%, 07/15/46 (Call 01/15/46)(e)	128	201,126
Hewlett Packard Enterprise Co.
2.25%, 04/01/23 (Call 03/01/23)	395	407,209
4.40%, 10/15/22 (Call 08/15/22)	725	759,249
4.45%, 10/02/23 (Call 09/02/23)	143	155,227
4.90%, 10/15/25 (Call 07/15/25)	425	485,427
6.20%, 10/15/35 (Call 04/15/35)	134	179,583
6.35%, 10/15/45 (Call 04/15/45)	120	158,831
HP Inc.
3.40%, 06/17/30 (Call 03/17/30)	90	95,974
4.05%, 09/15/22	267	279,338
6.00%, 09/15/41	167	216,940
International Business Machines Corp.
3.00%, 05/15/24	222	238,062
3.30%, 05/15/26	100	110,127
3.30%, 01/27/27	100	110,061
3.38%, 08/01/23	500	533,040
3.45%, 02/19/26	392	433,748
3.50%, 05/15/29	100	110,388
3.63%, 02/12/24	230	249,242
4.00%, 06/20/42	84	94,807
4.15%, 05/15/39	110	126,551
4.25%, 05/15/49	231	268,859
5.60%, 11/30/39	41	55,180
5.88%, 11/29/32	25	33,878
7.00%, 10/30/25	156	196,643
7.13%, 12/01/96(b)	10	16,776
Leidos Inc., 4.38%, 05/15/30 (Call 02/15/30)(e)	91	102,199
		7,660,928
Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co.
2.10%, 05/01/23	12	12,430
3.25%, 03/15/24	95	102,624
3.70%, 08/01/47 (Call 02/01/47)	116	135,590

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Cosmetics & Personal Care (continued)
4.00%, 08/15/45	$220	$267,929
Estee Lauder Companies Inc. (The)
3.13%, 12/01/49 (Call 06/01/49)	7	7,260
4.15%, 03/15/47 (Call 09/15/46)	5	5,989
4.38%, 06/15/45 (Call 12/15/44)	7	8,511
6.00%, 05/15/37	25	34,990
Procter & Gamble Co. (The)
2.45%, 11/03/26	276	296,443
2.70%, 02/02/26	25	27,118
2.80%, 03/25/27	323	351,963
2.85%, 08/11/27	61	66,896
3.55%, 03/25/40	10	11,388
3.60%, 03/25/50	75	87,581
5.80%, 08/15/34	25	34,996
Unilever Capital Corp., 2.00%, 07/28/26	120	125,390
		1,577,098
Distribution & Wholesale — 0.0%
WW Grainger Inc.
1.85%, 02/15/25 (Call 01/15/25)	292	303,747
3.75%, 05/15/46 (Call 11/15/45)	35	38,481
4.20%, 05/15/47 (Call 11/15/46)	49	57,895
4.60%, 06/15/45 (Call 12/15/44)	132	164,228
		564,351
Diversified Financial Services — 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.88%, 01/23/28 (Call 10/23/27)	160	169,387
6.50%, 07/15/25 (Call 06/15/25)	400	467,316
Affiliated Managers Group Inc.
3.30%, 06/15/30 (Call 03/15/30)	35	37,402
3.50%, 08/01/25	20	21,820
Air Lease Corp.
2.30%, 02/01/25 (Call 01/01/25)	7	7,229
3.00%, 02/01/30 (Call 11/01/29)	40	39,925
3.25%, 03/01/25 (Call 01/01/25)	25	26,542
3.25%, 10/01/29 (Call 07/01/29)	15	15,385
3.63%, 04/01/27 (Call 01/01/27)	20	21,431
3.63%, 12/01/27 (Call 09/01/27)	30	31,916
3.75%, 06/01/26 (Call 04/01/26)	50	54,206
4.63%, 10/01/28 (Call 07/01/28)	40	44,715
Aircastle Ltd.
4.13%, 05/01/24 (Call 02/01/24)	45	47,915
4.25%, 06/15/26 (Call 04/15/26)	90	97,474
Ally Financial Inc.
3.88%, 05/21/24 (Call 04/21/24)	153	165,861
4.63%, 05/19/22	120	124,835
4.63%, 03/30/25	10	11,251
5.13%, 09/30/24	473	535,294
5.80%, 05/01/25 (Call 04/01/25)	20	23,376
8.00%, 11/01/31	495	686,879
American Express Co.
2.50%, 08/01/22 (Call 07/01/22)	12	12,291
2.50%, 07/30/24 (Call 06/29/24)	20	21,223
2.65%, 12/02/22	61	63,214
3.00%, 10/30/24 (Call 09/29/24)	485	524,309
3.13%, 05/20/26 (Call 04/20/26)	130	142,436
3.40%, 02/27/23 (Call 01/27/23)	233	244,904
3.40%, 02/22/24 (Call 01/22/24)	320	344,435
3.63%, 12/05/24 (Call 11/04/24)	130	142,629
3.70%, 08/03/23 (Call 07/03/23)	70	74,884
	Par
Security	(000)	Value

Diversified Financial Services (continued)
4.05%, 12/03/42	$225	$260,764
4.20%, 11/06/25 (Call 10/06/25)	26	29,544
American Express Credit Corp., 3.30%, 05/03/27 (Call 04/03/27)	85	94,511
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)	35	37,763
3.70%, 10/15/24	35	38,488
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	60	66,375
4.00%, 04/01/24 (Call 02/01/24)	5	5,430
4.35%, 04/15/30 (Call 01/15/30)	167	190,325
4.70%, 09/20/47 (Call 03/20/47)	260	306,103
4.85%, 03/29/29 (Call 12/29/28)	155	180,513
Brookfield Finance LLC, 3.45%, 04/15/50 (Call 10/15/49)	15	14,799
Cboe Global Markets Inc., 3.65%, 01/12/27 (Call 10/12/26)	42	46,930
Charles Schwab Corp. (The)
3.20%, 03/02/27 (Call 12/02/26)	25	27,439
3.20%, 01/25/28 (Call 10/25/27)	126	137,882
3.25%, 05/22/29 (Call 02/22/29)	50	54,637
3.45%, 02/13/26 (Call 11/13/25)	105	115,937
4.00%, 02/01/29 (Call 11/01/28)	135	154,391
4.20%, 03/24/25 (Call 02/22/25)	12	13,448
4.63%, 03/22/30 (Call 12/22/29)	15	18,003
CME Group Inc.
4.15%, 06/15/48 (Call 12/15/47)	225	279,736
5.30%, 09/15/43 (Call 03/15/43)	65	90,970
Credit Suisse USA Inc., 7.13%, 07/15/32	55	78,314
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	75	82,092
4.10%, 02/09/27 (Call 11/09/26)	166	186,473
4.50%, 01/30/26 (Call 11/30/25)	10	11,351
Franklin Resources Inc., 2.85%, 03/30/25	60	64,301
GE Capital Funding LLC
4.40%, 05/15/30 (Call 02/15/30)	467	537,447
4.55%, 05/15/32 (Call 02/15/32)	250	293,185
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	552	644,874
Intercontinental Exchange Inc.
3.00%, 06/15/50 (Call 12/15/49)	40	37,982
3.00%, 09/15/60 (Call 03/15/60)	15	13,732
3.10%, 09/15/27 (Call 06/15/27)	70	76,422
3.75%, 12/01/25 (Call 09/01/25)	15	16,690
3.75%, 09/21/28 (Call 06/21/28)	49	54,753
4.25%, 09/21/48 (Call 03/21/48)	59	67,588
Invesco Finance PLC
3.13%, 11/30/22	40	41,634
3.75%, 01/15/26	10	11,108
4.00%, 01/30/24	67	72,934
5.38%, 11/30/43	63	80,365
Janus Capital Group Inc., 4.88%, 08/01/25 (Call 05/01/25)	300	341,241
Jefferies Group LLC
6.25%, 01/15/36	10	13,183
6.50%, 01/20/43	10	13,603
Jefferies Group LLC/Jefferies Group Capital Finance Inc., 4.15%, 01/23/30	37	41,100
Legg Mason Inc.
4.75%, 03/15/26	216	250,906
5.63%, 01/15/44	93	126,274

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)	$90	$94,426
2.95%, 11/21/26 (Call 08/21/26)	90	98,193
2.95%, 06/01/29 (Call 03/01/29)	50	54,037
3.35%, 03/26/30 (Call 12/26/29)	164	182,575
3.38%, 04/01/24	35	37,915
3.50%, 02/26/28 (Call 11/26/27)	315	351,628
3.80%, 11/21/46 (Call 05/21/46)	110	125,148
3.85%, 03/26/50 (Call 09/26/49)	198	228,276
3.95%, 02/26/48 (Call 08/26/47)	37	43,167
Nasdaq Inc.
3.25%, 04/28/50 (Call 10/28/49)	55	52,985
3.85%, 06/30/26 (Call 03/30/26)	42	46,956
Nomura Holdings Inc., 3.10%, 01/16/30	260	268,414
ORIX Corp.
2.90%, 07/18/22	85	87,339
3.25%, 12/04/24	10	10,805
4.05%, 01/16/24	25	27,189
Raymond James Financial Inc.
4.65%, 04/01/30 (Call 01/01/30)	130	154,199
4.95%, 07/15/46	5	6,358
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	200	219,116
3.95%, 12/01/27 (Call 09/01/27)	155	171,391
4.50%, 07/23/25 (Call 04/24/25)	15	16,826
Visa Inc.
1.90%, 04/15/27 (Call 02/15/27)	187	193,820
2.05%, 04/15/30 (Call 01/15/30)	90	91,291
2.70%, 04/15/40 (Call 10/15/39)	85	84,791
2.75%, 09/15/27 (Call 06/15/27)	20	21,656
3.15%, 12/14/25 (Call 09/14/25)	15	16,461
3.65%, 09/15/47 (Call 03/15/47)	106	119,507
4.15%, 12/14/35 (Call 06/14/35)	127	152,645
4.30%, 12/14/45 (Call 06/14/45)	275	339,391
Western Union Co. (The)
2.85%, 01/10/25 (Call 12/10/24)	300	318,363
4.25%, 06/09/23 (Call 05/09/23)	30	32,078
6.20%, 11/17/36	127	156,929
		13,325,899
Electric — 2.5%
Atlantic City Electric Co.
2.30%, 03/15/31 (Call 12/15/30)	250	250,320
4.00%, 10/15/28 (Call 07/15/28)	19	21,492
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	2,915	3,136,861
3.20%, 04/15/25 (Call 03/15/25)	697	751,331
3.80%, 06/01/29 (Call 03/01/29)	335	373,260
Avista Corp., 4.35%, 06/01/48 (Call 12/01/47)	14	16,771
Baltimore Gas & Electric Co.
2.40%, 08/15/26 (Call 05/15/26)	18	18,849
2.90%, 06/15/50 (Call 12/15/49)	37	35,418
3.20%, 09/15/49 (Call 03/15/49)	112	113,504
3.50%, 08/15/46 (Call 02/15/46)	5	5,317
3.75%, 08/15/47 (Call 02/15/47)	11	12,216
6.35%, 10/01/36	55	77,997
CenterPoint Energy Houston Electric LLC
3.95%, 03/01/48 (Call 09/01/47)	45	51,702
4.50%, 04/01/44 (Call 10/01/43)	135	167,528
Series AC, 4.25%, 02/01/49 (Call 08/01/48)	105	126,559
Series AD, 2.90%, 07/01/50 (Call 01/01/50)	62	60,185
	Par
Security	(000)	Value

Electric (continued)
CenterPoint Energy Inc.
3.70%, 09/01/49 (Call 03/01/49)	$50	$51,463
4.25%, 11/01/28 (Call 08/01/28)	110	124,754
Commonwealth Edison Co.
2.20%, 03/01/30 (Call 12/01/29)	100	100,809
3.00%, 03/01/50 (Call 09/01/49)	100	98,582
3.65%, 06/15/46 (Call 12/15/45)	71	77,952
3.70%, 03/01/45 (Call 09/01/44)	43	47,420
4.00%, 03/01/48 (Call 09/01/47)	20	23,067
4.00%, 03/01/49 (Call 09/01/48)	95	109,622
4.35%, 11/15/45 (Call 05/15/45)	26	31,215
6.45%, 01/15/38	15	21,593
Series 122, 2.95%, 08/15/27 (Call 05/15/27)	75	81,347
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	60	66,876
Series 127, 3.20%, 11/15/49 (Call 05/15/49)	179	181,465
Connecticut Light & Power Co. (The)
4.00%, 04/01/48 (Call 10/01/47)	175	204,139
4.30%, 04/15/44 (Call 10/15/43)	50	60,180
Series A, 3.20%, 03/15/27 (Call 12/15/26)	140	153,842
Series A, 4.15%, 06/01/45 (Call 12/01/44)	100	118,262
Consolidated Edison Co. of New York Inc.
3.70%, 11/15/59 (Call 05/15/59)	255	265,924
3.80%, 05/15/28 (Call 02/15/28)	64	71,421
3.85%, 06/15/46 (Call 12/15/45)	49	52,999
3.95%, 03/01/43 (Call 09/01/42)	29	31,766
4.50%, 12/01/45 (Call 06/01/45)	40	47,288
4.50%, 05/15/58 (Call 11/15/57)	80	94,402
4.63%, 12/01/54 (Call 06/01/54)	24	28,978
5.70%, 06/15/40	57	75,612
Series 05-A, 5.30%, 03/01/35	105	131,625
Series 06-A, 5.85%, 03/15/36	10	13,267
Series 06-B, 6.20%, 06/15/36	25	34,227
Series 08-B, 6.75%, 04/01/38	15	21,746
Series 09-C, 5.50%, 12/01/39	40	52,017
Series 12-A, 4.20%, 03/15/42	47	53,222
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	127	137,654
Series 20A, 3.35%, 04/01/30 (Call 01/01/30)	86	93,655
Series 20B, 3.95%, 04/01/50 (Call 10/01/49)	165	182,170
Series A, 4.13%, 05/15/49 (Call 11/15/48)	101	114,132
Series C, 4.00%, 11/15/57 (Call 05/15/57)	29	31,678
Series C, 4.30%, 12/01/56 (Call 06/01/56)	12	13,703
Series D, 4.00%, 12/01/28 (Call 09/01/28)	89	100,929
Series E, 4.65%, 12/01/48 (Call 06/01/48)	115	139,533
Delmarva Power & Light Co., 4.15%, 05/15/45 (Call 11/15/44)	37	42,982
Edison International, 5.75%, 06/15/27 (Call 04/15/27)	210	242,384
El Paso Electric Co.
5.00%, 12/01/44 (Call 06/01/44)	5	5,803
6.00%, 05/15/35	2	2,638
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	215	233,477
Eversource Energy
3.45%, 01/15/50 (Call 07/15/49)	295	301,416
Series H, 3.15%, 01/15/25 (Call 10/15/24)	60	64,325
Series L, 2.90%, 10/01/24 (Call 08/01/24)	360	383,360
Series M, 3.30%, 01/15/28 (Call 10/15/27)	135	146,468
Series O, 4.25%, 04/01/29 (Call 01/01/29)	150	173,079
Series R, 1.65%, 08/15/30 (Call 05/15/30)	270	254,775
Exelon Corp.
3.40%, 04/15/26 (Call 01/15/26)	761	831,758
4.05%, 04/15/30 (Call 01/15/30)	745	837,343

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
4.45%, 04/15/46 (Call 10/15/45)	$64	$74,926
4.70%, 04/15/50 (Call 10/15/49)	145	176,116
4.95%, 06/15/35 (Call 12/15/34)	82	99,303
5.10%, 06/15/45 (Call 12/15/44)	85	107,646
5.63%, 06/15/35	35	45,390
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)	218	247,035
5.75%, 10/01/41 (Call 04/01/41)	45	51,311
6.25%, 10/01/39	349	416,804
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	2,766	2,971,597
3.13%, 12/01/25 (Call 06/01/25)	340	371,290
3.15%, 10/01/49 (Call 04/01/49)	56	58,554
3.25%, 06/01/24 (Call 12/01/23)	50	53,565
3.70%, 12/01/47 (Call 06/01/47)	108	121,995
3.80%, 12/15/42 (Call 06/15/42)	50	57,244
3.95%, 03/01/48 (Call 09/01/47)	75	87,610
3.99%, 03/01/49 (Call 09/01/48)	150	176,848
4.05%, 06/01/42 (Call 12/01/41)	60	70,617
4.05%, 10/01/44 (Call 04/01/44)	205	242,806
4.13%, 02/01/42 (Call 08/01/41)	5	5,948
4.13%, 06/01/48 (Call 12/01/47)	40	47,973
5.25%, 02/01/41 (Call 08/01/40)	150	201,592
5.63%, 04/01/34	220	293,887
5.69%, 03/01/40	30	41,947
5.95%, 02/01/38	50	69,903
5.96%, 04/01/39	25	35,499
Iberdrola International BV
5.81%, 03/15/25	460	537,630
6.75%, 07/15/36	170	255,449
ITC Holdings Corp.
2.70%, 11/15/22 (Call 10/15/22)	529	545,145
3.25%, 06/30/26 (Call 03/30/26)	105	114,179
3.35%, 11/15/27 (Call 08/15/27)	119	130,146
3.65%, 06/15/24 (Call 03/15/24)	30	32,403
5.30%, 07/01/43 (Call 01/01/43)	114	144,174
National Grid USA, 5.80%, 04/01/35	25	30,677
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30 (Call 12/15/29)	115	117,462
4.30%, 03/15/49 (Call 09/15/48)	10	12,138
4.40%, 11/01/48 (Call 05/01/48)	73	89,461
Series C, 8.00%, 03/01/32	10	14,910
NextEra Energy Capital Holdings Inc.
1.95%, 09/01/22	1,025	1,045,859
2.25%, 06/01/30 (Call 03/01/30)	503	501,521
2.75%, 05/01/25 (Call 04/01/25)	210	223,805
2.75%, 11/01/29 (Call 08/01/29)	380	396,929
2.80%, 01/15/23 (Call 12/15/22)	190	197,114
3.15%, 04/01/24 (Call 03/01/24)	1,340	1,434,899
3.25%, 04/01/26 (Call 02/01/26)	5	5,441
3.50%, 04/01/29 (Call 01/01/29)	45	49,361
3.55%, 05/01/27 (Call 02/01/27)	475	526,761
4.80%, 12/01/77 (Call 12/01/27)(a)	585	652,515
5.65%, 05/01/79 (Call 05/01/29)(a)	90	104,451
NSTAR Electric Co.
3.20%, 05/15/27 (Call 02/15/27)	315	345,111
3.25%, 05/15/29 (Call 02/15/29)	10	10,903
3.95%, 04/01/30 (Call 01/01/30)	300	341,895
4.40%, 03/01/44 (Call 09/01/43)	59	71,008
5.50%, 03/15/40	25	33,431
	Par
Security	(000)	Value

Electric (continued)
Oncor Electric Delivery Co. LLC
3.10%, 09/15/49 (Call 03/15/49)	$80	$81,006
3.75%, 04/01/45 (Call 10/01/44)	74	82,373
3.80%, 09/30/47 (Call 03/30/47)	46	51,668
3.80%, 06/01/49 (Call 12/01/48)	73	82,856
4.10%, 11/15/48 (Call 05/15/48)	115	134,931
4.55%, 12/01/41 (Call 06/01/41)	10	12,280
5.25%, 09/30/40	15	19,875
5.30%, 06/01/42 (Call 12/01/41)	105	139,613
7.00%, 05/01/32	10	14,235
PECO Energy Co.
2.80%, 06/15/50 (Call 12/15/49)	24	22,959
3.00%, 09/15/49 (Call 03/15/49)	85	85,093
3.70%, 09/15/47 (Call 03/15/47)	145	161,376
3.90%, 03/01/48 (Call 09/01/47)	84	96,558
4.15%, 10/01/44 (Call 04/01/44)	287	337,236
Potomac Electric Power Co., 4.15%, 03/15/43 (Call 09/15/42)	20	23,314
Public Service Co. of New Hampshire, 3.60%, 07/01/49 (Call 01/01/49)	5	5,471
Public Service Electric & Gas Co.
2.45%, 01/15/30 (Call 10/15/29)	70	72,343
2.70%, 05/01/50 (Call 11/01/49)	27	25,580
3.15%, 01/01/50 (Call 07/01/49)	70	72,167
3.20%, 05/15/29 (Call 02/15/29)	255	278,343
3.20%, 08/01/49 (Call 02/01/49)	215	223,028
3.60%, 12/01/47 (Call 06/01/47)	30	32,949
3.65%, 09/01/28 (Call 06/01/28)	55	61,791
3.80%, 01/01/43 (Call 07/01/42)	15	16,814
3.80%, 03/01/46 (Call 09/01/45)	51	58,080
3.85%, 05/01/49 (Call 11/01/48)	95	108,650
5.80%, 05/01/37	45	60,802
Public Service Enterprise Group Inc., 1.60%, 08/15/30 (Call 05/15/30)	140	131,505
San Diego Gas & Electric Co.
4.15%, 05/15/48 (Call 11/15/47)	155	181,843
4.50%, 08/15/40	57	68,596
6.00%, 06/01/39	55	76,181
Series RRR, 3.75%, 06/01/47 (Call 12/01/46)	42	45,825
Series TTT, 4.10%, 06/15/49 (Call 12/15/48)	139	161,699
Series UUU, 3.32%, 04/15/50 (Call 10/15/49)	27	27,806
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)	190	206,918
3.40%, 02/01/28 (Call 10/01/27)	481	525,363
3.80%, 02/01/38 (Call 08/01/37)	144	157,173
4.00%, 02/01/48 (Call 08/01/47)	197	213,725
6.00%, 10/15/39	39	52,964
Southern California Edison Co.
2.25%, 06/01/30 (Call 03/01/30)	155	152,136
2.85%, 08/01/29 (Call 05/01/29)	37	38,207
3.65%, 02/01/50 (Call 08/01/49)	99	97,357
4.00%, 04/01/47 (Call 10/01/46)	158	161,833
4.05%, 03/15/42 (Call 09/15/41)	44	46,176
4.65%, 10/01/43 (Call 04/01/43)	34	38,059
5.50%, 03/15/40	4	4,964
5.63%, 02/01/36	82	103,974
6.00%, 01/15/34	123	160,032
6.05%, 03/15/39	106	138,454
6.65%, 04/01/29	100	123,412
Series 04-G, 5.75%, 04/01/35	20	25,831

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electric (continued)
Series 05-E, 5.35%, 07/15/35	$25	$31,091
Series 06-E, 5.55%, 01/15/37	10	12,126
Series 08-A, 5.95%, 02/01/38	12	15,427
Series 13-A, 3.90%, 03/15/43 (Call 09/15/42)	15	15,357
Series A, 4.20%, 03/01/29 (Call 12/01/28)	163	182,713
Series B, 4.88%, 03/01/49 (Call 09/01/48)	10	11,589
Series C, 3.60%, 02/01/45 (Call 08/01/44)	50	49,197
Series C, 4.13%, 03/01/48 (Call 09/01/47)	116	120,561
		31,911,323
Electrical Components & Equipment — 0.0%
Emerson Electric Co., 2.75%, 10/15/50 (Call 04/15/50)	9	8,628

Electronics — 0.5%
Agilent Technologies Inc.
2.75%, 09/15/29 (Call 06/15/29)	27	28,031
3.05%, 09/22/26 (Call 06/22/26)	105	113,617
3.88%, 07/15/23 (Call 04/15/23)	596	633,447
Allegion PLC, 3.50%, 10/01/29 (Call 07/01/29)	745	800,078
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	51	54,575
3.55%, 10/01/27 (Call 07/01/27)	100	108,925
Amphenol Corp., 4.35%, 06/01/29 (Call 03/01/29)	6	6,943
Arrow Electronics Inc., 3.88%, 01/12/28 (Call 10/12/27)	5	5,545
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	320	362,202
Flex Ltd.
4.88%, 06/15/29 (Call 03/15/29)	95	108,625
4.88%, 05/12/30 (Call 02/12/30)	138	158,893
5.00%, 02/15/23	35	37,458
Fortive Corp.
3.15%, 06/15/26 (Call 03/15/26)	203	221,274
4.30%, 06/15/46 (Call 12/15/45)	25	28,912
Honeywell International Inc.
1.95%, 06/01/30 (Call 03/01/30)	173	173,656
2.30%, 08/15/24 (Call 07/15/24)	177	186,939
2.50%, 11/01/26 (Call 08/01/26)	175	187,458
2.70%, 08/15/29 (Call 05/15/29)	100	106,039
2.80%, 06/01/50 (Call 12/01/49)	86	84,792
3.35%, 12/01/23	50	53,725
3.81%, 11/21/47 (Call 05/21/47)	42	48,431
5.38%, 03/01/41	25	33,722
5.70%, 03/15/36	10	13,402
5.70%, 03/15/37	17	22,812
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)	11	11,885
3.35%, 03/01/26 (Call 12/01/25)	10	10,860
3.50%, 02/15/28 (Call 11/15/27)	20	21,705
Jabil Inc.
3.60%, 01/15/30 (Call 10/15/29)	48	51,641
3.95%, 01/12/28 (Call 10/12/27)	65	72,246
Keysight Technologies Inc.
3.00%, 10/30/29 (Call 07/30/29)	398	415,755
4.55%, 10/30/24 (Call 07/30/24)	460	513,631
4.60%, 04/06/27 (Call 01/06/27)	248	287,025
Legrand France SA, 8.50%, 02/15/25	295	376,270
Trimble Inc.
4.15%, 06/15/23 (Call 05/15/23)	110	117,183
4.75%, 12/01/24 (Call 09/01/24)	185	206,858
4.90%, 06/15/28 (Call 03/15/28)	114	131,802
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)	125	135,076
	Par
Security	(000)	Value

Electronics (continued)
3.70%, 02/15/26 (Call 11/15/25)	$20	$21,967
7.13%, 10/01/37	5	7,504
		5,960,909
Environmental Control — 0.0%
Republic Services Inc.
3.05%, 03/01/50 (Call 09/01/49)	50	49,104
6.20%, 03/01/40	8	11,142
Waste Connections Inc., 3.05%, 04/01/50 (Call 10/01/49)	15	14,675
Waste Management Inc., 4.15%, 07/15/49 (Call 01/15/49)	20	23,812
		98,733
Food — 0.6%
Ahold Finance USA LLC, 6.88%, 05/01/29	25	33,581
Campbell Soup Co.
2.38%, 04/24/30 (Call 01/24/30)	113	112,863
3.13%, 04/24/50 (Call 10/24/49)	21	19,881
3.30%, 03/19/25 (Call 12/19/24)	130	140,496
3.95%, 03/15/25 (Call 01/15/25)	185	204,395
4.15%, 03/15/28 (Call 12/15/27)	137	155,273
4.80%, 03/15/48 (Call 09/15/47)	126	151,483
Conagra Brands Inc.
4.60%, 11/01/25 (Call 09/01/25)	137	156,906
4.85%, 11/01/28 (Call 08/01/28)	57	67,328
5.30%, 11/01/38 (Call 05/01/38)	55	68,196
5.40%, 11/01/48 (Call 05/01/48)	76	98,337
8.25%, 09/15/30	115	169,057
General Mills Inc.
2.88%, 04/15/30 (Call 01/15/30)	116	121,451
3.20%, 02/10/27 (Call 11/10/26)	35	38,329
3.65%, 02/15/24 (Call 11/15/23)	210	226,897
3.70%, 10/17/23 (Call 09/17/23)	147	158,162
4.00%, 04/17/25 (Call 02/17/25)	288	319,948
4.20%, 04/17/28 (Call 01/17/28)	343	392,711
4.70%, 04/17/48 (Call 10/17/47)	25	30,939
Hershey Co. (The)
3.13%, 11/15/49 (Call 05/15/49)	15	15,436
3.38%, 08/15/46 (Call 02/15/46)	45	48,231
Ingredion Inc.
3.20%, 10/01/26 (Call 07/01/26)	35	38,043
3.90%, 06/01/50 (Call 12/01/49)	9	9,790
JM Smucker Co. (The)
3.55%, 03/15/50 (Call 09/15/49)	28	28,953
4.25%, 03/15/35	47	53,862
4.38%, 03/15/45	40	46,248
Kellogg Co.
2.10%, 06/01/30 (Call 03/01/30)	40	39,569
2.65%, 12/01/23	609	642,215
3.25%, 04/01/26	82	89,715
3.40%, 11/15/27 (Call 08/15/27)	418	459,934
4.30%, 05/15/28 (Call 02/15/28)	79	90,846
4.50%, 04/01/46	139	166,547
Series B, 7.45%, 04/01/31	129	184,992
Koninklijke Ahold Delhaize NV, 5.70%, 10/01/40	76	102,311
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)	194	206,478
3.50%, 02/01/26 (Call 11/01/25)	75	82,626
3.70%, 08/01/27 (Call 05/01/27)	34	38,012
3.88%, 10/15/46 (Call 04/15/46)	113	119,936
3.95%, 01/15/50 (Call 07/15/49)	55	60,007
4.45%, 02/01/47 (Call 08/01/46)	65	74,289

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Food (continued)
4.50%, 01/15/29 (Call 10/15/28)	$40	$46,774
4.65%, 01/15/48 (Call 07/15/47)	70	82,372
5.00%, 04/15/42 (Call 10/15/41)	70	85,938
5.15%, 08/01/43 (Call 02/01/43)	65	81,543
5.40%, 07/15/40 (Call 01/15/40)	32	40,830
5.40%, 01/15/49 (Call 07/15/48)	78	102,003
6.90%, 04/15/38	17	24,431
7.50%, 04/01/31	20	28,378
McCormick & Co. Inc./MD
3.15%, 08/15/24 (Call 06/15/24)	139	149,150
3.40%, 08/15/27 (Call 05/15/27)	155	170,796
4.20%, 08/15/47 (Call 02/15/47)	54	62,627
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)	19	20,697
3.30%, 07/15/26 (Call 04/15/26)	80	87,456
3.30%, 02/15/50 (Call 08/15/49)	41	40,118
3.55%, 03/15/25 (Call 01/15/25)	67	73,241
3.75%, 10/01/25 (Call 07/01/25)	20	22,125
4.45%, 03/15/48 (Call 09/15/47)	27	31,083
4.50%, 04/01/46 (Call 10/01/45)	64	73,638
4.85%, 10/01/45 (Call 04/01/45)	59	71,020
5.38%, 09/21/35	2	2,582
5.65%, 04/01/25 (Call 03/01/25)	119	138,998
5.95%, 04/01/30 (Call 01/01/30)	85	108,440
6.60%, 04/01/40 (Call 10/01/39)	24	34,604
6.60%, 04/01/50 (Call 10/01/49)	121	182,611
Tyson Foods Inc.
4.55%, 06/02/47 (Call 12/02/46)	43	51,167
5.10%, 09/28/48 (Call 03/28/48)	37	47,699
5.15%, 08/15/44 (Call 02/15/44)	20	25,269
		7,149,863
Forest Products & Paper — 0.1%
Celulosa Arauco y Constitucion SA, 4.50%, 08/01/24 (Call 05/01/24)	200	217,162
International Paper Co.
4.35%, 08/15/48 (Call 02/15/48)	64	76,291
4.40%, 08/15/47 (Call 02/15/47)	182	217,375
4.80%, 06/15/44 (Call 12/15/43)	80	98,682
5.15%, 05/15/46 (Call 11/15/45)	37	47,597
6.00%, 11/15/41 (Call 05/15/41)	35	48,299
7.30%, 11/15/39	85	130,032
		835,438
Gas — 0.1%
Atmos Energy Corp.
3.38%, 09/15/49 (Call 03/15/49)	93	96,109
4.13%, 10/15/44 (Call 04/15/44)	19	21,654
4.13%, 03/15/49 (Call 09/15/48)	45	52,209
4.30%, 10/01/48 (Call 04/01/48)	25	29,420
5.50%, 06/15/41 (Call 12/15/40)	5	6,519
CenterPoint Energy Resources Corp., 4.10%, 09/01/47 (Call 03/01/47)	97	105,433
National Fuel Gas Co.
3.95%, 09/15/27 (Call 06/15/27)	50	54,104
4.75%, 09/01/28 (Call 06/01/28)	110	123,278
ONE Gas Inc.
4.50%, 11/01/48 (Call 05/01/48)	75	87,229
4.66%, 02/01/44 (Call 08/01/43)	20	23,718
Southern California Gas Co.
3.75%, 09/15/42 (Call 03/15/42)	30	32,900
	Par
Security	(000)	Value

Gas (continued)
Series UU, 4.13%, 06/01/48 (Call 12/01/47)	$30	$34,934
Series VV, 4.30%, 01/15/49 (Call 07/15/48)	80	96,505
Series WW, 3.95%, 02/15/50 (Call 08/15/49)	117	134,280
Southwest Gas Corp.
3.70%, 04/01/28 (Call 01/01/28)	10	10,962
3.80%, 09/29/46 (Call 03/29/46)	30	31,365
4.15%, 06/01/49 (Call 12/01/48)	141	156,179
Washington Gas Light Co.
3.65%, 09/15/49 (Call 03/15/49)	79	85,749
Series K, 3.80%, 09/15/46 (Call 03/15/46)	50	55,186
		1,237,733
Hand & Machine Tools — 0.0%
Kennametal Inc., 4.63%, 06/15/28 (Call 03/15/28)	176	198,505
Snap-on Inc.
3.10%, 05/01/50 (Call 11/01/49)	27	27,525
4.10%, 03/01/48 (Call 09/01/47)	10	11,829
Snap-On Inc., 3.25%, 03/01/27 (Call 12/01/26)	10	10,921
Stanley Black & Decker Inc.
3.40%, 03/01/26 (Call 01/01/26)	77	85,268
4.85%, 11/15/48 (Call 05/15/48)	15	19,440
5.20%, 09/01/40	47	60,656
		414,144
Health Care - Products — 0.2%
Abbott Laboratories
4.75%, 11/30/36 (Call 05/30/36)	114	143,680
4.75%, 04/15/43 (Call 10/15/42)	27	34,842
4.90%, 11/30/46 (Call 05/30/46)	145	192,519
5.30%, 05/27/40	65	88,118
6.00%, 04/01/39	155	225,144
6.15%, 11/30/37	30	43,619
Baxter International Inc.
3.50%, 08/15/46 (Call 02/15/46)	159	170,822
3.95%, 04/01/30 (Call 01/01/30)	37	42,033
Boston Scientific Corp.
4.55%, 03/01/39 (Call 09/01/38)	5	5,943
4.70%, 03/01/49 (Call 09/01/48)	34	42,121
7.38%, 01/15/40	65	100,427
Danaher Corp., 4.38%, 09/15/45 (Call 03/15/45)	35	42,147
DENTSPLY SIRONA Inc., 3.25%, 06/01/30 (Call 03/01/30)	64	67,644
DH Europe Finance II Sarl
3.25%, 11/15/39 (Call 05/15/39)	58	60,343
3.40%, 11/15/49 (Call 05/15/49)	27	28,329
Edwards Lifesciences Corp., 4.30%, 06/15/28 (Call 03/15/28)	94	107,646
Koninklijke Philips NV
5.00%, 03/15/42	15	19,601
6.88%, 03/11/38	10	15,066
Medtronic Inc., 4.63%, 03/15/45	143	181,421
PerkinElmer Inc., 3.30%, 09/15/29 (Call 06/15/29)	115	123,086
Smith & Nephew PLC, 2.03%, 10/14/30 (Call 07/14/30)	25	24,036
Stryker Corp.
2.90%, 06/15/50 (Call 12/15/49)	5	4,793
4.38%, 05/15/44 (Call 11/15/43)	22	26,152
4.63%, 03/15/46 (Call 09/15/45)	40	49,667
Thermo Fisher Scientific Inc.
4.10%, 08/15/47 (Call 02/15/47)	8	9,322
4.50%, 03/25/30 (Call 12/25/29)	54	63,677
5.30%, 02/01/44 (Call 08/01/43)	63	84,497

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Health Care - Products (continued)
Zimmer Biomet Holdings Inc.
4.45%, 08/15/45 (Call 02/15/45)	$64	$73,243
5.75%, 11/30/39	15	19,611
		2,089,549
Health Care - Services — 0.6%
Aetna Inc.
3.88%, 08/15/47 (Call 02/15/47)	150	161,482
4.13%, 11/15/42 (Call 05/15/42)	50	55,603
4.50%, 05/15/42 (Call 11/15/41)	10	11,662
4.75%, 03/15/44 (Call 09/15/43)	144	172,549
6.63%, 06/15/36	79	113,149
6.75%, 12/15/37	42	60,709
Anthem Inc.
2.88%, 09/15/29 (Call 06/15/29)	13	13,676
3.13%, 05/15/50 (Call 11/15/49)	93	90,838
3.70%, 09/15/49 (Call 03/15/49)	20	21,381
4.38%, 12/01/47 (Call 06/01/47)	106	124,350
4.55%, 03/01/48 (Call 09/01/47)	72	86,874
4.63%, 05/15/42	152	182,321
4.65%, 01/15/43	180	216,781
4.65%, 08/15/44 (Call 02/15/44)	10	12,078
5.10%, 01/15/44	61	77,709
5.85%, 01/15/36	35	46,445
5.95%, 12/15/34	20	27,366
6.38%, 06/15/37	14	19,464
HCA Inc.
4.13%, 06/15/29 (Call 03/15/29)	394	441,958
4.50%, 02/15/27 (Call 08/15/26)	165	187,255
4.75%, 05/01/23	562	605,814
5.00%, 03/15/24	342	381,378
5.13%, 06/15/39 (Call 12/15/38)	18	21,998
5.25%, 04/15/25	176	202,928
5.25%, 06/15/26 (Call 12/15/25)	296	344,547
5.25%, 06/15/49 (Call 12/15/48)	115	142,472
5.50%, 06/15/47 (Call 12/15/46)	337	424,832
Humana Inc.
3.13%, 08/15/29 (Call 05/15/29)	20	21,242
3.95%, 08/15/49 (Call 02/15/49)	36	39,309
4.63%, 12/01/42 (Call 06/01/42)	65	77,296
4.80%, 03/15/47 (Call 09/14/46)	30	36,471
4.88%, 04/01/30 (Call 01/01/30)	69	82,387
4.95%, 10/01/44 (Call 04/01/44)	100	122,947
Laboratory Corp. of America Holdings
2.95%, 12/01/29 (Call 09/01/29)	147	153,627
4.70%, 02/01/45 (Call 08/01/44)	64	75,080
Providence St Joseph Health Obligated Group
Series A, 3.93%, 10/01/48 (Call 04/01/48)	10	11,437
Series I, 3.74%, 10/01/47	52	57,699
Quest Diagnostics Inc.
2.80%, 06/30/31 (Call 03/30/31)	240	247,819
2.95%, 06/30/30 (Call 03/30/30)	291	303,757
3.45%, 06/01/26 (Call 03/01/26)	495	545,233
3.50%, 03/30/25 (Call 12/30/24)	294	320,595
4.20%, 06/30/29 (Call 03/30/29)	76	86,944
4.25%, 04/01/24 (Call 01/01/24)	25	27,313
4.70%, 03/30/45 (Call 09/30/44)	30	35,728
UnitedHealth Group Inc.
3.13%, 05/15/60 (Call 11/15/59)	58	57,555
3.50%, 08/15/39 (Call 02/15/39)	10	10,847
3.70%, 08/15/49 (Call 02/15/49)	64	70,694
	Par
Security	(000)	Value

Health Care - Services (continued)
3.75%, 10/15/47 (Call 04/15/47)	$20	$22,153
3.88%, 08/15/59 (Call 02/15/59)	38	43,290
3.95%, 10/15/42 (Call 04/15/42)	5	5,762
4.20%, 01/15/47 (Call 07/15/46)	24	28,294
4.25%, 03/15/43 (Call 09/15/42)	30	35,592
4.25%, 04/15/47 (Call 10/15/46)	72	85,926
4.25%, 06/15/48 (Call 12/15/47)	105	126,013
4.45%, 12/15/48 (Call 06/15/48)	165	204,014
4.63%, 07/15/35	27	33,498
4.63%, 11/15/41 (Call 05/15/41)	41	51,008
4.75%, 07/15/45	142	180,909
5.70%, 10/15/40 (Call 04/15/40)	39	53,754
5.95%, 02/15/41 (Call 08/15/40)	5	7,077
6.50%, 06/15/37	20	29,257
6.63%, 11/15/37	52	77,547
6.88%, 02/15/38	60	91,312
		7,707,005
Home Furnishings — 0.0%
Leggett & Platt Inc., 3.50%, 11/15/27 (Call 08/15/27)	47	51,080
Whirlpool Corp.
4.50%, 06/01/46 (Call 12/01/45)	55	63,785
4.60%, 05/15/50 (Call 11/15/49)	16	19,201
4.75%, 02/26/29 (Call 11/26/28)	12	14,117
		148,183
Household Products & Wares — 0.2%
Church & Dwight Co. Inc., 3.95%, 08/01/47 (Call 02/01/47)	40	45,152
Clorox Co. (The)
3.05%, 09/15/22 (Call 06/15/22)	133	136,804
3.10%, 10/01/27 (Call 07/01/27)	226	246,324
3.50%, 12/15/24 (Call 09/15/24)	175	191,795
3.90%, 05/15/28 (Call 02/15/28)	64	72,383
Kimberly-Clark Corp.
2.40%, 06/01/23	45	46,874
2.75%, 02/15/26	144	155,965
2.88%, 02/07/50 (Call 08/07/49)	150	148,927
3.10%, 03/26/30 (Call 12/26/29)	318	347,358
3.20%, 04/25/29 (Call 01/25/29)	100	109,841
3.20%, 07/30/46 (Call 01/30/46)	100	104,960
3.90%, 05/04/47 (Call 11/04/46)	110	128,824
5.30%, 03/01/41	100	133,677
		1,868,884
Insurance — 0.9%
Aegon NV, 5.50%, 04/11/48 (Call 04/11/28)(a)	200	226,114
Aflac Inc.
3.60%, 04/01/30 (Call 01/01/30)	124	138,019
4.00%, 10/15/46 (Call 04/15/46)	10	11,279
4.75%, 01/15/49 (Call 07/15/48)	7	8,850
Allstate Corp. (The)
3.85%, 08/10/49 (Call 02/10/49)	59	67,491
4.20%, 12/15/46 (Call 06/15/46)	38	45,302
4.50%, 06/15/43	27	33,180
5.35%, 06/01/33	23	29,418
6.50%, 05/15/67 (Call 05/15/37)(a)	15	19,360
Series B, 5.75%, 08/15/53 (Call 08/15/23)(a)	250	269,095
American Equity Investment Life Holding Co., 5.00%, 06/15/27 (Call 03/15/27)	52	59,196

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
American Financial Group Inc./OH
4.50%, 06/15/47 (Call 12/15/46)	$32	$36,585
5.25%, 04/02/30 (Call 01/02/30)	15	18,247
American International Group Inc.
3.88%, 01/15/35 (Call 07/15/34)	35	38,819
4.38%, 01/15/55 (Call 07/15/54)	95	109,374
4.50%, 07/16/44 (Call 01/16/44)	248	289,872
4.70%, 07/10/35 (Call 01/10/35)	25	29,840
4.75%, 04/01/48 (Call 10/01/47)	31	37,741
4.80%, 07/10/45 (Call 01/10/45)	10	12,093
6.25%, 05/01/36	130	177,796
8.18%, 05/15/68 (Call 05/15/38)(a)	25	36,356
Series A-9, 5.75%, 04/01/48 (Call 04/01/28)(a)	60	67,964
Aon Corp.
3.75%, 05/02/29 (Call 02/02/29)	47	52,467
4.50%, 12/15/28 (Call 09/15/28)	2	2,321
6.25%, 09/30/40	50	70,453
Aon PLC
4.60%, 06/14/44 (Call 03/14/44)	45	54,840
4.75%, 05/15/45 (Call 11/15/44)	67	84,058
Arch Capital Finance LLC, 5.03%, 12/15/46 (Call 06/15/46)	21	26,432
Arch Capital Group Ltd., 3.64%, 06/30/50 (Call 12/30/49)	30	31,281
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	25	31,415
Assurant Inc.
3.70%, 02/22/30 (Call 11/22/29)	25	26,893
4.90%, 03/27/28 (Call 12/27/27)	2	2,312
Athene Holding Ltd.
4.13%, 01/12/28 (Call 10/12/27)	65	72,050
6.15%, 04/03/30 (Call 01/03/30)	45	56,119
AXA SA, 8.60%, 12/15/30	288	437,599
AXIS Specialty Finance LLC, 4.90%, 01/15/40 (Call 01/15/30)(a)	15	15,761
Berkshire Hathaway Finance Corp.
4.20%, 08/15/48 (Call 02/15/48)	260	308,425
4.25%, 01/15/49 (Call 07/15/48)	55	65,786
4.30%, 05/15/43	18	21,796
4.40%, 05/15/42	80	98,165
5.75%, 01/15/40	135	190,866
Berkshire Hathaway Inc., 4.50%, 02/11/43	133	166,308
Brighthouse Financial Inc., 4.70%, 06/22/47 (Call 12/22/46)	36	38,952
CNA Financial Corp., 3.90%, 05/01/29 (Call 02/01/29)	25	27,907
CNO Financial Group Inc., 5.25%, 05/30/29 (Call 02/28/29)	40	47,120
Enstar Group Ltd., 4.95%, 06/01/29 (Call 03/01/29)	2	2,286
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)	240	272,011
5.00%, 04/20/48 (Call 10/20/47)	171	210,857
First American Financial Corp., 4.60%, 11/15/24	30	33,427
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26 (Call 01/15/26)	73	82,981
Hartford Financial Services Group Inc. (The)
2.80%, 08/19/29 (Call 05/19/29)	12	12,507
3.60%, 08/19/49 (Call 02/19/49)	84	88,439
4.30%, 04/15/43	40	45,926
4.40%, 03/15/48 (Call 09/15/47)	26	30,695
5.95%, 10/15/36	16	21,447
Lincoln National Corp.
3.05%, 01/15/30 (Call 10/15/29)	10	10,534
	Par
Security	(000)	Value

Insurance (continued)
3.63%, 12/12/26 (Call 09/15/26)	$14	$15,535
3.80%, 03/01/28 (Call 12/01/27)	40	44,592
4.35%, 03/01/48 (Call 09/01/47)	49	56,089
6.30%, 10/09/37	5	6,830
7.00%, 06/15/40	25	37,119
Loews Corp.
3.75%, 04/01/26 (Call 01/01/26)	280	311,909
4.13%, 05/15/43 (Call 11/15/42)	24	27,686
Manulife Financial Corp.
4.06%, 02/24/32 (Call 02/24/27)(a)	90	99,526
4.15%, 03/04/26	146	165,360
5.38%, 03/04/46	100	135,587
Markel Corp.
3.35%, 09/17/29 (Call 06/17/29)	15	16,329
4.15%, 09/17/50 (Call 03/17/50)	5	5,644
4.30%, 11/01/47 (Call 05/01/47)	30	34,363
5.00%, 04/05/46	35	43,991
Marsh & McLennan Companies Inc.
3.30%, 03/14/23 (Call 01/14/23)	32	33,560
3.50%, 06/03/24 (Call 03/03/24)	35	37,864
3.75%, 03/14/26 (Call 12/14/25)	100	111,474
3.88%, 03/15/24 (Call 02/15/24)	79	86,214
4.20%, 03/01/48 (Call 09/01/47)	35	41,866
4.35%, 01/30/47 (Call 07/30/46)	62	75,168
4.75%, 03/15/39 (Call 09/15/38)	30	37,689
4.90%, 03/15/49 (Call 09/15/48)	337	442,865
5.88%, 08/01/33	40	53,482
MetLife Inc.
4.05%, 03/01/45	248	286,621
4.13%, 08/13/42	105	121,676
4.55%, 03/23/30 (Call 12/23/29)	121	143,381
4.60%, 05/13/46 (Call 11/13/45)	10	12,414
4.72%, 12/15/44	12	15,030
4.88%, 11/13/43	7	8,965
6.38%, 06/15/34	40	56,646
6.40%, 12/15/66 (Call 12/15/31)	175	222,700
6.50%, 12/15/32	15	21,133
Munich Re America Corp., Series B, 7.45%, 12/15/26	15	19,758
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)	45	48,902
3.70%, 05/15/29 (Call 02/15/29)	42	46,638
4.30%, 11/15/46 (Call 05/15/46)	62	72,676
4.35%, 05/15/43	52	60,790
4.63%, 09/15/42	4	4,803
6.05%, 10/15/36	32	44,308
Progressive Corp. (The)
2.45%, 01/15/27	30	31,925
3.20%, 03/26/30 (Call 12/26/29)	20	21,726
3.70%, 01/26/45	30	33,224
3.95%, 03/26/50 (Call 09/26/49)	30	34,867
4.00%, 03/01/29 (Call 12/01/28)	32	36,615
4.13%, 04/15/47 (Call 10/15/46)	36	42,684
4.20%, 03/15/48 (Call 09/15/47)	98	117,525
4.35%, 04/25/44	60	72,516
6.25%, 12/01/32	19	25,972
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)	49	50,012
2.10%, 03/10/30 (Call 12/10/29)	30	30,240
3.70%, 03/13/51 (Call 09/13/50)	40	43,299
3.88%, 03/27/28 (Call 12/27/27)	7	7,968

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Insurance (continued)
3.91%, 12/07/47 (Call 06/07/47)	$44	$49,019
3.94%, 12/07/49 (Call 06/07/49)	115	128,987
4.35%, 02/25/50 (Call 08/25/49)	105	125,309
4.42%, 03/27/48 (Call 09/27/47)	13	15,528
4.50%, 09/15/47 (Call 09/15/27)(a)	30	32,400
4.60%, 05/15/44	113	137,915
5.20%, 03/15/44 (Call 03/15/24)(a)	155	166,523
5.38%, 05/15/45 (Call 05/15/25)(a)	78	86,199
5.70%, 12/14/36	205	278,511
5.70%, 09/15/48 (Call 09/15/28)(a)(b)	132	152,782
5.88%, 09/15/42 (Call 09/15/22)(a)	50	52,921
6.63%, 06/21/40	15	22,005
Series B, 5.75%, 07/15/33	15	19,601
Prudential PLC, 3.13%, 04/14/30	15	16,044
Reinsurance Group of America Inc.
3.90%, 05/15/29 (Call 02/15/29)	87	96,455
3.95%, 09/15/26 (Call 06/15/26)	30	33,571
Sompo International Holdings Ltd., 4.70%, 10/15/22	255	268,581
Swiss Re America Holding Corp., 7.00%, 02/15/26	15	18,848
Transatlantic Holdings Inc., 8.00%, 11/30/39	10	15,220
Travelers Companies Inc. (The)
2.55%, 04/27/50 (Call 10/27/49)	10	9,186
3.75%, 05/15/46 (Call 11/15/45)	83	93,397
4.00%, 05/30/47 (Call 11/30/46)	152	178,601
4.05%, 03/07/48 (Call 09/07/47)	5	5,934
4.10%, 03/04/49 (Call 09/04/48)	20	23,903
4.30%, 08/25/45 (Call 02/25/45)	65	78,360
4.60%, 08/01/43	60	75,550
5.35%, 11/01/40	42	57,428
6.25%, 06/15/37	110	158,415
6.75%, 06/20/36	95	141,199
Travelers Property Casualty Corp., 6.38%, 03/15/33	40	56,209
Unum Group
4.50%, 12/15/49 (Call 06/15/49)	35	36,714
5.75%, 08/15/42	100	121,107
Voya Financial Inc.
3.65%, 06/15/26	40	44,534
4.80%, 06/15/46	32	39,314
5.70%, 07/15/43	29	38,838
Willis North America Inc.
2.95%, 09/15/29 (Call 06/15/29)	10	10,510
3.88%, 09/15/49 (Call 03/15/49)	43	47,326
4.50%, 09/15/28 (Call 06/15/28)	35	40,337
5.05%, 09/15/48 (Call 03/15/48)	94	120,701
WR Berkley Corp., 4.75%, 08/01/44	15	18,208
XLIT Ltd.
4.45%, 03/31/25	501	565,183
5.25%, 12/15/43	100	134,192
		11,969,748
Internet — 0.1%
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	313	328,850
2.05%, 08/15/50 (Call 02/15/50)	83	70,252
2.25%, 08/15/60 (Call 02/15/60)	4	3,365
Amazon.com Inc.
2.50%, 06/03/50 (Call 12/03/49)	35	31,512
2.70%, 06/03/60 (Call 12/03/59)	190	170,443
4.05%, 08/22/47 (Call 02/22/47)	187	218,431
4.25%, 08/22/57 (Call 02/22/57)	67	81,373
4.95%, 12/05/44 (Call 06/05/44)	74	96,679
	Par
Security	(000)	Value

Internet (continued)
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	$20	$22,045
3.60%, 06/01/26 (Call 03/01/26)	60	66,422
4.63%, 04/13/30 (Call 01/13/30)	20	23,458
E*TRADE Financial Corp.
3.80%, 08/24/27 (Call 05/24/27)	72	80,124
4.50%, 06/20/28 (Call 03/20/28)	80	91,862
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	17	17,638
3.45%, 08/01/24 (Call 05/01/24)	10	10,795
3.60%, 06/05/27 (Call 03/05/27)	15	16,663
4.00%, 07/15/42 (Call 01/15/42)	127	135,767
JD.com Inc., 4.13%, 01/14/50 (Call 07/14/49)	200	206,418
TD Ameritrade Holding Corp., 2.75%, 10/01/29 (Call 07/01/29)	20	21,242
		1,693,339
Iron & Steel — 0.0%
Nucor Corp.
4.40%, 05/01/48 (Call 11/01/47)	30	36,283
5.20%, 08/01/43 (Call 02/01/43)	7	9,173
Steel Dynamics Inc.
2.80%, 12/15/24 (Call 11/15/24)	145	153,974
3.45%, 04/15/30 (Call 01/15/30)	120	129,789
5.00%, 12/15/26 (Call 12/15/21)	60	62,819
		392,038
Leisure Time — 0.0%
Harley-Davidson Inc.
3.50%, 07/28/25 (Call 04/28/25)	10	10,744
4.63%, 07/28/45 (Call 01/28/45)	155	164,846
		175,590
Lodging — 0.5%
Choice Hotels International Inc.
3.70%, 12/01/29 (Call 09/01/29)	75	80,402
3.70%, 01/15/31 (Call 10/15/30)	50	53,456
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	25	26,093
3.50%, 08/18/26 (Call 06/18/26)	25	26,495
3.90%, 08/08/29 (Call 05/08/29)	85	89,251
Marriott International Inc./MD
Series AA, 4.65%, 12/01/28 (Call 09/01/28)	5	5,645
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	49	56,877
Series FF, 4.63%, 06/15/30 (Call 03/15/30)	250	282,693
Series R, 3.13%, 06/15/26 (Call 03/15/26)	15	15,939
Series X, 4.00%, 04/15/28 (Call 01/15/28)	10	10,876
Sands China Ltd.
4.60%, 08/08/23 (Call 07/08/23)	500	532,505
5.13%, 08/08/25 (Call 06/08/25)	200	223,940
5.40%, 08/08/28 (Call 05/08/28)	4,395	5,027,001
		6,431,173
Machinery — 0.4%
ABB Finance USA Inc., 2.88%, 05/08/22	302	309,499
Caterpillar Financial Services Corp.
2.15%, 11/08/24	109	114,894
2.40%, 08/09/26	20	21,275
2.85%, 05/17/24	24	25,695
3.30%, 06/09/24	271	293,894
3.65%, 12/07/23	224	242,502
3.75%, 11/24/23	247	268,032

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Machinery (continued)
Caterpillar Inc.
2.60%, 09/19/29 (Call 06/19/29)	$6	$6,340
3.25%, 09/19/49 (Call 03/19/49)	6	6,372
3.25%, 04/09/50 (Call 10/09/49)	50	53,363
3.40%, 05/15/24 (Call 02/15/24)	27	29,223
3.80%, 08/15/42	30	34,648
4.75%, 05/15/64 (Call 11/15/63)	5	6,931
5.20%, 05/27/41	42	56,226
5.30%, 09/15/35	24	31,468
6.05%, 08/15/36	21	29,780
CNH Industrial Capital LLC, 4.20%, 01/15/24	216	235,200
CNH Industrial NV
3.85%, 11/15/27 (Call 08/15/27)	87	97,035
4.50%, 08/15/23	1,455	1,576,594
Crane Co., 4.20%, 03/15/48 (Call 09/15/47)	10	10,497
Deere & Co.
2.75%, 04/15/25 (Call 03/15/25)	140	150,511
2.88%, 09/07/49 (Call 03/07/49)	10	9,985
3.10%, 04/15/30 (Call 01/15/30)	10	10,924
3.75%, 04/15/50 (Call 10/15/49)	30	34,817
3.90%, 06/09/42 (Call 12/09/41)	50	59,263
5.38%, 10/16/29	15	18,920
Dover Corp., 5.38%, 03/01/41 (Call 12/01/40)	25	31,598
Flowserve Corp.
3.50%, 09/15/22 (Call 06/15/22)	27	27,815
3.50%, 10/01/30 (Call 07/01/30)	25	25,981
John Deere Capital Corp.
1.75%, 03/09/27	15	15,426
2.25%, 09/14/26	25	26,498
2.65%, 06/24/24	10	10,667
2.65%, 06/10/26	100	108,301
2.80%, 09/08/27	18	19,536
3.05%, 01/06/28	44	47,867
3.40%, 09/11/25	55	60,908
3.45%, 03/13/25	15	16,500
Oshkosh Corp., 3.10%, 03/01/30 (Call 12/01/29)	10	10,510
Rockwell Automation Inc.
2.88%, 03/01/25 (Call 12/01/24)	20	21,344
3.50%, 03/01/29 (Call 12/01/28)	307	342,652
Westinghouse Air Brake Technologies Corp., 4.95%,
09/15/28 (Call 06/15/28)	363	418,829
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)	393	396,989
2.25%, 01/30/31 (Call 10/30/30)	180	178,281
3.25%, 11/01/26 (Call 08/01/26)	100	109,775
4.38%, 11/01/46 (Call 05/01/46)	35	40,437
		5,643,802
Manufacturing — 1.2%
3M Co.
2.00%, 06/26/22	650	662,636
2.00%, 02/14/25 (Call 01/14/25)	920	963,912
2.25%, 03/15/23 (Call 02/15/23)	6,607	6,834,611
2.25%, 09/19/26 (Call 06/19/26)	291	308,661
2.38%, 08/26/29 (Call 05/26/29)	819	849,516
2.65%, 04/15/25 (Call 03/15/25)	115	123,060
2.88%, 10/15/27 (Call 07/15/27)	545	593,151
3.00%, 08/07/25	265	289,131
3.05%, 04/15/30 (Call 01/15/30)(b)	10	10,888
3.25%, 02/14/24 (Call 01/14/24)	733	787,088
3.25%, 08/26/49 (Call 02/26/49)	25	26,544
	Par
Security	(000)	Value

Manufacturing (continued)
3.38%, 03/01/29 (Call 12/01/28)	$119	$132,161
3.63%, 10/15/47 (Call 04/15/47)	132	147,909
4.00%, 09/14/48 (Call 03/14/48)	75	88,945
Carlisle Companies Inc.
2.75%, 03/01/30 (Call 12/01/29)	105	107,829
3.50%, 12/01/24 (Call 10/01/24)	71	77,031
3.75%, 12/01/27 (Call 09/01/27)	70	78,018
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)	62	67,602
3.92%, 09/15/47 (Call 02/15/47)	30	33,419
4.00%, 11/02/32	10	11,522
4.15%, 11/02/42	15	17,351
General Electric Co.
3.63%, 05/01/30 (Call 02/01/30)	36	39,592
4.13%, 10/09/42	146	162,558
4.25%, 05/01/40 (Call 11/01/39)	174	197,234
4.35%, 05/01/50 (Call 11/01/49)	253	289,652
4.50%, 03/11/44	49	57,009
5.88%, 01/14/38	140	185,672
6.15%, 08/07/37	18	24,478
6.75%, 03/15/32	55	74,775
6.88%, 01/10/39	30	43,871
Illinois Tool Works Inc.
3.90%, 09/01/42 (Call 03/01/42)	44	51,079
4.88%, 09/15/41 (Call 03/15/41)	5	6,459
Parker-Hannifin Corp.
3.25%, 06/14/29 (Call 03/14/29)	20	21,650
4.00%, 06/14/49 (Call 12/14/48)	36	41,085
4.10%, 03/01/47 (Call 09/01/46)	47	54,142
4.20%, 11/21/34 (Call 05/21/34)	25	28,992
4.45%, 11/21/44 (Call 05/21/44)	138	164,668
6.25%, 05/15/38	20	27,783
Pentair Finance Sarl, 4.50%, 07/01/29 (Call 04/01/29)	55	64,509
Textron Inc.
3.00%, 06/01/30 (Call 03/01/30)	36	37,500
3.38%, 03/01/28 (Call 12/01/27)	10	10,719
3.65%, 03/15/27 (Call 12/15/26)	182	201,263
3.90%, 09/17/29 (Call 06/17/29)	28	31,075
4.00%, 03/15/26 (Call 12/15/25)	68	75,583
Trane Technologies Global Holding Co. Ltd.
3.75%, 08/21/28 (Call 05/21/28)	50	55,814
4.25%, 06/15/23	354	381,230
4.30%, 02/21/48 (Call 08/21/47)	5	5,832
5.75%, 06/15/43	30	41,956
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)	90	98,887
3.55%, 11/01/24 (Call 08/01/24)	269	291,833
3.80%, 03/21/29 (Call 12/21/28)	240	268,212
4.50%, 03/21/49 (Call 09/21/48)	105	127,178
4.65%, 11/01/44 (Call 05/01/44)	5	6,014
		15,379,289
Media — 0.5%
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.85%, 04/01/61 (Call 10/01/60)	100	92,422
3.90%, 06/01/52 (Call 12/01/51)	4	3,860
5.13%, 07/01/49 (Call 01/01/49)	2	2,287
5.38%, 04/01/38 (Call 10/01/37)	10	11,897
5.75%, 04/01/48 (Call 10/01/47)	130	158,786
6.38%, 10/23/35 (Call 04/23/35)	50	65,367

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Media (continued)
6.48%, 10/23/45 (Call 04/23/45)	$60	$79,028
6.83%, 10/23/55 (Call 04/23/55)	10	14,168
Comcast Corp.
2.45%, 08/15/52 (Call 02/15/52)	22	19,008
2.65%, 08/15/62 (Call 02/15/62)	29	25,262
2.80%, 01/15/51 (Call 07/15/50)	48	44,263
3.25%, 11/01/39 (Call 05/01/39)	50	51,585
3.40%, 07/15/46 (Call 01/15/46)	55	56,876
3.45%, 02/01/50 (Call 08/01/49)	160	166,179
3.75%, 04/01/40 (Call 10/01/39)	55	60,542
3.90%, 03/01/38 (Call 09/01/37)	17	19,108
3.97%, 11/01/47 (Call 05/01/47)	198	222,994
4.00%, 08/15/47 (Call 02/15/47)	29	32,831
4.00%, 03/01/48 (Call 09/01/47)	34	38,347
4.00%, 11/01/49 (Call 05/01/49)	194	220,153
4.05%, 11/01/52 (Call 05/01/52)	74	84,874
4.50%, 01/15/43	25	30,052
4.60%, 10/15/38 (Call 04/15/38)	140	169,217
4.60%, 08/15/45 (Call 02/15/45)	142	172,668
4.65%, 07/15/42	29	35,410
4.70%, 10/15/48 (Call 04/15/48)	116	144,487
4.75%, 03/01/44	4	4,980
4.95%, 10/15/58 (Call 04/15/58)	60	79,963
5.65%, 06/15/35	21	28,066
6.40%, 05/15/38	25	36,042
6.40%, 03/01/40	10	14,513
6.45%, 03/15/37	35	50,060
6.50%, 11/15/35	63	89,965
6.55%, 07/01/39	5	7,295
6.95%, 08/15/37	52	77,781
Discovery Communications LLC
4.00%, 09/15/55 (Call 03/15/55)(e)	137	136,870
4.65%, 05/15/50 (Call 11/15/49)	156	173,949
4.88%, 04/01/43	45	51,640
5.00%, 09/20/37 (Call 03/20/37)	20	23,532
5.20%, 09/20/47 (Call 03/20/47)	157	184,665
5.30%, 05/15/49 (Call 11/15/48)	53	63,374
6.35%, 06/01/40	20	26,805
Fox Corp.
5.48%, 01/25/39 (Call 07/25/38)	75	93,536
5.58%, 01/25/49 (Call 07/25/48)	154	197,656
Grupo Televisa SAB, 6.63%, 01/15/40	25	33,603
NBCUniversal Media LLC
4.45%, 01/15/43	51	60,797
5.95%, 04/01/41	120	169,121
6.40%, 04/30/40	10	14,611
Thomson Reuters Corp.
5.50%, 08/15/35	40	51,541
5.65%, 11/23/43 (Call 05/23/43)	52	67,690
5.85%, 04/15/40	70	93,416
Time Warner Cable LLC
4.50%, 09/15/42 (Call 03/15/42)	60	64,801
5.88%, 11/15/40 (Call 05/15/40)	5	6,263
6.55%, 05/01/37	5	6,661
6.75%, 06/15/39	5	6,851
7.30%, 07/01/38	50	70,865
Time Warner Entertainment Co. LP, 8.38%, 07/15/33	15	22,357
TWDC Enterprises 18 Corp.
3.00%, 07/30/46	35	34,497
3.70%, 12/01/42	25	27,309
	Par
Security	(000)	Value

Media (continued)
4.13%, 06/01/44	$16	$18,552
4.38%, 08/16/41	45	53,358
Series E, 4.13%, 12/01/41	25	28,853
ViacomCBS Inc.
3.38%, 02/15/28 (Call 12/15/27)	10	10,785
3.70%, 06/01/28 (Call 03/01/28)	5	5,487
4.38%, 03/15/43	115	125,427
4.60%, 01/15/45 (Call 07/15/44)	144	162,117
4.85%, 07/01/42 (Call 01/01/42)	15	17,445
4.90%, 08/15/44 (Call 02/15/44)	37	43,056
4.95%, 01/15/31 (Call 11/15/30)	5	5,923
4.95%, 05/19/50 (Call 11/19/49)(b)	110	131,168
5.25%, 04/01/44 (Call 10/01/43)	108	130,443
5.85%, 09/01/43 (Call 03/01/43)	145	187,240
5.90%, 10/15/40 (Call 04/15/40)	65	83,209
6.88%, 04/30/36	127	178,399
Walt Disney Co. (The)
2.75%, 09/01/49 (Call 03/01/49)	170	158,964
3.50%, 05/13/40 (Call 11/13/39)	96	102,695
3.60%, 01/13/51 (Call 07/13/50)	115	123,964
3.80%, 05/13/60 (Call 11/13/59)	36	39,735
4.63%, 03/23/40 (Call 09/23/39)	2	2,454
4.70%, 03/23/50 (Call 09/23/49)	69	87,133
4.95%, 10/15/45 (Call 04/15/45)	17	21,862
5.40%, 10/01/43	17	22,866
6.15%, 03/01/37	40	55,696
6.15%, 02/15/41	4	5,783
6.20%, 12/15/34	65	90,302
6.40%, 12/15/35	42	60,301
6.65%, 11/15/37	115	168,622
7.75%, 12/01/45	200	341,488
		6,556,073
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp.
3.90%, 01/15/43 (Call 07/15/42)	5	5,455
4.38%, 06/15/45 (Call 12/15/44)	193	224,926
Timken Co. (The), 4.50%, 12/15/28 (Call 09/15/28)	24	26,490
Valmont Industries Inc.
5.00%, 10/01/44 (Call 04/01/44)	49	56,832
5.25%, 10/01/54 (Call 04/01/54)	15	17,703
		331,406
Mining — 0.1%
Kinross Gold Corp.
4.50%, 07/15/27 (Call 04/15/27)	469	539,388
5.95%, 03/15/24 (Call 12/15/23)	55	61,856
Newmont Corp.
2.80%, 10/01/29 (Call 07/01/29)	210	218,881
4.88%, 03/15/42 (Call 09/15/41)	190	234,802
5.45%, 06/09/44 (Call 12/09/43)	5	6,625
6.25%, 10/01/39	35	49,412
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	75	83,350
5.20%, 11/02/40	98	130,132
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	83	99,045
4.75%, 03/22/42 (Call 09/22/41)	10	12,846
		1,436,337
Office Furnishings — 0.0%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	214	249,599

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas — 1.0%
BP Capital Markets America Inc.
2.77%, 11/10/50 (Call 05/10/50)	$102	$91,468
3.00%, 02/24/50 (Call 08/24/49)	95	88,739
3.02%, 01/16/27 (Call 10/16/26)	10	10,808
3.12%, 05/04/26 (Call 02/04/26)	80	87,249
3.38%, 02/08/61 (Call 08/08/60)	55	53,605
3.41%, 02/11/26 (Call 12/11/25)	5	5,512
3.54%, 04/06/27 (Call 02/06/27)	5	5,548
3.59%, 04/14/27 (Call 01/14/27)	78	86,724
3.63%, 04/06/30 (Call 01/06/30)	74	82,141
3.80%, 09/21/25 (Call 07/21/25)	20	22,307
3.94%, 09/21/28 (Call 06/21/28)	15	17,026
4.23%, 11/06/28 (Call 08/06/28)	108	124,195
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	125	137,194
3.51%, 03/17/25	5	5,509
Burlington Resources LLC
5.95%, 10/15/36	159	216,512
7.20%, 08/15/31	75	106,747
7.40%, 12/01/31	59	85,657
Chevron Corp.
2.98%, 05/11/40 (Call 11/11/39)	89	90,562
3.08%, 05/11/50 (Call 11/11/49)	110	109,855
Chevron USA Inc.
2.34%, 08/12/50 (Call 02/12/50)	48	41,575
4.20%, 10/15/49 (Call 04/15/49)	30	35,801
4.95%, 08/15/47 (Call 02/15/47)	57	74,062
5.05%, 11/15/44 (Call 05/15/44)	30	39,053
5.25%, 11/15/43 (Call 05/15/43)	25	33,132
6.00%, 03/01/41 (Call 09/01/40)	5	7,172
Cimarex Energy Co.
3.90%, 05/15/27 (Call 02/15/27)	44	48,475
4.38%, 03/15/29 (Call 12/15/28)	5	5,630
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	200	230,826
CNOOC Petroleum North America ULC, 6.40%, 05/15/37	5	6,580
Conoco Funding Co., 7.25%, 10/15/31	37	52,983
ConocoPhillips
4.85%, 08/15/48 (Call 02/15/48)(e)	17	21,550
4.88%, 10/01/47 (Call 04/01/47)(e)	5	6,340
5.90%, 10/15/32	162	214,590
5.90%, 05/15/38	258	353,024
6.50%, 02/01/39	95	137,940
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	64	75,023
4.95%, 03/15/26 (Call 12/15/25)	442	515,894
5.95%, 03/15/46 (Call 09/15/45)	5	7,204
6.95%, 04/15/29	96	129,294
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	2	2,212
5.00%, 06/15/45 (Call 12/15/44)	40	45,557
5.60%, 07/15/41 (Call 01/15/41)	35	42,294
Diamondback Energy Inc.
3.25%, 12/01/26 (Call 10/01/26)	50	53,849
3.50%, 12/01/29 (Call 09/01/29)	79	83,879
Ecopetrol SA
5.88%, 05/28/45	95	98,378
7.38%, 09/18/43	20	24,023
Eni USA Inc., 7.30%, 11/15/27	45	58,910
	Par
Security	(000)	Value

Oil & Gas (continued)
EOG Resources Inc.
4.38%, 04/15/30 (Call 01/15/30)	$68	$79,415
4.95%, 04/15/50 (Call 10/15/49)	58	74,010
Equinor ASA
2.38%, 05/22/30 (Call 02/22/30)	185	188,619
2.45%, 01/17/23	17	17,606
2.65%, 01/15/24	406	428,980
2.88%, 04/06/25 (Call 03/06/25)	275	295,463
3.00%, 04/06/27 (Call 02/06/27)	290	315,285
3.13%, 04/06/30 (Call 01/06/30)	85	91,592
3.25%, 11/10/24	435	472,945
3.25%, 11/18/49 (Call 05/18/49)	40	40,883
3.63%, 09/10/28 (Call 06/10/28)	89	99,129
3.70%, 03/01/24	22	23,891
3.70%, 04/06/50 (Call 10/06/49)	70	77,306
3.95%, 05/15/43	157	179,258
4.25%, 11/23/41	52	61,387
4.80%, 11/08/43	80	101,569
5.10%, 08/17/40	100	129,631
7.75%, 06/15/23	10	11,482
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)	39	41,327
2.44%, 08/16/29 (Call 05/16/29)	5	5,179
2.61%, 10/15/30 (Call 07/15/30)	74	76,784
3.00%, 08/16/39 (Call 02/16/39)	10	10,001
3.04%, 03/01/26 (Call 12/01/25)	187	203,899
3.10%, 08/16/49 (Call 02/16/49)	66	64,881
3.29%, 03/19/27 (Call 01/19/27)	20	22,250
3.45%, 04/15/51 (Call 10/15/50)	84	87,452
3.48%, 03/19/30 (Call 12/19/29)	207	229,033
3.57%, 03/06/45 (Call 09/06/44)	117	123,430
4.11%, 03/01/46 (Call 09/01/45)	44	50,112
4.23%, 03/19/40 (Call 09/19/39)	96	111,562
4.33%, 03/19/50 (Call 09/19/49)	253	301,925
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)	200	213,042
4.30%, 04/01/27 (Call 01/01/27)	280	311,713
5.60%, 02/15/41	309	374,218
5.80%, 04/01/47 (Call 10/01/46)	105	131,480
6.00%, 01/15/40	80	99,806
7.13%, 03/15/33	10	13,377
7.30%, 08/15/31	56	74,571
7.88%, 10/01/29	30	40,337
HollyFrontier Corp., 5.88%, 04/01/26 (Call 01/01/26)	40	46,212
Marathon Oil Corp.
3.85%, 06/01/25 (Call 03/01/25)	15	16,365
4.40%, 07/15/27 (Call 04/15/27)	180	202,514
5.20%, 06/01/45 (Call 12/01/44)	94	108,674
6.60%, 10/01/37	185	238,402
6.80%, 03/15/32	73	93,361
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)	10	10,819
4.50%, 04/01/48 (Call 10/01/47)	90	99,154
4.70%, 05/01/25 (Call 04/01/25)	51	57,827
4.75%, 09/15/44 (Call 03/15/44)	55	63,150
5.00%, 09/15/54 (Call 03/15/54)	36	41,031
5.13%, 12/15/26 (Call 09/15/26)	25	29,655
6.50%, 03/01/41 (Call 09/01/40)	64	86,880
Phillips 66
3.85%, 04/09/25 (Call 03/09/25)	70	77,310

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oil & Gas (continued)
3.90%, 03/15/28 (Call 12/15/27)	$148	$164,527
4.65%, 11/15/34 (Call 05/15/34)	15	17,666
4.88%, 11/15/44 (Call 05/15/44)	278	334,895
5.88%, 05/01/42	40	53,305
Total Capital Canada Ltd., 2.75%, 07/15/23	157	165,236
Total Capital International SA
2.83%, 01/10/30 (Call 10/10/29)	150	158,938
2.99%, 06/29/41 (Call 12/29/40)	80	78,880
3.13%, 05/29/50 (Call 11/29/49)	278	271,289
3.39%, 06/29/60 (Call 12/29/59)	78	78,682
3.46%, 07/12/49 (Call 01/12/49)	70	72,895
3.70%, 01/15/24	80	86,712
3.75%, 04/10/24	70	76,560
Valero Energy Corp.
2.85%, 04/15/25 (Call 03/15/25)	28	29,737
3.40%, 09/15/26 (Call 06/15/26)	41	44,238
3.65%, 03/15/25	65	70,759
4.00%, 04/01/29 (Call 01/01/29)	6	6,581
4.35%, 06/01/28 (Call 03/01/28)	42	47,287
4.90%, 03/15/45(b)	46	54,601
6.63%, 06/15/37	87	115,706
7.50%, 04/15/32	16	21,999
		12,269,285
Oil & Gas Services — 0.3%
Baker Hughes a GE Co. LLC/Baker Hughes
Co-Obligor Inc.
2.77%, 12/15/22 (Call 11/15/22)	1,133	1,174,626
3.14%, 11/07/29 (Call 08/07/29)	140	148,693
3.34%, 12/15/27 (Call 09/15/27)	420	460,316
4.08%, 12/15/47 (Call 06/15/47)	125	135,782
Baker Hughes Holdings LLC, 5.13%, 09/15/40	325	405,574
Halliburton Co.
2.92%, 03/01/30 (Call 12/01/29)	123	125,858
3.80%, 11/15/25 (Call 08/15/25)	15	16,632
4.50%, 11/15/41 (Call 05/15/41)	75	81,120
4.75%, 08/01/43 (Call 02/01/43)	45	50,343
4.85%, 11/15/35 (Call 05/15/35)	65	74,910
5.00%, 11/15/45 (Call 05/15/45)	104	121,517
6.70%, 09/15/38	26	34,642
7.45%, 09/15/39	114	163,267
NOV Inc.
3.60%, 12/01/29 (Call 09/01/29)	56	58,355
3.95%, 12/01/42 (Call 06/01/42)	57	55,179
Schlumberger Investment SA
2.65%, 06/26/30 (Call 03/26/30)	178	183,602
3.65%, 12/01/23 (Call 09/01/23)	113	121,125
		3,411,541
Packaging & Containers — 0.0%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)	130	142,815
4.50%, 05/15/28 (Call 02/15/28)	111	128,113
Amcor Flexibles North America Inc., 2.63%, 06/19/30
(Call 03/19/30)	125	126,775
Packaging Corp. of America, 4.05%, 12/15/49
(Call 06/15/49)	10	11,306
WestRock MWV LLC, 8.20%, 01/15/30	30	42,108
		451,117
	Par
Security	(000)	Value

Pharmaceuticals — 1.2%
AbbVie Inc.
3.20%, 05/14/26 (Call 02/14/26)	$15	$16,295
3.60%, 05/14/25 (Call 02/14/25)	187	204,619
4.05%, 11/21/39 (Call 05/21/39)	61	68,613
4.25%, 11/14/28 (Call 08/14/28)	55	63,554
4.25%, 11/21/49 (Call 05/21/49)	127	146,710
4.30%, 05/14/36 (Call 11/14/35)	99	115,292
4.40%, 11/06/42	125	145,796
4.45%, 05/14/46 (Call 11/14/45)	110	129,129
4.50%, 05/14/35 (Call 11/14/34)	148	175,595
4.63%, 10/01/42 (Call 04/01/42)	57	68,202
4.70%, 05/14/45 (Call 11/14/44)	163	196,775
4.88%, 11/14/48 (Call 05/14/48)	96	120,355
AmerisourceBergen Corp.
3.45%, 12/15/27 (Call 09/15/27)	50	54,989
4.25%, 03/01/45 (Call 09/01/44)	25	28,484
4.30%, 12/15/47 (Call 06/15/47)	29	33,393
Astrazeneca Finance LLC
1.20%, 05/28/26 (Call 04/28/26)	200	200,422
1.75%, 05/28/28 (Call 03/28/28)	125	125,106
2.25%, 05/28/31 (Call 02/28/31)	25	25,074
AstraZeneca PLC
2.38%, 06/12/22 (Call 05/12/22)	69	70,399
3.00%, 05/28/51 (Call 11/28/50)	180	177,935
3.13%, 06/12/27 (Call 03/12/27)	200	218,698
3.38%, 11/16/25	417	458,758
3.50%, 08/17/23 (Call 07/17/23)	294	313,504
4.00%, 01/17/29 (Call 10/17/28)	134	153,023
4.00%, 09/18/42	69	79,462
4.38%, 11/16/45	210	252,905
4.38%, 08/17/48 (Call 02/17/48)	44	53,339
6.45%, 09/15/37	205	298,767
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)	442	493,126
3.79%, 05/20/50 (Call 11/20/49)	93	100,056
4.67%, 06/06/47 (Call 12/06/46)	90	108,048
4.69%, 12/15/44 (Call 06/15/44)	22	26,477
Bristol-Myers Squibb Co.
3.25%, 02/27/27	62	68,814
3.25%, 08/01/42	28	29,509
4.25%, 10/26/49 (Call 04/26/49)	118	142,448
4.35%, 11/15/47 (Call 05/15/47)	46	55,934
4.55%, 02/20/48 (Call 08/20/47)	61	76,128
5.00%, 08/15/45 (Call 02/15/45)	107	140,945
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)	393	430,402
3.75%, 09/15/25 (Call 06/15/25)	150	165,883
4.37%, 06/15/47 (Call 12/15/46)	87	95,803
4.50%, 11/15/44 (Call 05/15/44)	31	34,583
4.60%, 03/15/43	14	15,920
4.90%, 09/15/45 (Call 03/15/45)	68	80,462
Cigna Corp.
2.40%, 03/15/30 (Call 12/15/29)	96	96,997
3.20%, 03/15/40 (Call 09/15/39)	5	5,055
3.40%, 03/15/50 (Call 09/15/49)	180	181,093
3.75%, 07/15/23 (Call 06/15/23)	195	208,233
3.88%, 10/15/47 (Call 04/15/47)	45	48,662
4.13%, 11/15/25 (Call 09/15/25)	168	189,417
4.38%, 10/15/28 (Call 07/15/28)	234	270,268
4.80%, 08/15/38 (Call 02/15/38)	148	179,783

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pharmaceuticals (continued)
4.80%, 07/15/46 (Call 01/16/46)	$60	$73,423
4.90%, 12/15/48 (Call 06/15/48)	135	168,813
6.13%, 11/15/41	129	180,417
CVS Health Corp.
3.25%, 08/15/29 (Call 05/15/29)	55	59,224
3.63%, 04/01/27 (Call 02/01/27)	65	72,164
3.75%, 04/01/30 (Call 01/01/30)	155	171,802
4.10%, 03/25/25 (Call 01/25/25)	5	5,577
4.13%, 04/01/40 (Call 10/01/39)	22	24,539
4.25%, 04/01/50 (Call 10/01/49)	82	93,131
4.30%, 03/25/28 (Call 12/25/27)	215	246,532
4.78%, 03/25/38 (Call 09/25/37)	279	333,491
4.88%, 07/20/35 (Call 01/20/35)	65	78,445
5.05%, 03/25/48 (Call 09/25/47)	249	309,280
5.13%, 07/20/45 (Call 01/20/45)	138	173,223
5.30%, 12/05/43 (Call 06/05/43)	25	32,044
6.13%, 09/15/39	20	27,109
Eli Lilly & Co.
2.25%, 05/15/50 (Call 11/15/49)	32	27,652
2.75%, 06/01/25 (Call 03/01/25)	275	295,215
3.10%, 05/15/27 (Call 02/15/27)	115	126,115
3.38%, 03/15/29 (Call 12/15/28)	110	122,129
3.70%, 03/01/45 (Call 09/01/44)	20	22,298
3.88%, 03/15/39 (Call 09/15/38)	100	115,458
3.95%, 05/15/47 (Call 11/15/46)	97	112,739
3.95%, 03/15/49 (Call 09/15/48)	48	55,936
4.15%, 03/15/59 (Call 09/15/58)	135	163,238
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	112	117,107
3.38%, 05/15/23	214	226,844
3.63%, 05/15/25	50	55,419
3.88%, 05/15/28	52	59,152
4.20%, 03/18/43	5	6,044
6.38%, 05/15/38	86	125,386
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	87	89,185
2.88%, 06/01/22 (Call 05/01/22)	505	517,585
3.00%, 06/01/24 (Call 05/01/24)	121	129,884
3.38%, 06/01/29 (Call 03/01/29)	49	53,949
Johnson & Johnson
3.40%, 01/15/38 (Call 07/15/37)	10	11,109
3.50%, 01/15/48 (Call 07/15/47)	85	95,129
3.55%, 03/01/36 (Call 09/01/35)	115	131,619
3.63%, 03/03/37 (Call 09/03/36)	115	131,981
3.70%, 03/01/46 (Call 09/01/45)	285	327,969
3.75%, 03/03/47 (Call 09/03/46)	20	23,178
4.50%, 09/01/40	10	12,643
4.50%, 12/05/43 (Call 06/05/43)	58	73,418
4.85%, 05/15/41	7	9,148
5.85%, 07/15/38	110	157,214
5.95%, 08/15/37	78	112,232
McKesson Corp., 4.88%, 03/15/44 (Call 09/15/43)	20	24,453
Mead Johnson Nutrition Co.
4.13%, 11/15/25 (Call 08/15/25)	90	101,669
4.60%, 06/01/44 (Call 12/01/43)	17	21,445
5.90%, 11/01/39	58	80,840
Merck & Co. Inc.
2.45%, 06/24/50 (Call 12/24/49)	8	7,192
3.40%, 03/07/29 (Call 12/07/28)	58	64,544
3.70%, 02/10/45 (Call 08/10/44)	135	151,039
	Par
Security	(000)	Value

Pharmaceuticals (continued)
3.90%, 03/07/39 (Call 09/07/38)	$50	$57,446
4.00%, 03/07/49 (Call 09/07/48)	77	90,697
4.15%, 05/18/43	40	47,722
6.50%, 12/01/33	76	110,471
6.55%, 09/15/37	7	10,412
Merck Sharp & Dohme Corp., 5.75%, 11/15/36	10	13,860
Mylan Inc., 5.20%, 04/15/48 (Call 10/15/47)	37	43,702
Pfizer Inc.
2.70%, 05/28/50 (Call 11/28/49)	20	19,048
4.00%, 03/15/49 (Call 09/15/48)	5	5,875
4.13%, 12/15/46	17	20,264
4.20%, 09/15/48 (Call 03/15/48)	190	229,205
4.30%, 06/15/43	33	39,789
4.40%, 05/15/44	19	23,251
5.60%, 09/15/40	5	6,999
7.20%, 03/15/39	23	36,562
Shire Acquisitions Investments Ireland DAC, 3.20%,
09/23/26 (Call 06/23/26)	231	252,624
Takeda Pharmaceutical Co. Ltd.
3.18%, 07/09/50 (Call 01/09/50)	25	24,063
3.38%, 07/09/60 (Call 01/09/60)	55	53,785
Utah Acquisition Sub Inc., 5.25%, 06/15/46
(Call 12/15/45)	45	53,133
Viatris Inc., 4.00%, 06/22/50 (Call 12/22/49)(e)	120	122,242
Zoetis Inc.
3.00%, 09/12/27 (Call 06/15/27)	290	312,794
3.25%, 02/01/23 (Call 11/01/22)	238	247,758
3.90%, 08/20/28 (Call 05/20/28)	41	46,287
3.95%, 09/12/47 (Call 03/12/47)	80	91,130
4.45%, 08/20/48 (Call 02/20/48)	66	80,944
4.50%, 11/13/25 (Call 08/13/25)	197	224,442
4.70%, 02/01/43 (Call 08/01/42)	180	223,529
		15,734,644
Pipelines — 0.7%
Boardwalk Pipelines LP
3.40%, 02/15/31 (Call 11/15/30)	42	43,736
4.45%, 07/15/27 (Call 04/15/27)	10	11,374
4.80%, 05/03/29 (Call 02/03/29)	149	170,119
5.95%, 06/01/26 (Call 03/01/26)	25	29,746
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29 (Call 05/18/29)	40	43,123
5.13%, 06/30/27 (Call 01/01/27)	60	69,666
5.88%, 03/31/25 (Call 10/02/24)	65	74,740
7.00%, 06/30/24 (Call 01/01/24)	180	206,980
Columbia Pipeline Group Inc., 5.80%, 06/01/45
(Call 12/01/44)	75	97,295
Enable Midstream Partners LP
4.15%, 09/15/29 (Call 06/15/29)	75	80,821
4.95%, 05/15/28 (Call 02/15/28)	15	17,011
5.00%, 05/15/44 (Call 11/15/43)	17	17,806
Enbridge Energy Partners LP
5.50%, 09/15/40 (Call 03/15/40)	42	52,261
7.38%, 10/15/45 (Call 04/15/45)	55	83,803
Series B, 7.50%, 04/15/38	15	21,421
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	20	21,010
3.13%, 11/15/29 (Call 08/15/29)	90	95,171
3.70%, 07/15/27 (Call 04/15/27)	34	37,511
4.00%, 11/15/49 (Call 05/15/49)	140	148,403
4.50%, 06/10/44 (Call 12/10/43)	110	123,542

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
5.50%, 12/01/46 (Call 05/29/46)	$5	$6,385
Enterprise Products Operating LLC
2.80%, 01/31/30 (Call 10/31/29)	35	36,481
3.13%, 07/31/29 (Call 04/30/29)	45	48,003
3.70%, 01/31/51 (Call 07/31/50)	100	101,587
3.95%, 01/31/60 (Call 07/31/59)	41	42,622
4.15%, 10/16/28 (Call 07/16/28)	17	19,345
4.20%, 01/31/50 (Call 07/31/49)	120	131,620
4.25%, 02/15/48 (Call 08/15/47)	95	104,566
4.45%, 02/15/43 (Call 08/15/42)	38	43,261
4.80%, 02/01/49 (Call 08/01/48)	21	24,892
4.85%, 08/15/42 (Call 02/15/42)	10	11,964
4.85%, 03/15/44 (Call 09/15/43)	30	35,625
4.90%, 05/15/46 (Call 11/15/45)	44	52,279
4.95%, 10/15/54 (Call 04/15/54)	54	64,583
5.10%, 02/15/45 (Call 08/15/44)	105	128,517
5.38%, 02/15/78 (Call 02/15/28)(a)	75	75,988
5.70%, 02/15/42	28	36,789
5.95%, 02/01/41	13	17,398
6.13%, 10/15/39	5	6,806
7.55%, 04/15/38	10	14,979
Series D, 4.88%, 08/16/77 (Call 08/16/22)(a)	70	68,300
Series E, 5.25%, 08/16/77 (Call 08/16/27)(a)	20	20,516
Series H, 6.65%, 10/15/34.	5	6,926
Kinder Morgan Energy Partners LP
4.70%, 11/01/42 (Call 05/01/42)	5	5,608
5.00%, 08/15/42 (Call 02/15/42)	5	5,785
5.00%, 03/01/43 (Call 09/01/42)	5	5,807
5.40%, 09/01/44 (Call 03/01/44)	70	84,722
5.50%, 03/01/44 (Call 09/01/43)	76	92,947
5.80%, 03/15/35	30	37,856
6.38%, 03/01/41	42	56,175
6.50%, 02/01/37	20	26,366
6.50%, 09/01/39	68	92,331
6.95%, 01/15/38	168	234,241
7.30%, 08/15/33	62	86,408
7.40%, 03/15/31	15	20,555
7.50%, 11/15/40	16	22,927
7.75%, 03/15/32	50	69,636
Kinder Morgan Inc.
3.25%, 08/01/50 (Call 02/01/50)	35	32,141
4.30%, 03/01/28 (Call 12/01/27)	10	11,330
5.05%, 02/15/46 (Call 08/15/45)	9	10,562
5.20%, 03/01/48 (Call 09/01/47)	90	108,723
5.30%, 12/01/34 (Call 06/01/34)	60	72,259
5.55%, 06/01/45 (Call 12/01/44)	205	254,370
7.75%, 01/15/32	35	49,615
7.80%, 08/01/31	5	7,019
Magellan Midstream Partners LP
3.95%, 03/01/50 (Call 09/01/49)	86	89,445
4.20%, 10/03/47 (Call 04/03/47)	67	71,813
4.25%, 09/15/46 (Call 03/15/46)	33	35,677
4.85%, 02/01/49 (Call 08/01/48)	22	25,870
5.15%, 10/15/43 (Call 04/15/43)	20	24,025
MPLX LP
4.00%, 03/15/28 (Call 12/15/27)	14	15,545
4.13%, 03/01/27 (Call 12/01/26)	126	141,312
4.25%, 12/01/27 (Call 09/01/27)	133	150,744
4.50%, 04/15/38 (Call 10/15/37)	10	11,114
4.70%, 04/15/48 (Call 10/15/47)	77	86,144
	Par
Security	(000)	Value

Pipelines (continued)
4.80%, 02/15/29 (Call 11/15/28)	$108	$125,336
4.90%, 04/15/58 (Call 10/15/57)	40	45,361
5.20%, 03/01/47 (Call 09/01/46)	45	53,198
5.50%, 02/15/49 (Call 08/15/48)	176	218,817
Northwest Pipeline LLC, 4.00%, 04/01/27 (Call 01/01/27)	2	2,243
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)	4	4,122
2.75%, 09/01/24 (Call 08/01/24)	10	10,574
3.10%, 03/15/30 (Call 12/15/29)	170	174,969
4.00%, 07/13/27 (Call 04/13/27)	49	54,208
4.35%, 03/15/29 (Call 12/15/28)	35	39,165
4.45%, 09/01/49 (Call 03/01/49)	110	116,921
4.50%, 03/15/50 (Call 09/15/49)	15	16,051
4.55%, 07/15/28 (Call 04/15/28)	133	150,333
4.95%, 07/13/47 (Call 01/06/47)	92	103,747
5.20%, 07/15/48 (Call 01/15/48)	33	38,697
6.00%, 06/15/35	40	49,114
6.35%, 01/15/31 (Call 10/15/30)	10	12,709
7.15%, 01/15/51 (Call 07/15/50)	30	42,130
ONEOK Partners LP
4.90%, 03/15/25 (Call 12/15/24)	155	174,003
5.00%, 09/15/23 (Call 06/15/23)	19	20,621
6.13%, 02/01/41 (Call 08/01/40)	69	86,364
6.20%, 09/15/43 (Call 03/15/43)	56	70,914
6.65%, 10/01/36	20	26,270
6.85%, 10/15/37	20	26,756
Phillips 66 Partners LP
4.68%, 02/15/45 (Call 08/15/44)	2	2,223
4.90%, 10/01/46 (Call 04/01/46)	25	28,805
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (Call 09/15/29)	10	10,378
4.30%, 01/31/43 (Call 07/31/42)	105	101,936
4.70%, 06/15/44 (Call 12/15/43)	25	25,484
4.90%, 02/15/45 (Call 08/15/44)	29	30,108
5.15%, 06/01/42 (Call 12/01/41)	5	5,334
6.65%, 01/15/37	30	37,311
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)	62	69,286
4.50%, 05/15/30 (Call 11/15/29)	20	22,713
5.00%, 03/15/27 (Call 09/15/26)	62	71,802
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	10	10,866
4.50%, 03/15/45 (Call 09/15/44)	79	89,017
5.95%, 09/25/43 (Call 03/25/43)	22	28,868
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)	95	104,972
4.38%, 03/13/25 (Call 12/13/24)	50	55,395
Tennessee Gas Pipeline Co. LLC
7.00%, 03/15/27	40	50,687
7.63%, 04/01/37	10	14,074
Texas Eastern Transmission LP, 7.00%, 07/15/32	45	61,572
TransCanada PipeLines Ltd.
4.10%, 04/15/30 (Call 01/15/30)	35	39,788
4.25%, 05/15/28 (Call 02/15/28)	110	125,526
4.63%, 03/01/34 (Call 12/01/33)	37	43,152
4.75%, 05/15/38 (Call 11/15/37)	35	40,915
4.88%, 05/15/48 (Call 11/15/47)	30	36,663
5.00%, 10/16/43 (Call 04/16/43)	54	64,992
5.10%, 03/15/49 (Call 09/15/48)	130	164,766
5.60%, 03/31/34	10	12,548

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
5.85%, 03/15/36	$60	$77,945
6.10%, 06/01/40	36	48,347
6.20%, 10/15/37	67	89,414
7.25%, 08/15/38	29	42,726
7.63%, 01/15/39	137	207,606
Transcontinental Gas Pipe Line Co. LLC
3.95%, 05/15/50 (Call 11/15/49)	80	85,014
4.00%, 03/15/28 (Call 12/15/27)	10	11,245
4.60%, 03/15/48 (Call 09/15/47)	85	99,256
5.40%, 08/15/41 (Call 02/15/41)	11	13,640
Valero Energy Partners LP
4.38%, 12/15/26 (Call 09/15/26)	60	68,238
4.50%, 03/15/28 (Call 12/15/27)	43	48,667
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	75	83,271
4.85%, 03/01/48 (Call 09/01/47)	15	17,530
4.90%, 01/15/45 (Call 07/15/44)	58	67,050
5.10%, 09/15/45 (Call 03/15/45)	173	206,396
5.40%, 03/04/44 (Call 09/04/43)	23	28,073
5.75%, 06/24/44 (Call 12/24/43)	10	12,669
5.80%, 11/15/43 (Call 05/15/43)	21	26,618
6.30%, 04/15/40	30	39,745
8.75%, 03/15/32	53	79,431
Series A, 7.50%, 01/15/31	5	6,756
		8,955,484
Private Equity — 0.0%
Brookfield Asset Management Inc., 4.00%, 01/15/25
(Call 10/15/24)	20	21,918

Real Estate — 0.1%
CBRE Services Inc.
2.50%, 04/01/31 (Call 01/01/31)	100	99,411
4.88%, 03/01/26 (Call 12/01/25)	488	566,148
		665,559
Real Estate Investment Trusts — 0.9%
Alexandria Real Estate Equities Inc.
3.38%, 08/15/31 (Call 05/15/31)	27	29,058
3.95%, 01/15/27 (Call 10/15/26)	13	14,585
4.00%, 02/01/50 (Call 08/01/49)	40	44,024
4.30%, 01/15/26 (Call 10/15/25)	34	38,357
4.70%, 07/01/30 (Call 04/01/30)	217	255,400
4.85%, 04/15/49 (Call 10/15/48)	42	51,949
4.90%, 12/15/30 (Call 09/15/30)	74	89,236
American Campus Communities Operating Partnership LP
2.85%, 02/01/30 (Call 11/01/29)	118	120,098
3.30%, 07/15/26 (Call 05/15/26)	15	16,215
American Homes 4 Rent LP, 4.90%, 02/15/29
(Call 11/15/28)	13	14,997
American Tower Corp.
2.10%, 06/15/30 (Call 03/15/30)	30	28,988
2.40%, 03/15/25 (Call 02/15/25)	322	337,115
2.75%, 01/15/27 (Call 11/15/26)	135	142,287
2.90%, 01/15/30 (Call 10/15/29)	25	25,886
2.95%, 01/15/25 (Call 12/15/24)	15	15,979
3.00%, 06/15/23	110	115,507
3.10%, 06/15/50 (Call 12/15/49)	84	78,417
3.13%, 01/15/27 (Call 10/15/26)	65	69,720
3.38%, 05/15/24 (Call 04/15/24)	20	21,498
3.38%, 10/15/26 (Call 07/15/26)	195	212,792
3.50%, 01/31/23	150	157,566
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
3.55%, 07/15/27 (Call 04/15/27)	$50	$54,764
3.60%, 01/15/28 (Call 10/15/27)	215	235,064
3.70%, 10/15/49 (Call 04/15/49)	12	12,427
3.80%, 08/15/29 (Call 05/15/29)	170	187,342
3.95%, 03/15/29 (Call 12/15/28)	41	45,547
4.00%, 06/01/25 (Call 03/01/25)	327	361,593
4.40%, 02/15/26 (Call 11/15/25)	115	130,117
5.00%, 02/15/24	20	22,306
AvalonBay Communities Inc.
3.30%, 06/01/29 (Call 03/01/29)	32	34,462
3.90%, 10/15/46 (Call 04/15/46)	14	15,735
4.35%, 04/15/48 (Call 10/15/47)	155	186,549
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	130	139,246
2.90%, 03/15/30 (Call 12/15/29)	25	25,537
3.20%, 01/15/25 (Call 10/15/24)	30	32,210
3.25%, 01/30/31 (Call 10/30/30)	60	63,199
3.40%, 06/21/29 (Call 03/21/29)	116	124,128
3.65%, 02/01/26 (Call 11/03/25)	260	287,368
4.50%, 12/01/28 (Call 09/01/28)	35	40,347
Brandywine Operating Partnership LP, 3.95%, 11/15/27
(Call 08/15/27)	70	76,166
Brixmor Operating Partnership LP
4.05%, 07/01/30 (Call 04/01/30)	152	167,504
4.13%, 06/15/26 (Call 03/15/26)	15	16,776
Camden Property Trust
2.80%, 05/15/30 (Call 02/15/30)	20	20,767
3.15%, 07/01/29 (Call 04/01/29)	55	58,940
3.35%, 11/01/49 (Call 05/01/49)	5	5,214
Columbia Property Trust Operating Partnership LP, 4.15%,
04/01/25 (Call 01/01/25)	41	43,704
Corporate Office Properties LP, 5.00%, 07/01/25
(Call 04/01/25)	205	231,613
Crown Castle International Corp.
3.10%, 11/15/29 (Call 08/15/29)	75	78,628
3.25%, 01/15/51 (Call 07/15/50)	8	7,577
3.30%, 07/01/30 (Call 04/01/30)	95	100,626
3.65%, 09/01/27 (Call 06/01/27)	115	126,536
3.80%, 02/15/28 (Call 11/15/27)	92	101,574
4.00%, 03/01/27 (Call 12/01/26)	10	11,198
4.00%, 11/15/49 (Call 05/15/49)	30	31,967
4.30%, 02/15/29 (Call 11/15/28)	90	101,989
4.45%, 02/15/26 (Call 11/15/25)	134	151,787
4.75%, 05/15/47 (Call 11/15/46)	104	122,379
5.20%, 02/15/49 (Call 08/15/48)	141	175,971
CubeSmart LP, 3.00%, 02/15/30 (Call 11/15/29)	20	20,699
CyrusOne LP/CyrusOne Finance Corp., 3.45%, 11/15/29
(Call 08/15/29)	104	109,449
Digital Realty Trust LP
3.60%, 07/01/29 (Call 04/01/29)	57	62,847
3.70%, 08/15/27 (Call 05/15/27)	19	21,302
4.45%, 07/15/28 (Call 04/15/28)	25	28,757
Duke Realty LP
2.88%, 11/15/29 (Call 08/15/29)	15	15,605
3.05%, 03/01/50 (Call 09/01/49)	27	25,457
3.25%, 06/30/26 (Call 03/30/26)	17	18,509
3.38%, 12/15/27 (Call 09/15/27)	10	10,973
4.00%, 09/15/28 (Call 06/15/28)	20	22,468
Equinix Inc.
2.15%, 07/15/30 (Call 04/15/30)	100	97,005

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
2.63%, 11/18/24 (Call 10/18/24)	$285	$301,516
2.90%, 11/18/26 (Call 09/18/26)	80	85,401
3.00%, 07/15/50 (Call 01/15/50)	122	112,249
3.20%, 11/18/29 (Call 08/18/29)	276	292,196
5.38%, 05/15/27 (Call 05/15/22)	155	166,237
ERP Operating LP
2.50%, 02/15/30 (Call 11/15/29)	64	65,378
2.85%, 11/01/26 (Call 08/01/26)	10	10,723
3.00%, 07/01/29 (Call 04/01/29)	55	58,358
3.38%, 06/01/25 (Call 03/01/25)	43	46,738
4.00%, 08/01/47 (Call 02/01/47)	5	5,711
4.15%, 12/01/28 (Call 09/01/28)	5	5,685
4.50%, 07/01/44 (Call 01/01/44)	30	36,418
4.50%, 06/01/45 (Call 12/01/44)	11	13,180
Essex Portfolio LP, 4.50%, 03/15/48 (Call 09/15/47)	10	11,726
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30 (Call 10/17/29)	54	57,394
5.30%, 01/15/29 (Call 10/15/28)	77	88,805
5.75%, 06/01/28 (Call 03/03/28)	32	37,530
Healthpeak Properties Inc.
3.00%, 01/15/30 (Call 10/15/29)	159	166,476
3.25%, 07/15/26 (Call 05/15/26)	80	87,185
3.50%, 07/15/29 (Call 04/15/29)	104	113,876
4.00%, 06/01/25 (Call 03/01/25)	10	11,081
6.75%, 02/01/41 (Call 08/01/40)	65	93,519
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25 (Call 03/15/25)	135	146,277
Series F, 4.50%, 02/01/26 (Call 11/01/25)	25	27,580
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)	10	10,396
3.95%, 11/01/27 (Call 08/01/27)	25	27,238
4.65%, 04/01/29 (Call 01/01/29)	25	28,530
Kilroy Realty LP
3.05%, 02/15/30 (Call 11/15/29)	59	60,823
3.45%, 12/15/24 (Call 09/15/24)	20	21,463
4.25%, 08/15/29 (Call 05/15/29)	90	100,417
4.38%, 10/01/25 (Call 07/01/25)	25	27,824
Kimco Realty Corp.
3.70%, 10/01/49 (Call 04/01/49)	45	46,712
3.80%, 04/01/27 (Call 01/01/27)	25	27,767
4.13%, 12/01/46 (Call 06/01/46)	50	54,729
4.25%, 04/01/45 (Call 10/01/44)	10	11,188
4.45%, 09/01/47 (Call 03/01/47)	25	28,718
Life Storage LP, 3.88%, 12/15/27 (Call 09/15/27)	10	11,224
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)	55	60,247
Mid-America Apartments LP
2.75%, 03/15/30 (Call 12/15/29)	12	12,338
3.95%, 03/15/29 (Call 12/15/28)	2	2,240
4.20%, 06/15/28 (Call 03/15/28)	2	2,269
Omega Healthcare Investors Inc.
3.63%, 10/01/29 (Call 07/01/29)	10	10,550
4.50%, 04/01/27 (Call 01/01/27)	15	16,712
4.75%, 01/15/28 (Call 10/15/27)	15	16,791
Physicians Realty LP, 4.30%, 03/15/27 (Call 12/15/26)	35	39,544
Piedmont Operating Partnership LP, 4.45%, 03/15/24
(Call 12/15/23)	10	10,817
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)	155	160,878
2.25%, 04/15/30 (Call 01/15/30)	157	157,809
3.00%, 04/15/50 (Call 10/15/49)	46	44,900
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
3.25%, 10/01/26 (Call 07/01/26)	$10	$11,021
3.88%, 09/15/28 (Call 06/15/28)	53	59,922
4.38%, 02/01/29 (Call 11/01/28)	35	40,851
4.38%, 09/15/48 (Call 03/15/48)	100	121,637
Realty Income Corp.
3.25%, 06/15/29 (Call 03/15/29)	10	10,745
3.65%, 01/15/28 (Call 10/15/27)	10	11,037
4.65%, 03/15/47 (Call 09/15/46)	8	9,956
Regency Centers LP
2.95%, 09/15/29 (Call 06/15/29)	55	57,020
3.60%, 02/01/27 (Call 11/01/26)	15	16,611
4.40%, 02/01/47 (Call 08/01/46)	5	5,572
4.65%, 03/15/49 (Call 09/15/48)	40	46,435
Sabra Health Care LP
3.90%, 10/15/29 (Call 07/15/29)	60	62,573
5.13%, 08/15/26 (Call 05/15/26)	116	130,249
Simon Property Group LP
2.45%, 09/13/29 (Call 06/13/29)	40	40,696
3.25%, 11/30/26 (Call 08/30/26)	15	16,374
3.25%, 09/13/49 (Call 03/13/49)	205	196,413
3.30%, 01/15/26 (Call 10/15/25)	32	34,744
3.38%, 12/01/27 (Call 09/01/27)	25	27,331
3.80%, 07/15/50 (Call 01/15/50)	85	89,774
4.25%, 10/01/44 (Call 04/01/44)	20	22,257
4.25%, 11/30/46 (Call 05/30/46)	12	13,451
4.75%, 03/15/42 (Call 09/15/41)	5	5,985
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	2	2,106
4.25%, 02/01/26 (Call 11/01/25)	15	16,253
4.70%, 06/01/27 (Call 03/01/27)	125	139,224
Spirit Realty LP, 4.00%, 07/15/29 (Call 04/15/29)	5	5,497
STORE Capital Corp., 4.63%, 03/15/29 (Call 12/15/28)	55	62,182
Tanger Properties LP, 3.13%, 09/01/26 (Call 06/01/26)	120	125,944
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)	27	28,988
3.00%, 08/15/31 (Call 05/15/31)	70	72,360
3.20%, 01/15/30 (Call 10/15/29)	10	10,639
3.50%, 07/01/27 (Call 04/01/27)	10	10,982
3.50%, 01/15/28 (Call 10/15/27)	15	16,280
Ventas Realty LP
3.00%, 01/15/30 (Call 10/15/29)	15	15,576
3.25%, 10/15/26 (Call 07/15/26)	5	5,447
3.50%, 02/01/25 (Call 11/01/24)	25	27,105
3.85%, 04/01/27 (Call 01/01/27)	65	72,643
4.13%, 01/15/26 (Call 10/15/25)	40	44,944
4.38%, 02/01/45 (Call 08/01/44)	16	17,526
4.75%, 11/15/30 (Call 08/15/30)	35	41,281
4.88%, 04/15/49 (Call 10/15/48)	79	94,501
5.70%, 09/30/43 (Call 03/30/43)	38	48,436
Welltower Inc.
2.70%, 02/15/27 (Call 12/15/26)	20	21,242
3.63%, 03/15/24 (Call 02/15/24)	80	86,279
4.00%, 06/01/25 (Call 03/01/25)	35	38,795
4.25%, 04/01/26 (Call 01/01/26)	96	108,640
4.25%, 04/15/28 (Call 01/15/28)	14	15,860
4.95%, 09/01/48 (Call 03/01/48)	13	15,836
6.50%, 03/15/41 (Call 09/15/40)	60	82,547
Weyerhaeuser Co.
4.00%, 11/15/29 (Call 08/15/29)	114	129,257
4.00%, 04/15/30 (Call 01/15/30)	132	148,895

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
6.95%, 10/01/27	$90	$117,057
7.38%, 03/15/32	227	325,931
WP Carey Inc., 3.85%, 07/15/29 (Call 04/15/29)	15	16,458
		11,970,330
Retail — 0.8%
AutoNation Inc.
3.80%, 11/15/27 (Call 08/15/27)	130	142,983
4.50%, 10/01/25 (Call 07/01/25)	15	16,798
4.75%, 06/01/30 (Call 03/01/30)	101	118,842
Best Buy Co. Inc.
1.95%, 10/01/30 (Call 07/01/30)	655	627,975
4.45%, 10/01/28 (Call 07/01/28)	506	583,089
Darden Restaurants Inc.
3.85%, 05/01/27 (Call 02/01/27)	83	92,040
4.55%, 02/15/48 (Call 08/15/47)	113	125,024
Dollar General Corp., 4.13%, 04/03/50 (Call 10/03/49)	4	4,502
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)	75	78,970
2.50%, 04/15/27 (Call 02/15/27)	72	76,861
2.63%, 06/01/22 (Call 05/01/22)	32	32,726
2.70%, 04/01/23 (Call 01/01/23)	1,002	1,041,950
2.70%, 04/15/30 (Call 01/15/30)	176	185,849
2.80%, 09/14/27 (Call 06/14/27)	15	16,281
2.95%, 06/15/29 (Call 03/15/29)	755	814,207
3.13%, 12/15/49 (Call 06/15/49)	117	118,813
3.30%, 04/15/40 (Call 10/15/39)	16	16,950
3.35%, 09/15/25 (Call 06/15/25)	225	247,687
3.35%, 04/15/50 (Call 10/15/49)	77	81,251
3.50%, 09/15/56 (Call 03/15/56)	90	97,120
3.75%, 02/15/24 (Call 11/15/23)	32	34,626
3.90%, 12/06/28 (Call 09/06/28)	145	166,840
3.90%, 06/15/47 (Call 12/15/46)	35	39,969
4.20%, 04/01/43 (Call 10/01/42)	30	35,602
4.25%, 04/01/46 (Call 10/01/45)	74	88,588
4.40%, 03/15/45 (Call 09/15/44)	145	177,615
4.50%, 12/06/48 (Call 06/06/48)	45	56,412
4.88%, 02/15/44 (Call 08/15/43)	40	51,664
5.40%, 09/15/40 (Call 03/15/40)	5	6,731
5.88%, 12/16/36	185	258,280
5.95%, 04/01/41 (Call 10/01/40)	176	250,578
Kohl’s Corp., 5.55%, 07/17/45 (Call 01/17/45)	17	20,011
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	59	62,726
3.00%, 10/15/50 (Call 04/15/50)	43	40,564
3.10%, 05/03/27 (Call 02/03/27)	50	54,487
3.12%, 04/15/22 (Call 01/15/22)	2	2,036
3.13%, 09/15/24 (Call 06/15/24)	2	2,151
3.38%, 09/15/25 (Call 06/15/25)	75	82,309
3.65%, 04/05/29 (Call 01/05/29)	185	204,571
3.70%, 04/15/46 (Call 10/15/45)	100	106,496
4.00%, 04/15/25 (Call 03/15/25)	145	161,378
4.05%, 05/03/47 (Call 11/03/46)	190	211,578
4.38%, 09/15/45 (Call 03/15/45)	44	51,076
4.50%, 04/15/30 (Call 01/15/30)	315	368,481
4.55%, 04/05/49 (Call 10/05/48)	125	150,731
4.65%, 04/15/42 (Call 10/15/41)	45	54,576
5.00%, 04/15/40 (Call 10/15/39)	79	98,978
5.13%, 04/15/50 (Call 10/15/49)	106	139,588
5.50%, 10/15/35	28	36,305
6.50%, 03/15/29	15	19,344
	Par
Security	(000)	Value

Retail (continued)
McDonald’s Corp.
3.63%, 05/01/43	$38	$40,772
3.63%, 09/01/49 (Call 03/01/49)	152	160,480
3.70%, 02/15/42	15	16,207
3.80%, 04/01/28 (Call 01/01/28)	41	46,110
4.20%, 04/01/50 (Call 10/01/49)	65	75,324
4.45%, 03/01/47 (Call 09/01/46)	125	147,305
4.45%, 09/01/48 (Call 03/01/48)	36	42,782
4.60%, 05/26/45 (Call 11/26/44)	100	119,749
4.70%, 12/09/35 (Call 06/09/35)	105	127,923
4.88%, 07/15/40	50	62,055
4.88%, 12/09/45 (Call 06/09/45)	120	149,570
5.70%, 02/01/39	30	40,278
6.30%, 10/15/37	27	37,826
6.30%, 03/01/38	65	91,339
Nordstrom Inc.
4.25%, 08/01/31 (Call 05/01/31)(e)	25	25,420
4.38%, 04/01/30 (Call 01/01/30)(b)	25	25,685
5.00%, 01/15/44 (Call 07/15/43)	10	9,794
6.95%, 03/15/28	40	46,588
O’Reilly Automotive Inc., 4.20%, 04/01/30 (Call 01/01/30)	42	47,883
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	35	35,995
2.25%, 03/12/30 (Call 12/12/29)	80	79,858
3.35%, 03/12/50 (Call 09/12/49)	35	34,888
3.50%, 03/01/28 (Call 12/01/27)	66	72,779
3.50%, 11/15/50 (Call 05/15/50)	61	62,224
3.55%, 08/15/29 (Call 05/15/29)	50	55,113
3.75%, 12/01/47 (Call 06/01/47)	73	77,522
4.00%, 11/15/28 (Call 08/15/28)	12	13,637
4.30%, 06/15/45 (Call 12/10/44)	27	30,698
4.45%, 08/15/49 (Call 02/15/49)	71	83,894
4.50%, 11/15/48 (Call 05/15/48)	45	53,461
Target Corp.
2.25%, 04/15/25 (Call 03/15/25)	12	12,690
2.35%, 02/15/30 (Call 11/15/29)	11	11,345
2.50%, 04/15/26	30	32,275
2.65%, 09/15/30 (Call 06/15/30)	100	105,687
3.38%, 04/15/29 (Call 01/15/29)	150	166,821
3.50%, 07/01/24	2	2,179
3.63%, 04/15/46	116	132,917
3.90%, 11/15/47 (Call 05/15/47)	15	17,985
4.00%, 07/01/42	115	139,259
6.50%, 10/15/37	100	150,448
TJX Companies Inc. (The)
2.25%, 09/15/26 (Call 06/15/26)	35	37,008
3.75%, 04/15/27 (Call 02/15/27)	25	28,096
3.88%, 04/15/30 (Call 01/15/30)	97	109,420
4.50%, 04/15/50 (Call 10/15/49)	29	37,262
Walgreens Boots Alliance Inc., 4.10%, 04/15/50
(Call 10/15/49)	23	24,205
		10,474,965
Semiconductors — 0.6%
Analog Devices Inc.
2.95%, 04/01/25 (Call 03/01/25)	200	215,046
3.90%, 12/15/25 (Call 09/15/25)	102	113,962
5.30%, 12/15/45 (Call 06/15/45)	88	114,874
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)	356	394,149
3.90%, 10/01/25 (Call 07/01/25)	60	67,291

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Semiconductors (continued)
4.35%, 04/01/47 (Call 10/01/46)	$221	$270,661
5.10%, 10/01/35 (Call 04/01/35)	10	12,927
5.85%, 06/15/41	240	342,622
Broadcom Inc., 4.30%, 11/15/32 (Call 08/15/32)	35	38,754
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	225	241,227
2.88%, 05/11/24 (Call 03/11/24)	95	101,683
3.10%, 02/15/60 (Call 08/15/59)	17	16,412
3.15%, 05/11/27 (Call 02/11/27)	15	16,503
3.25%, 11/15/49 (Call 05/15/49)	100	101,842
3.40%, 03/25/25 (Call 02/25/25)	43	47,191
3.70%, 07/29/25 (Call 04/29/25)	64	71,058
3.73%, 12/08/47 (Call 06/08/47)	172	188,471
3.75%, 03/25/27 (Call 01/25/27)	25	28,236
3.90%, 03/25/30 (Call 12/25/29)	25	28,672
4.00%, 12/15/32	131	153,911
4.10%, 05/19/46 (Call 11/19/45)	17	19,705
4.10%, 05/11/47 (Call 11/11/46)	55	63,458
4.25%, 12/15/42	35	41,174
4.60%, 03/25/40 (Call 09/25/39)	85	103,776
4.75%, 03/25/50 (Call 09/25/49)	89	113,565
4.80%, 10/01/41	15	18,911
4.90%, 07/29/45 (Call 01/29/45)	17	21,909
KLA Corp.
3.30%, 03/01/50 (Call 08/28/49)	60	59,790
5.00%, 03/15/49 (Call 09/15/48)	25	32,066
Lam Research Corp.
2.88%, 06/15/50 (Call 12/15/49)	66	63,434
3.13%, 06/15/60 (Call 12/15/59)	30	29,672
3.75%, 03/15/26 (Call 01/15/26)	197	220,800
3.80%, 03/15/25 (Call 12/15/24)	29	32,036
4.00%, 03/15/29 (Call 12/15/28)	49	56,050
4.88%, 03/15/49 (Call 09/15/48)	50	65,212
Marvell Technology Inc., 4.88%, 06/22/28
(Call 03/22/28)(e)	45	51,595
Maxim Integrated Products Inc., 3.38%, 03/15/23
(Call 12/15/22)	195	204,153
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)	64	72,221
4.66%, 02/15/30 (Call 11/15/29)	30	34,594
4.98%, 02/06/26 (Call 12/06/25)	145	167,365
5.33%, 02/06/29 (Call 11/06/28)	85	101,710
NVIDIA Corp.
2.85%, 04/01/30 (Call 01/01/30)	310	330,730
3.20%, 09/16/26 (Call 06/16/26)	510	563,688
3.50%, 04/01/40 (Call 10/01/39)	175	191,397
3.50%, 04/01/50 (Call 10/01/49)	150	161,295
QUALCOMM Inc.
4.30%, 05/20/47 (Call 11/20/46)	71	84,970
4.80%, 05/20/45 (Call 11/20/44)	187	238,260
Texas Instruments Inc.
1.38%, 03/12/25 (Call 02/12/25)	425	436,717
1.75%, 05/04/30 (Call 02/04/30)	60	58,702
1.85%, 05/15/22 (Call 04/15/22)	50	50,744
2.25%, 09/04/29 (Call 06/04/29)	94	96,421
2.63%, 05/15/24 (Call 03/15/24)	515	546,322
2.90%, 11/03/27 (Call 08/03/27)	340	370,869
3.88%, 03/15/39 (Call 09/15/38)	143	166,010
4.15%, 05/15/48 (Call 11/15/47)	185	225,487
		7,660,300
	Par
Security	(000)	Value

Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
3.48%, 12/01/27 (Call 09/01/27)	$10	$10,976
3.84%, 05/01/25 (Call 04/01/25)	10	10,982
4.20%, 05/01/30 (Call 02/01/30)	34	38,539
		60,497
Software — 1.7%
Activision Blizzard Inc.
2.50%, 09/15/50 (Call 03/15/50)	74	63,548
3.40%, 06/15/27 (Call 03/15/27)	25	27,624
4.50%, 06/15/47 (Call 12/15/46)	39	46,695
Adobe Inc.
1.70%, 02/01/23	277	283,856
1.90%, 02/01/25 (Call 01/01/25)	663	692,404
2.15%, 02/01/27 (Call 12/01/26)	145	152,552
2.30%, 02/01/30 (Call 11/01/29)	210	215,229
3.25%, 02/01/25 (Call 11/01/24)	180	195,586
Autodesk Inc.
2.85%, 01/15/30 (Call 10/15/29)	255	266,727
3.50%, 06/15/27 (Call 03/15/27)	266	293,840
3.60%, 12/15/22 (Call 09/15/22)	100	103,889
4.38%, 06/15/25 (Call 03/15/25)	95	106,675
Cadence Design Systems Inc., 4.38%, 10/15/24
(Call 07/15/24)	182	200,879
Citrix Systems Inc.
3.30%, 03/01/30 (Call 12/01/29)	55	57,276
4.50%, 12/01/27 (Call 09/01/27)	135	153,855
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)	299	346,484
Fiserv Inc.
3.50%, 07/01/29 (Call 04/01/29)	10	10,882
3.85%, 06/01/25 (Call 03/01/25)	10	11,037
4.20%, 10/01/28 (Call 07/01/28)	36	41,138
4.40%, 07/01/49 (Call 01/01/49)	141	163,577
Microsoft Corp.
2.00%, 08/08/23 (Call 06/08/23)	1,155	1,197,042
2.13%, 11/15/22	512	526,428
2.38%, 05/01/23 (Call 02/01/23)	360	373,316
2.40%, 08/08/26 (Call 05/08/26)	1,707	1,823,059
2.53%, 06/01/50 (Call 12/01/49)	283	264,755
2.65%, 11/03/22 (Call 09/03/22)	1,130	1,165,233
2.68%, 06/01/60 (Call 12/01/59)	272	254,149
2.70%, 02/12/25 (Call 11/12/24)	974	1,047,381
2.88%, 02/06/24 (Call 12/06/23)	340	361,621
2.92%, 03/17/52 (Call 09/17/51)	1,135	1,141,912
3.04%, 03/17/62 (Call 09/17/61)	266	268,535
3.13%, 11/03/25 (Call 08/03/25)	1,259	1,381,337
3.30%, 02/06/27 (Call 11/06/26)	547	609,500
3.45%, 08/08/36 (Call 02/08/36)	360	404,111
3.50%, 02/12/35 (Call 08/12/34)	290	327,970
3.63%, 12/15/23 (Call 09/15/23)	535	576,703
3.75%, 02/12/45 (Call 08/12/44)	5	5,771
Oracle Corp.
3.60%, 04/01/40 (Call 10/01/39)	21	21,473
3.60%, 04/01/50 (Call 10/01/49)	303	299,573
3.80%, 11/15/37 (Call 05/15/37)	220	234,777
3.85%, 07/15/36 (Call 01/15/36)	17	18,374
3.85%, 04/01/60 (Call 10/01/59)	324	326,346
3.90%, 05/15/35 (Call 11/15/34)	57	62,461
3.95%, 03/25/51 (Call 09/25/50)	20	20,858
4.00%, 07/15/46 (Call 01/15/46)	108	113,147
4.00%, 11/15/47 (Call 05/15/47)	128	134,313

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Software (continued)
4.13%, 05/15/45 (Call 11/15/44)	$39	$41,780
4.30%, 07/08/34 (Call 01/08/34)	66	75,342
4.38%, 05/15/55 (Call 11/15/54)	35	38,704
4.50%, 07/08/44 (Call 01/08/44)	35	39,540
5.38%, 07/15/40	72	90,294
6.13%, 07/08/39	40	53,951
6.50%, 04/15/38	41	56,867
Roper Technologies Inc.
2.35%, 09/15/24 (Call 08/15/24)	130	136,847
2.95%, 09/15/29 (Call 06/15/29)	78	82,134
3.65%, 09/15/23 (Call 08/15/23)	253	270,624
3.80%, 12/15/26 (Call 09/15/26)	119	133,307
3.85%, 12/15/25 (Call 09/15/25)	15	16,680
4.20%, 09/15/28 (Call 06/15/28)	195	222,563
salesforce.com Inc.
3.25%, 04/11/23 (Call 03/11/23)	1,303	1,373,792
3.70%, 04/11/28 (Call 01/11/28)	195	220,693
VMware Inc.
2.95%, 08/21/22 (Call 07/21/22)	1,145	1,177,758
3.90%, 08/21/27 (Call 05/21/27)	245	272,658
4.50%, 05/15/25 (Call 04/15/25)	60	67,272
4.65%, 05/15/27 (Call 03/15/27)	65	74,667
4.70%, 05/15/30 (Call 02/15/30)	133	155,091
		20,994,462
Telecommunications — 1.4%
America Movil SAB de CV
6.13%, 11/15/37	2	2,716
6.13%, 03/30/40	227	315,830
AT&T Inc.
3.10%, 02/01/43 (Call 08/01/42)	245	232,512
3.30%, 02/01/52 (Call 08/01/51)	10	9,349
3.50%, 06/01/41 (Call 12/01/40)	205	206,986
3.50%, 09/15/53 (Call 03/15/53)(e)	509	486,131
3.50%, 02/01/61 (Call 08/01/60)	286	270,533
3.55%, 09/15/55 (Call 03/15/55)(e)	251	238,864
3.65%, 06/01/51 (Call 12/01/50)	139	139,430
3.65%, 09/15/59 (Call 03/15/59)(e)	203	195,649
3.80%, 12/01/57 (Call 06/01/57)(e)	285	282,999
3.85%, 06/01/60 (Call 12/01/59)	100	100,540
4.30%, 02/15/30 (Call 11/15/29)	281	320,407
4.50%, 05/15/35 (Call 11/15/34)	249	286,499
4.50%, 03/09/48 (Call 09/09/47)	122	137,736
4.55%, 03/09/49 (Call 09/09/48)	76	86,269
4.65%, 06/01/44 (Call 12/01/43)	10	11,415
4.85%, 03/01/39 (Call 09/01/38)	25	29,526
4.85%, 07/15/45 (Call 01/15/45)	5	5,923
4.90%, 08/15/37 (Call 02/14/37)	38	45,693
4.90%, 06/15/42	50	59,108
5.15%, 03/15/42	5	6,097
5.15%, 02/15/50 (Call 08/14/49)	102	126,155
5.25%, 03/01/37 (Call 09/01/36)	50	61,800
5.35%, 09/01/40	28	35,051
5.55%, 08/15/41	5	6,405
5.70%, 03/01/57 (Call 09/01/56)	47	62,326
6.55%, 02/15/39	8	10,973
British Telecommunications PLC
4.50%, 12/04/23 (Call 11/04/23)	330	360,944
9.63%, 12/15/30	357	555,156
Cisco Systems Inc.
2.20%, 09/20/23 (Call 07/20/23)	206	214,524
	Par
Security	(000)	Value

Telecommunications (continued)
2.50%, 09/20/26 (Call 06/20/26)	$119	$128,308
2.60%, 02/28/23	210	218,887
2.95%, 02/28/26	163	177,908
3.00%, 06/15/22	62	63,797
3.63%, 03/04/24	200	217,946
5.50%, 01/15/40	290	397,964
5.90%, 02/15/39	149	212,771
Corning Inc.
3.90%, 11/15/49 (Call 05/15/49)	5	5,485
4.38%, 11/15/57 (Call 05/15/57)	81	91,398
4.75%, 03/15/42	56	67,099
5.35%, 11/15/48 (Call 05/15/48)	12	15,708
5.45%, 11/15/79 (Call 05/15/79)	93	120,364
5.75%, 08/15/40	51	67,032
5.85%, 11/15/68 (Call 05/15/68)	65	91,019
Deutsche Telekom International Finance BV, 8.75%,
06/15/30.	246	364,513
Juniper Networks Inc., 5.95%, 03/15/41.	39	50,457
Koninklijke KPN NV, 8.38%, 10/01/30.	605	845,342
Motorola Solutions Inc.
4.00%, 09/01/24	355	390,741
4.60%, 02/23/28 (Call 11/23/27)	468	537,816
4.60%, 05/23/29 (Call 02/23/29)	122	140,309
5.50%, 09/01/44	165	206,989
Orange SA
5.38%, 01/13/42	240	316,884
5.50%, 02/06/44 (Call 08/06/43)	90	121,909
9.00%, 03/01/31	423	659,829
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)	59	63,278
3.00%, 03/15/23 (Call 12/15/22)	106	110,136
3.63%, 12/15/25 (Call 09/15/25)	247	272,777
3.70%, 11/15/49 (Call 05/15/49)	55	56,000
4.10%, 10/01/23 (Call 07/01/23)	84	90,245
4.30%, 02/15/48 (Call 08/15/47)	110	122,400
4.35%, 05/01/49 (Call 11/01/48)	185	206,980
4.50%, 03/15/43 (Call 09/15/42)	37	41,694
5.00%, 03/15/44 (Call 09/15/43)	165	198,955
5.45%, 10/01/43 (Call 04/01/43)	50	63,775
7.50%, 08/15/38	17	25,305
Telefonica Emisiones SA
4.90%, 03/06/48	160	183,976
5.52%, 03/01/49 (Call 09/01/48)	150	187,015
7.05%, 06/20/36	256	359,980
Telefonica Europe BV, 8.25%, 09/15/30	60	86,195
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)	50	53,178
3.70%, 09/15/27 (Call 06/15/27)	105	117,777
4.30%, 06/15/49 (Call 12/15/48)	106	122,330
4.60%, 11/16/48 (Call 05/16/48)	21	25,329
T-Mobile USA Inc.
3.30%, 02/15/51 (Call 08/15/50)	5	4,708
3.60%, 11/15/60 (Call 05/15/60)	100	96,455
3.88%, 04/15/30 (Call 01/15/30)	280	307,014
4.38%, 04/15/40 (Call 10/15/39)	74	82,772
4.50%, 04/15/50 (Call 10/15/49)	279	316,277
Verizon Communications Inc.
2.88%, 11/20/50 (Call 05/20/50)	15	13,608
2.99%, 10/30/56 (Call 04/30/56)	276	247,757
3.70%, 03/22/61 (Call 09/22/60)	10	10,153

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Telecommunications (continued)
3.85%, 11/01/42 (Call 05/01/42)	$86	$93,912
4.13%, 08/15/46	109	123,145
4.27%, 01/15/36	280	324,755
4.40%, 11/01/34 (Call 05/01/34)	476	557,891
4.50%, 08/10/33	164	193,405
4.52%, 09/15/48	182	216,345
4.67%, 03/15/55	55	68,126
4.75%, 11/01/41	107	130,008
4.81%, 03/15/39	67	82,205
4.86%, 08/21/46	188	233,974
5.01%, 04/15/49	51	64,784
5.01%, 08/21/54	50	64,856
5.25%, 03/16/37	35	44,683
5.50%, 03/16/47	15	20,265
Vodafone Group PLC
4.13%, 05/30/25	481	538,869
4.25%, 09/17/50	175	194,805
4.38%, 05/30/28	140	161,367
4.38%, 02/19/43	22	24,850
4.88%, 06/19/49	220	265,912
5.00%, 05/30/38	53	64,491
5.13%, 06/19/59	40	49,578
5.25%, 05/30/48	104	132,013
6.15%, 02/27/37	275	370,557
6.25%, 11/30/32	30	39,917
7.88%, 02/15/30	30	42,432
		17,983,235
Textiles — 0.0%
Mohawk Industries Inc., 3.63%, 05/15/30 (Call 02/15/30)	50	54,502

Toys, Games & Hobbies — 0.1%
Hasbro Inc.
2.60%, 11/19/22	62	63,877
3.00%, 11/19/24 (Call 10/19/24)	185	197,404
3.50%, 09/15/27 (Call 06/15/27)	169	184,543
3.55%, 11/19/26 (Call 09/19/26)	54	59,230
3.90%, 11/19/29 (Call 08/19/29)	811	890,843
5.10%, 05/15/44 (Call 11/15/43)	160	189,168
6.35%, 03/15/40	5	6,761
		1,591,826
Transportation — 0.6%
BNSF Funding Trust I, 6.61%, 12/15/55 (Call 01/15/26)(a)	23	26,298
Burlington Northern Santa Fe LLC
3.05%, 02/15/51 (Call 08/15/50)	50	49,719
3.55%, 02/15/50 (Call 08/15/49)	28	30,312
3.90%, 08/01/46 (Call 02/01/46)	57	64,280
4.05%, 06/15/48 (Call 12/15/47)	48	55,522
4.13%, 06/15/47 (Call 12/15/46)	37	43,244
4.15%, 04/01/45 (Call 10/01/44)	47	54,789
4.15%, 12/15/48 (Call 06/15/48)	13	15,268
4.38%, 09/01/42 (Call 03/01/42)	10	11,941
4.45%, 03/15/43 (Call 09/15/42)	105	127,335
4.55%, 09/01/44 (Call 03/01/44)	10	12,303
4.70%, 09/01/45 (Call 03/01/45)	10	12,543
4.90%, 04/01/44 (Call 10/01/43)	40	51,376
5.05%, 03/01/41 (Call 09/01/40)	19	24,445
5.15%, 09/01/43 (Call 03/01/43)	67	88,815
5.75%, 05/01/40 (Call 11/01/39)	140	192,952
Canadian National Railway Co.
3.20%, 08/02/46 (Call 02/02/46)	115	115,557
	Par
Security	(000)	Value

Transportation (continued)
3.65%, 02/03/48 (Call 08/03/47)	$42	$44,810
4.45%, 01/20/49 (Call 07/20/48)	40	47,908
6.20%, 06/01/36	20	27,960
6.38%, 11/15/37	21	29,593
Canadian Pacific Railway Co.
4.80%, 08/01/45 (Call 02/01/45)	25	31,295
5.95%, 05/15/37	10	13,580
6.13%, 09/15/15 (Call 03/15/15)	25	37,130
7.13%, 10/15/31	10	14,109
CH Robinson Worldwide Inc., 4.20%, 04/15/28
(Call 01/15/28)	75	85,174
CSX Corp.
2.40%, 02/15/30 (Call 11/15/29)	5	5,093
3.35%, 09/15/49 (Call 03/15/49)	15	15,245
3.80%, 11/01/46 (Call 05/01/46)	55	59,888
3.80%, 04/15/50 (Call 10/15/49)	100	110,030
3.95%, 05/01/50 (Call 11/01/49)	43	48,626
4.10%, 03/15/44 (Call 09/15/43)	45	50,739
4.25%, 11/01/66 (Call 05/01/66)	25	29,510
4.30%, 03/01/48 (Call 09/01/47)	45	52,465
4.40%, 03/01/43 (Call 09/01/42)	28	32,794
4.50%, 03/15/49 (Call 09/15/48)	39	46,687
4.50%, 08/01/54 (Call 02/01/54)	35	42,625
4.65%, 03/01/68 (Call 09/01/67)	93	116,189
4.75%, 05/30/42 (Call 11/30/41)	105	129,088
4.75%, 11/15/48 (Call 05/15/48)	28	34,748
5.50%, 04/15/41 (Call 10/15/40)	110	145,610
6.00%, 10/01/36	87	118,684
6.15%, 05/01/37	19	26,159
6.22%, 04/30/40	25	35,597
FedEx Corp.
3.90%, 02/01/35	47	53,063
4.05%, 02/15/48 (Call 08/15/47)	60	66,420
4.10%, 04/15/43	18	19,881
4.10%, 02/01/45	15	16,579
4.40%, 01/15/47 (Call 07/15/46)	20	23,202
4.55%, 04/01/46 (Call 10/01/45)	163	191,173
4.75%, 11/15/45 (Call 05/15/45)	88	106,414
4.90%, 01/15/34	10	12,283
4.95%, 10/17/48 (Call 04/17/48)	31	38,899
5.10%, 01/15/44	50	62,441
5.25%, 05/15/50 (Call 11/15/49)	190	251,360
Kansas City Southern
2.88%, 11/15/29 (Call 08/15/29)	260	270,959
3.50%, 05/01/50 (Call 11/01/49)	50	50,851
4.20%, 11/15/69 (Call 05/15/69)	155	171,531
4.30%, 05/15/43 (Call 11/15/42)	52	58,367
4.70%, 05/01/48 (Call 11/01/47)	126	152,469
4.95%, 08/15/45 (Call 02/15/45)	285	352,274
Norfolk Southern Corp.
2.55%, 11/01/29 (Call 08/01/29)	95	98,248
3.40%, 11/01/49 (Call 05/01/49)	56	57,543
3.94%, 11/01/47 (Call 05/01/47)	35	38,838
3.95%, 10/01/42 (Call 04/01/42)	32	35,701
4.05%, 08/15/52 (Call 02/15/52)	79	89,618
4.15%, 02/28/48 (Call 08/28/47)	114	130,113
4.45%, 06/15/45 (Call 12/15/44)	36	42,585
4.65%, 01/15/46 (Call 07/15/45)	45	54,487
4.84%, 10/01/41	15	18,786

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Transportation (continued)
Ryder System Inc.
2.50%, 09/01/22 (Call 08/01/22)	$53	$54,307
2.50%, 09/01/24 (Call 08/01/24)	190	200,117
2.88%, 06/01/22 (Call 05/01/22)	15	15,350
2.90%, 12/01/26 (Call 10/01/26)	295	316,777
3.40%, 03/01/23 (Call 02/01/23)	150	157,279
3.65%, 03/18/24 (Call 02/18/24)	10	10,801
3.75%, 06/09/23 (Call 05/09/23)	207	219,898
3.88%, 12/01/23 (Call 11/01/23)	15	16,185
4.63%, 06/01/25 (Call 05/01/25)	70	79,382
Union Pacific Corp.
3.25%, 02/05/50 (Call 08/05/49)	5	5,012
3.35%, 08/15/46 (Call 02/15/46)	39	39,723
3.75%, 02/05/70 (Call 08/05/69)	52	54,163
3.80%, 10/01/51 (Call 04/01/51)	59	64,472
3.84%, 03/20/60 (Call 09/20/59)	32	34,506
3.88%, 02/01/55 (Call 08/01/54)	40	43,268
3.95%, 08/15/59 (Call 02/15/59)	15	16,443
4.00%, 04/15/47 (Call 10/15/46)	10	11,172
4.05%, 11/15/45 (Call 05/15/45)	9	9,997
4.05%, 03/01/46 (Call 09/01/45)	30	33,505
4.10%, 09/15/67 (Call 03/15/67)	40	44,500
4.15%, 01/15/45 (Call 07/15/44)	20	22,452
4.38%, 11/15/65 (Call 05/15/65)	58	65,418
4.50%, 09/10/48 (Call 03/10/48)	250	298,557
United Parcel Service Inc.
3.40%, 11/15/46 (Call 05/15/46)	76	81,156
3.40%, 09/01/49 (Call 03/01/49)	110	118,590
3.63%, 10/01/42	20	22,233
3.75%, 11/15/47 (Call 05/15/47)	140	158,497
4.25%, 03/15/49 (Call 09/15/48)	45	54,685
4.88%, 11/15/40 (Call 05/15/40)	25	32,128
5.20%, 04/01/40 (Call 10/01/39)	40	52,952
5.30%, 04/01/50 (Call 10/01/49)	98	137,286
6.20%, 01/15/38	56	81,145
		7,424,076
Trucking & Leasing — 0.0%
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)	80	85,817
3.25%, 09/15/26 (Call 06/15/26)	30	32,516
3.50%, 03/15/28 (Call 12/15/27)	45	48,954
3.85%, 03/30/27 (Call 12/30/26)	5	5,556
4.35%, 02/15/24 (Call 01/15/24)	45	49,252
4.55%, 11/07/28 (Call 08/07/28)	134	155,327
5.20%, 03/15/44 (Call 09/15/43)	45	56,421
		433,843
Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/30 (Call 02/01/30)	35	36,671
3.45%, 06/01/29 (Call 03/01/29)	20	22,020
3.45%, 05/01/50 (Call 11/01/49)	85	88,183
3.75%, 09/01/47 (Call 03/01/47)	187	203,800
4.00%, 12/01/46 (Call 06/01/46)	26	29,269
4.15%, 06/01/49 (Call 12/01/48)	28	32,322
4.20%, 09/01/48 (Call 03/01/48)	84	97,800
4.30%, 12/01/42 (Call 06/01/42)	50	59,298
4.30%, 09/01/45 (Call 03/01/45)	15	17,620
6.59%, 10/15/37	10	14,534
	Par
Security	(000)	Value

Water (continued)
Essential Utilities Inc.
2.70%, 04/15/30 (Call 01/15/30)	$27	$27,733
3.35%, 04/15/50 (Call 10/15/49)	98	97,881
3.57%, 05/01/29 (Call 02/01/29)	60	65,745
4.28%, 05/01/49 (Call 11/01/48)	43	49,551
		842,427
Total Corporate Bonds & Notes — 28.5%
(Cost: $364,516,854)		363,408,939

Foreign Government Obligations(f)

Canada — 0.3%
Hydro-Quebec
Series HH, 8.50%, 12/01/29	180	267,862
Series HK, 9.38%, 04/15/30	60	93,952
Series HQ, 9.50%, 11/15/30	100	161,329
Series IO, 8.05%, 07/07/24	1,149	1,405,066
Province of Alberta Canada
1.30%, 07/22/30	331	313,646
1.88%, 11/13/24	20	20,876
2.20%, 07/26/22	107	109,430
3.30%, 03/15/28	464	517,128
Province of Manitoba Canada, 2.13%, 05/04/22	59	60,065
Province of Quebec Canada, Series PD, 7.50%, 09/15/29	384	549,769
		3,499,123
Chile — 0.0%
Chile Government International Bond, 3.50%, 01/25/50
(Call 07/25/49)	365	368,887

Colombia — 0.1%
Colombia Government International Bond
3.13%, 04/15/31 (Call 01/15/31)	220	211,816
3.88%, 04/25/27 (Call 01/25/27)	290	306,765
6.13%, 01/18/41	325	377,309
7.38%, 09/18/37	307	397,470
10.38%, 01/28/33	60	89,373
		1,382,733
Hungary — 0.0%
Hungary Government International Bond, 7.63%,
03/29/41.	188	305,686

Indonesia — 0.1%
Indonesia Government International Bond
4.10%, 04/24/28	230	258,980
4.45%, 04/15/70	350	396,512
		655,492
Israel — 0.0%
Israel Government International Bond
3.88%, 07/03/50	165	185,480
4.13%, 01/17/48	200	236,384
4.50%, 01/30/43	40	49,287
		471,151
Italy — 0.1%
Republic of Italy Government International Bond
4.00%, 10/17/49	232	243,602
5.38%, 06/15/33	556	688,606
6.88%, 09/27/23	100	113,978
		1,046,186

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mexico — 0.3%
Mexico Government International Bond
3.75%, 01/11/28	$470	$513,451
4.15%, 03/28/27	447	506,969
4.35%, 01/15/47	132	136,929
4.50%, 01/31/50 (Call 07/31/49)	255	268,079
4.60%, 01/23/46	250	265,270
4.60%, 02/10/48	247	262,240
4.75%, 03/08/44	290	316,590
5.55%, 01/21/45	190	227,010
5.75%, 10/12/10	269	315,642
6.05%, 01/11/40	251	312,046
6.75%, 09/27/34	291	384,359
7.50%, 04/08/33	10	13,997
8.30%, 08/15/31	255	378,583
		3,901,165
Panama — 0.1%
Panama Government International Bond
4.50%, 04/01/56 (Call 10/01/55)	210	232,502
6.70%, 01/26/36	307	412,841
9.38%, 04/01/29	160	236,475
		881,818
Peru — 0.1%
Peruvian Government International Bond
2.78%, 12/01/60 (Call 06/01/60)	40	33,320
5.63%, 11/18/50	167	219,116
6.55%, 03/14/37	199	268,682
8.75%, 11/21/33	225	348,835
		869,953
Philippines — 0.1%
Philippine Government International Bond
3.70%, 03/01/41	240	255,936
3.70%, 02/02/42	45	48,005
3.95%, 01/20/40	45	49,298
5.00%, 01/13/37	200	250,414
6.38%, 01/15/32	110	151,434
6.38%, 10/23/34	102	144,327
7.75%, 01/14/31	110	162,539
9.50%, 02/02/30	92	145,785
		1,207,738
South Korea — 0.0%
Korea International Bond, 4.13%, 06/10/44	435	536,807

Supranational — 2.1%
Asian Development Bank
6.22%, 08/15/27	85	108,362
6.38%, 10/01/28	36	48,233
European Investment Bank
2.25%, 08/15/22	122	125,099
2.38%, 05/24/27	325	349,911
2.50%, 03/15/23	345	359,259
2.63%, 05/20/22	493	504,990
2.88%, 08/15/23	454	480,559
3.13%, 12/14/23	310	332,339
3.25%, 01/29/24	189	203,787
4.88%, 02/15/36	560	757,456
Inter-American Development Bank
0.50%, 05/24/23	15	15,086
1.75%, 09/14/22	15	15,308
1.75%, 03/14/25	260	271,393
	Par
Security	(000)	Value

Supranational (continued)
2.25%, 06/18/29	$475	$503,486
2.38%, 07/07/27	372	398,386
2.50%, 01/18/23	108	112,069
2.63%, 01/16/24	70	74,249
3.00%, 09/26/22	5	5,188
3.00%, 10/04/23	130	138,333
3.00%, 02/21/24	635	681,012
3.13%, 09/18/28	445	499,535
3.20%, 08/07/42	335	376,058
3.88%, 10/28/41	350	433,787
4.38%, 01/24/44	340	452,146
International Bank for Reconstruction & Development
0.63%, 04/22/25	1,100	1,101,375
0.75%, 03/11/25	25	25,171
0.75%, 11/24/27	1,000	970,730
0.75%, 08/26/30	1,710	1,585,136
0.88%, 05/14/30	560	527,604
1.50%, 08/28/24	800	827,536
1.63%, 01/15/25	853	886,446
1.75%, 04/19/23	255	262,438
1.75%, 10/23/29	72	73,341
1.88%, 06/19/23	110	113,746
1.88%, 10/27/26	1,714	1,797,489
2.13%, 07/01/22	50	51,067
2.13%, 02/13/23(b)	55	56,825
2.13%, 03/03/25	655	692,885
2.50%, 03/19/24	1,235	1,309,619
2.50%, 11/25/24	588	628,701
2.50%, 07/29/25	1,381	1,485,307
2.50%, 11/22/27	1,025	1,106,836
3.00%, 09/27/23	2,043	2,173,589
3.13%, 11/20/25	575	635,346
4.75%, 02/15/35	200	263,568
7.63%, 01/19/23	645	723,180
International Finance Corp.
0.50%, 03/20/23	1,000	1,005,670
1.38%, 10/16/24	1,026	1,057,231
2.00%, 10/24/22	128	131,284
2.13%, 04/07/26	150	159,179
2.88%, 07/31/23	110	116,273
		27,013,603
Uruguay — 0.1%
Uruguay Government International Bond
4.13%, 11/20/45	65	74,668
4.98%, 04/20/55	364	455,295
5.10%, 06/18/50	332	420,053
7.63%, 03/21/36	83	126,008
		1,076,024
Total Foreign Government Obligations — 3.4%
(Cost: $43,713,022)		43,216,366

Municipal Debt Obligations

California — 0.0%
State of California GO BAB, 7.55%, 04/01/39	35	58,028

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Illinois — 0.0%
State of Illinois GO, 5.10%, 06/01/33	$95	$109,174

Total Municipal Debt Obligations — 0.0%
(Cost: $140,289)		167,202

U.S. Government & Agency Obligations

Mortgage-Backed Securities — 28.2%
Federal Home Loan Mortgage Corp.
1.50%, 06/17/36(g)	7,775	7,869,457
2.00%, 07/14/51(g)	4,850	4,887,607
2.50%, 01/01/32	158	166,038
2.50%, 11/01/50	1,927	1,999,457
3.00%, 03/01/46	594	625,167
3.00%, 09/01/46	513	545,396
3.00%, 12/01/46	703	739,492
3.00%, 03/01/48	2,038	2,134,249
3.50%, 05/01/33	35	37,478
3.50%, 06/01/34	31	33,388
3.50%, 03/01/38	51	54,253
3.50%, 10/01/42	16	17,116
3.50%, 10/01/44	20	21,023
3.50%, 07/01/47	26	28,008
3.50%, 09/01/47	25	26,525
3.50%, 02/01/48	12	12,599
3.50%, 03/01/48	10	10,348
4.00%, 09/01/45	10	11,391
4.00%, 01/01/48	736	790,085
4.00%, 02/01/48	9	9,590
4.00%, 01/01/49	20	21,969
4.50%, 10/01/48	26	28,693
4.50%, 01/01/49	7	7,838
5.00%, 12/01/49	694	778,578
Federal National Mortgage Association
2.00%, 06/01/36	1,952	2,019,663
2.00%, 12/01/50	295	299,294
2.00%, 06/01/51	1,710	1,729,058
2.50%, 05/01/36	2,931	3,079,497
2.50%, 06/01/36	675	707,854
2.50%, 11/01/50	3,827	3,971,895
2.50%, 01/01/51	244	253,892
3.00%, 06/17/36(g)	10,340	10,892,016
3.00%, 01/01/48	105	109,950
3.50%, 07/01/47	2,453	2,640,251
4.00%, 06/17/36(g)	800	850,993
4.00%, 03/01/49	3,462	3,692,931
4.50%, 06/17/36(g)	25	26,189
4.50%, 10/01/48	812	875,646
4.50%, 06/14/51(g)	2,325	2,508,592
5.50%, 06/14/51(g)	50	55,724
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	1,975	2,173,864
FHLMC Multifamily Structured Pass Through Certificates
Series K033, Class A2, 3.06%, 07/25/23
(Call 07/25/23)(a)	225	236,750
Series K047, Class A2, 3.33%, 05/25/25
(Call 05/25/25)(a)	200	219,331
Series K048, Class A2, 3.28%, 06/25/25
(Call 06/25/25)(a)	225	246,154
Series K062, Class A2, 3.41%, 12/25/26
(Call 12/25/26)	100	112,192
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
Series K100, Class A2, 2.67%, 09/25/29
(Call 09/25/29)	$1,000	$1,086,821
Series K101, Class A2, 2.52%, 10/25/29
(Call 10/25/29)	300	322,836
Series K115, Class A2, 1.38%, 06/25/30 (Call 06/25/30)	1,920	1,886,877
Series K739, Class A2, 1.34%, 09/25/27
(Call 09/25/27)	900	909,515
Government National Mortgage Association
1.50%, 06/21/51(g)	100	98,822
2.00%, 04/20/51	3,963	4,035,911
2.00%, 06/21/51(g)	4,600	4,677,177
2.50%, 12/20/46	190	197,826
2.50%, 08/20/50	534	554,432
2.50%, 09/20/50	746	772,230
2.50%, 12/20/50	2,020	2,092,303
2.50%, 01/20/51	1,943	2,012,728
2.50%, 02/20/51	2,342	2,428,300
2.50%, 06/21/51(g)	8,266	8,559,808
3.00%, 07/20/45	99	104,371
3.00%, 11/20/45	451	477,312
3.00%, 12/20/45	78	82,374
3.00%, 01/20/46	42	44,919
3.00%, 03/20/46	55	58,416
3.00%, 04/20/46	21	21,593
3.00%, 05/20/46	52	54,490
3.00%, 08/20/46	634	668,135
3.00%, 09/20/46	1,546	1,628,933
3.00%, 11/20/46	39	41,060
3.00%, 02/15/47	32	33,999
3.00%, 03/20/47	15	15,961
3.00%, 06/20/47	49	52,105
3.00%, 12/20/47	109	114,460
3.00%, 01/20/48	171	179,892
3.00%, 02/20/48	35	37,312
3.00%, 04/20/49	1,664	1,753,335
3.00%, 01/20/50	1,824	1,904,246
3.00%, 02/20/50	403	420,458
3.00%, 07/20/50	2,371	2,476,843
3.00%, 08/20/50	267	278,694
3.00%, 12/20/50	2,351	2,459,643
3.00%, 01/20/51	4,385	4,588,935
3.00%, 02/20/51	573	600,021
3.00%, 06/21/51(g)	2,602	2,714,361
3.50%, 09/20/42	55	59,460
3.50%, 12/20/42	49	53,089
3.50%, 09/20/45	4,883	5,218,444
3.50%, 11/20/46	16	16,856
3.50%, 01/20/47	15	15,883
3.50%, 06/20/47	14	14,818
3.50%, 08/20/47	184	199,175
3.50%, 09/20/47	4,996	5,300,747
3.50%, 11/20/47	62	66,118
3.50%, 02/20/48	34	35,580
3.50%, 08/20/48	63	66,542
3.50%, 01/20/49	27	28,484
3.50%, 01/20/50	1,495	1,575,157
3.50%, 03/20/50	1,023	1,078,021
3.50%, 08/20/50	421	445,540
3.50%, 06/21/51(g)	3,151	3,309,073
4.00%, 04/20/47	129	138,198

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
4.00%, 07/20/47	$150	$161,391
4.00%, 11/20/47	30	32,237
4.00%, 04/20/48	6	6,852
4.00%, 05/15/48	13	14,113
4.00%, 05/20/48	24	25,563
4.00%, 08/20/48	51	54,850
4.00%, 09/20/48	131	139,580
4.00%, 11/20/48	1,468	1,567,278
4.00%, 02/20/50	117	124,789
4.00%, 06/21/51(g)	9,213	9,772,566
4.50%, 06/20/48	51	55,405
4.50%, 08/20/48	8	8,846
4.50%, 09/20/48	610	657,983
4.50%, 10/20/48	312	336,562
4.50%, 12/20/48	124	133,245
4.50%, 03/20/49	6	6,750
4.50%, 06/20/49	87	92,735
4.50%, 07/20/49	38	40,355
4.50%, 08/20/49	9	10,137
4.50%, 06/21/51(g)	848	907,741
5.00%, 04/20/48	15	15,995
5.00%, 05/20/48	7	7,663
5.00%, 11/20/48	6	6,439
5.00%, 12/20/48	12	13,260
5.00%, 01/20/49	65	70,453
5.00%, 06/20/49	1,003	1,095,056
5.00%, 06/21/51(g)	1,663	1,805,342
Uniform Mortgage-Backed Securities
1.50%, 06/14/51(g)	9,700	9,515,664
2.00%, 12/01/35	2,396	2,478,270
2.00%, 02/01/36	6,839	7,079,278
2.00%, 03/01/36	709	733,554
2.00%, 05/01/36	696	720,684
2.00%, 06/17/36(g)	3,475	3,589,975
2.00%, 09/01/50	1,529	1,547,121
2.00%, 10/01/50	611	618,004
2.00%, 12/01/50	756	766,145
2.00%, 01/01/51	4,687	4,744,291
2.00%, 02/01/51	3,832	3,877,850
2.00%, 03/01/51	2,376	2,405,472
2.00%, 04/01/51	4,958	5,016,843
2.00%, 05/01/51	4,499	4,552,871
2.00%, 06/14/51(g)	22,741	22,967,082
2.50%, 01/01/32	126	132,203
2.50%, 04/01/32	583	612,625
2.50%, 06/01/32	233	243,995
2.50%, 01/01/33	130	136,389
2.50%, 11/01/34	787	821,257
2.50%, 07/01/35	855	902,658
2.50%, 10/01/35	3,478	3,651,603
2.50%, 03/01/36	1,256	1,328,075
2.50%, 06/17/36(g)	3,301	3,446,002
2.50%, 04/01/47	19	19,871
2.50%, 06/01/50	111	114,988
2.50%, 07/01/50	317	330,373
2.50%, 08/01/50	355	369,065
2.50%, 09/01/50	2,145	2,227,595
2.50%, 10/01/50	922	956,112
2.50%, 11/01/50	4,567	4,740,234
2.50%, 01/01/51	1,712	1,775,340
	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
2.50%, 02/01/51	$5,376	$5,571,145
2.50%, 03/01/51	927	964,123
2.50%, 05/01/51	3,768	3,909,442
2.50%, 06/01/51	1,075	1,114,992
2.50%, 06/14/51(g)	8,862	9,174,422
3.00%, 03/01/30	349	367,342
3.00%, 01/01/31	80	84,680
3.00%, 08/01/32	157	165,510
3.00%, 10/01/33	65	69,033
3.00%, 07/01/34	18	18,996
3.00%, 09/01/34	108	115,224
3.00%, 11/01/34	48	50,667
3.00%, 12/01/34	128	135,214
3.00%, 03/01/35	409	430,454
3.00%, 07/01/35	331	348,504
3.00%, 07/01/46	719	759,039
3.00%, 11/01/46	1,489	1,567,259
3.00%, 12/01/46	687	723,090
3.00%, 12/01/47	373	390,118
3.00%, 03/01/48	42	43,837
3.00%, 11/01/48	220	230,162
3.00%, 09/01/49	17	18,041
3.00%, 11/01/49	14	14,944
3.00%, 12/01/49	473	494,446
3.00%, 02/01/50	374	391,682
3.00%, 03/01/50	254	267,124
3.00%, 04/01/50	446	466,415
3.00%, 05/01/50	258	269,976
3.00%, 06/01/50	3,483	3,661,504
3.00%, 07/01/50	1,419	1,483,716
3.00%, 08/01/50	178	187,831
3.00%, 09/01/50	390	407,060
3.00%, 10/01/50	4,034	4,247,719
3.00%, 01/01/51	1,132	1,195,655
3.00%, 04/01/51	9,383	9,953,415
3.00%, 06/14/51(g)	8,101	8,460,601
3.50%, 06/01/33	42	44,705
3.50%, 11/01/33	37	39,868
3.50%, 02/01/34	737	796,910
3.50%, 07/01/34	66	70,977
3.50%, 08/01/34	26	28,167
3.50%, 01/01/35	28	30,497
3.50%, 06/17/36(g)	1,547	1,652,213
3.50%, 08/01/45	68	73,363
3.50%, 01/01/46	159	171,731
3.50%, 09/01/46	649	700,643
3.50%, 01/01/47	93	98,671
3.50%, 07/01/47	733	776,103
3.50%, 08/01/47	23	24,819
3.50%, 09/01/47	299	316,144
3.50%, 01/01/48	195	206,812
3.50%, 02/01/48	1,357	1,435,950
3.50%, 04/01/48	123	130,337
3.50%, 07/01/48	316	336,749
3.50%, 11/01/48	19	20,579
3.50%, 01/01/49	213	225,154
3.50%, 02/01/49	475	512,059
3.50%, 06/01/49	1,094	1,159,270
3.50%, 11/01/49	104	109,679
3.50%, 03/01/50	57	60,174

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
3.50%, 04/01/50	$292	$311,939
3.50%, 05/01/50	10,661	11,306,242
3.50%, 06/14/51(g)	12,730	13,435,864
4.00%, 07/01/33	26	27,683
4.00%, 01/01/46	438	479,623
4.00%, 10/01/46	14	15,157
4.00%, 07/01/47	3,492	3,747,504
4.00%, 08/01/47	585	637,662
4.00%, 09/01/47	793	851,495
4.00%, 09/01/48	4,874	5,198,831
4.00%, 10/01/48	12	12,717
4.00%, 12/01/48	6	6,384
4.00%, 03/01/49	43	46,199
4.00%, 05/01/49	27	29,868
4.00%, 06/01/49	28	30,007
4.00%, 07/01/49	31	34,510
4.00%, 11/01/49	33	35,197
4.00%, 12/01/49	23	24,761
4.00%, 04/01/50	1,116	1,202,854
4.00%, 05/01/50	536	573,436
4.00%, 06/14/51(g)	11,177	11,939,052
4.00%, 07/14/51(g)	1,475	1,576,718
4.50%, 10/01/47	15	16,815
4.50%, 08/01/48	43	47,064
4.50%, 10/01/48	271	296,821
4.50%, 11/01/48	42	45,564
4.50%, 12/01/48	65	70,385
4.50%, 01/01/49	145	156,178
4.50%, 02/01/49	235	252,834
4.50%, 04/01/49	327	359,277
4.50%, 05/01/49	27	29,288
4.50%, 07/01/49	29	31,484
4.50%, 08/01/49	12	12,687
4.50%, 03/01/50	245	263,762
4.50%, 06/01/50	919	999,964
5.00%, 06/01/48	247	277,530
5.00%, 08/01/48	14	15,272
5.00%, 04/01/49	27	29,100
5.00%, 06/14/51(g)	1,961	2,154,572
Series 2017-M11, Class A2, 2.98%, 08/25/29	150	165,703
		358,733,754
U.S. Government Agency Obligations — 0.3%
Federal National Mortgage Association
1.63%, 01/07/25	300	312,378
5.63%, 07/15/37	1,977	2,939,265
6.21%, 08/06/38	10	15,641
6.25%, 05/15/29	53	72,208
6.63%, 11/15/30	55	79,178
		3,418,670
U.S. Government Obligations — 37.2%
U.S. Treasury Note/Bond
0.13%, 04/30/22	3,500	3,501,914
0.13%, 05/31/22	800	800,406
0.13%, 10/31/22	1,500	1,500,527
0.13%, 11/30/22	2,850	2,850,891
0.13%, 12/31/22	12,100	12,102,363
0.13%, 05/15/23	1,300	1,299,695
0.13%, 08/15/23	1,500	1,498,594
0.13%, 09/15/23	4,550	4,544,312
	Par
Security	(000)	Value

U.S. Government Obligations (continued)
0.13%, 10/15/23	$2,600	$2,596,344
0.13%, 12/15/23	16,900	16,864,352
0.13%, 01/15/24	12,400	12,367,062
0.25%, 06/15/23	2,300	2,304,492
0.25%, 11/15/23	6,050	6,058,035
0.25%, 05/31/25	300	296,414
0.25%, 06/30/25	2,000	1,974,375
0.25%, 07/31/25	6,000	5,915,625
0.25%, 08/31/25	2,100	2,067,352
0.25%, 09/30/25	3,300	3,246,117
0.25%, 10/31/25	8,390	8,240,553
0.38%, 03/31/22	3,640	3,649,384
0.38%, 04/15/24	500	501,406
0.38%, 04/30/25	500	497,070
0.38%, 11/30/25	10,650	10,506,891
0.38%, 12/31/25	10,500	10,346,602
0.38%, 01/31/26	10,250	10,086,641
0.38%, 09/30/27	10,400	9,932,000
0.50%, 02/28/26	4,850	4,796,574
0.50%, 04/30/27	2,350	2,280,602
0.50%, 05/31/27	1,100	1,065,711
0.50%, 06/30/27	4,100	3,966,750
0.50%, 08/31/27	2,300	2,217,703
0.50%, 10/31/27	7,250	6,966,797
0.63%, 11/30/27	7,450	7,206,711
0.63%, 12/31/27	10,300	9,947,547
0.63%, 05/15/30	1,800	1,666,406
0.63%, 08/15/30	7,300	6,730,828
0.75%, 01/31/28	3,300	3,208,734
0.88%, 11/15/30(b)	6,290	5,918,497
1.13%, 06/30/21	105	105,082
1.13%, 02/28/22	1,100	1,108,766
1.13%, 02/28/27	250	252,188
1.13%, 02/29/28(b)	4,000	3,983,125
1.13%, 02/15/31(b)	11,700	11,228,344
1.13%, 05/15/40	3,000	2,509,219
1.13%, 08/15/40	8,500	7,082,891
1.25%, 07/31/23	4,100	4,196,414
1.25%, 08/31/24	1,500	1,543,125
1.25%, 03/31/28	4,100	4,110,250
1.25%, 04/30/28(b)	3,700	3,705,203
1.25%, 05/15/50	6,950	5,419,914
1.38%, 10/15/22	500	508,711
1.38%, 06/30/23	1,900	1,948,242
1.38%, 09/30/23	9,850	10,123,184
1.38%, 01/31/25	500	516,563
1.38%, 08/31/26	375	385,137
1.38%, 11/15/40	6,450	5,614,523
1.38%, 08/15/50	4,720	3,803,287
1.50%, 02/28/23	1,250	1,279,834
1.50%, 03/31/23	100	102,504
1.50%, 10/31/24	1,300	1,348,141
1.50%, 08/15/26	300	310,031
1.50%, 01/31/27	1,100	1,133,602
1.50%, 02/15/30	700	701,422
1.63%, 08/15/22	500	509,277
1.63%, 11/15/22	1,200	1,226,531
1.63%, 12/15/22	4,500	4,604,941
1.63%, 05/31/23	1,000	1,029,453
1.63%, 02/15/26	1,975	2,057,240

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

U.S. Government Obligations (continued)
1.63%, 05/15/26	$500	$520,508
1.63%, 11/30/26	600	623,203
1.63%, 08/15/29	665	676,118
1.63%, 11/15/50	5,100	4,384,406
1.75%, 05/15/22	3,400	3,454,187
1.75%, 05/31/22	2,800	2,846,813
1.75%, 06/30/22	400	407,188
1.75%, 07/15/22	800	814,969
1.75%, 09/30/22	5,900	6,029,523
1.75%, 05/15/23	2,000	2,062,500
1.75%, 06/30/24	600	626,344
1.75%, 12/31/24	350	366,270
1.75%, 12/31/26	750	783,867
1.75%, 11/15/29(b)	550	564,094
1.88%, 11/30/21	400	403,656
1.88%, 01/31/22	105	106,271
1.88%, 02/28/22	1,475	1,495,051
1.88%, 05/31/22	300	305,379
1.88%, 07/31/22	2,650	2,705,381
1.88%, 09/30/22	500	511,816
1.88%, 10/31/22	600	615,000
1.88%, 08/31/24	360	377,550
1.88%, 06/30/26	175	184,297
1.88%, 02/15/41	5,500	5,226,719
1.88%, 02/15/51(b)	7,700	7,040,687
2.00%, 02/15/22	800	811,031
2.00%, 11/30/22	1,300	1,336,867
2.00%, 02/15/23	800	825,531
2.00%, 04/30/24	780	818,756
2.00%, 05/31/24	5,750	6,041,094
2.00%, 06/30/24	300	315,445
2.00%, 02/15/25	1,425	1,505,156
2.00%, 08/15/25	2,900	3,070,148
2.00%, 11/15/26	1,750	1,852,266
2.00%, 02/15/50	450	423,914
2.13%, 06/30/21	90	90,148
2.13%, 12/31/21	1,000	1,012,031
2.13%, 05/15/22	2,550	2,599,904
2.13%, 06/30/22	2,000	2,044,141
2.13%, 12/31/22	14,450	14,907,772
2.13%, 02/29/24	850	893,695
2.13%, 03/31/24	2,100	2,210,414
2.13%, 05/15/25	1,000	1,062,500
2.25%, 07/31/21	450	451,652
2.25%, 04/15/22	1,500	1,528,594
2.25%, 01/31/24	500	526,758
2.25%, 04/30/24	2,643	2,793,734
2.25%, 11/15/24	375	398,701
2.25%, 12/31/24	2,100	2,235,023
2.25%, 11/15/25	1,500	1,605,117
2.25%, 03/31/26	275	294,615
2.25%, 02/15/27	300	321,539
2.25%, 08/15/27	1,400	1,499,203
2.25%, 11/15/27	230	246,190
2.25%, 08/15/46	4,455	4,445,255
2.38%, 01/31/23	1,000	1,037,500
2.38%, 08/15/24	675	718,717
2.38%, 05/15/27	1,300	1,402,375
2.38%, 05/15/29	790	849,127
2.38%, 11/15/49	1,690	1,728,817
	Par
Security	(000)	Value

U.S. Government Obligations (continued)
2.50%, 05/15/24	$475	$506,098
2.50%, 02/15/45	3,250	3,402,344
2.50%, 02/15/46	7,050	7,377,164
2.50%, 05/15/46	1,850	1,936,430
2.63%, 07/15/21	300	300,938
2.63%, 12/31/23	10,900	11,573,586
2.63%, 03/31/25	600	648,328
2.63%, 12/31/25	2,600	2,827,500
2.63%, 01/31/26	350	380,816
2.63%, 02/15/29	715	782,031
2.75%, 05/31/23	1,000	1,051,953
2.75%, 07/31/23	1,000	1,055,938
2.75%, 02/15/24	3,000	3,203,437
2.75%, 06/30/25	3,900	4,245,211
2.75%, 08/31/25	2,900	3,160,547
2.75%, 02/15/28	4,225	4,655,422
2.75%, 08/15/42	475	520,348
2.75%, 11/15/42	925	1,012,297
2.88%, 09/30/23	1,125	1,195,400
2.88%, 10/31/23	2,600	2,768,188
2.88%, 04/30/25	560	611,275
2.88%, 05/31/25	1,275	1,392,938
2.88%, 07/31/25	1,500	1,641,445
2.88%, 11/30/25	3,000	3,293,203
2.88%, 05/15/28	1,458	1,618,164
2.88%, 08/15/28	900	999,844
2.88%, 05/15/43	400	446,750
2.88%, 08/15/45	3,395	3,799,217
2.88%, 05/15/49	435	490,870
3.00%, 10/31/25	1,200	1,322,813
3.00%, 05/15/42	170	193,561
3.00%, 05/15/45	285	325,523
3.00%, 11/15/45	6,000	6,867,187
3.00%, 02/15/47	4,475	5,138,559
3.00%, 08/15/48	555	639,204
3.00%, 02/15/49	375	432,773
3.13%, 11/15/28	275	310,535
3.13%, 11/15/41	225	260,965
3.13%, 02/15/43	500	580,703
3.13%, 05/15/48	750	882,773
3.38%, 05/15/44	520	629,525
3.50%, 02/15/39	350	426,836
3.63%, 08/15/43	225	281,848
3.63%, 02/15/44	220	276,306
3.75%, 11/15/43	300	383,063
3.88%, 08/15/40	300	384,375
4.25%, 11/15/40	250	336,172
4.38%, 02/15/38	1,500	2,017,969
4.38%, 11/15/39	150	203,672
4.38%, 05/15/40	250	340,781
4.50%, 02/15/36(b)	900	1,209,797
4.50%, 05/15/38	500	682,422
4.63%, 02/15/40	250	350,234
5.00%, 05/15/37	400	570,938
6.25%, 08/15/23	300	339,961
6.25%, 05/15/30	100	140,484

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2021	(Percentages shown are based on Net Assets)

	Par/
	Shares
Security	(000)	Value

U.S. Government Obligations (continued)
6.38%, 08/15/27	$800	$1,056,438
		474,488,047
Total U.S. Government & Agency Obligations — 65.7%
(Cost: $844,472,575)		836,640,471

Short-Term Investments

Money Market Funds — 14.7%
BlackRock Cash Funds: Institutional, SL Agency Shares,
0.06%(h)(i)	153,919	154,010,941
BlackRock Cash Funds: Treasury, SL Agency Shares,
0.00%(h)(i)(j)	33,201	33,201,137
		187,212,078
Total Short-Term Investments — 14.7%
(Cost: $187,198,892)		187,212,078
Total Investments Before TBA Sales Commitments — 114.3%
(Cost: $1,465,558,414)		1,456,020,084

TBA Sales Commitments(g)

Mortgage-Backed Securities — (0.5)%
Uniform Mortgage-Backed Securities
2.00%, 06/17/36	(1,677)	(1,732,486)
2.50%, 06/17/36	(1,740)	(1,816,432)
4.00%, 06/14/51	(1,475)	(1,575,566)

	Par
Security	(000)	Value

Mortgage-Backed Securities (continued)
5.00%, 06/14/51	(1,000)	$(1,098,711)
		(6,223,195)

Total TBA Sales Commitments — (0.5)%
(Proceeds: $(6,227,595))		(6,223,195)

Total Investments, Net of TBA Sales Commitments — 113.8%
(Cost: $1,459,330,819)		1,449,796,889

Other Assets, Less Liabilities — (13.8)%.		(175,390,021)

Net Assets — 100.0%		$1,274,406,868

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	All or a portion of this security is on loan.

(c)	Zero-coupon bond.

(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	U.S. dollar denominated security issued by foreign domiciled entity. (g) TBA transaction.

(h)	Affiliate of the Fund.

(i)	Annualized 7-day yield as of period-end.

(j)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/21	Shares Held at 05/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$174,540,402	$—		$(20,530,143	)(a)	$(1,662)	$2,344	$154,010,941	153,919	$46,725		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	31,665,370	1,535,767	(a)	—		—	—	33,201,137	33,201	13,159	(b)	—
						$(1,662)	$2,344	$187,212,078		$59,884		$—
(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® ESG Aware U.S. Aggregate Bond ETF
May 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Asset-Backed Securities	$—	$4,641,403	$—	$4,641,403
Collaterized Mortgage Obligations	—	20,733,625	—	20,733,625
Corporate Bonds & Notes	—	363,408,939	—	363,408,939
Foreign Government Obligations	—	43,216,366	—	43,216,366
Municipal Debt Obligations	—	167,202	—	167,202
U.S. Government & Agency Obligations	—	836,640,471	—	836,640,471
Money Market Funds	187,212,078	—	—	187,212,078
	187,212,078	1,268,808,006	—	1,456,020,084
Liabilities
TBA Sales Commitments	—	(6,223,195)	—	(6,223,195)
	$187,212,078	$1,262,584,811	$—	$1,449,796,889
Portfolio Abbreviations - Fixed Income
BAB	Build America Bond
GO	General Obligation
LIBOR	London Interbank Offered Rate
SCA	Svenska Celluosa Aktiebolaget
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced